UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22656
American Funds Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class A
| PGGAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class C
| GGPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings b
y fu
nd type
(percent o
f n
et assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class T
| TPGGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six
months
?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-1
| PGGFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-2
| PGWFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-3
| PGXFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-A
| CPGAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of rece ipt by C
apital Group or your financial intermediary.
Lit. No. MF5ASRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-C
| CPGCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 59	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fu
nd
type
(percent o
f net
assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-E
| CGGEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio h
olding
s by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-T
| TGPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-1
| CGGFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-2
| FGGPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-3
| FGPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-A
| CGGGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six
months
?
(
based
on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-F-2
| CGHGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-1
| RGGAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2
| RGGBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2E
| REBGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-3
| RGLCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s ha
reholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-4
| RGGEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mu ltiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5E
| RGTFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 42
1-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5
| RGGFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additi
ona
l information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expe
nse
s, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR5SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-6
| RGGGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 7,729
Total number of portfolio holdings	8
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of a
ddit
ional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most s
hare
holder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR6SRX-055-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class A
| GWPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class C
| GWPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class T
| TGGPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 4
21-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-1
| GWPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-2
| GWPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on
a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-3
| GWPDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-A
| CGPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-C
| CGPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 58	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-E
| CGPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 32	0.62% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-T
| TPGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-1
| CGPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 10	0.19% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-2
| FGPGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-3
| FPGGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-A
| CGQGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-F-2
| CGRGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-1
|
RGWAX
 for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2
|
RGWBX
 for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2E
| RBGEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-3
| RGPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last
six
months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-4
| RGWEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5E
| RGSFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-053-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5
| RGWFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR5SRX-053-0626 © 2026 Capital Group.
Al
l rig
hts
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-6
| RGWGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 26,549
Total number of portfolio holdings	9
Portfolio turnover rate	11%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-053-0626 © 2026 Capital Group. All
rights
rese
rved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class A
| GAIOX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last
six
months?
(
based
on
a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class C
| GAITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class T
| TGXIX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-1
| GAIFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings
by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-2
| GAIEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on
a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-3
| GAIHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-A
| CGNAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-C
| CGNCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-E
| CGNEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 31	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-T
| TGGGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-1
| CGNFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-2
| FGGIX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-3
| FGIIX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-A
| CGNGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-F-2
| CGLGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one
cop
y of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-1
| RGNAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2
| RGNBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2E
| RBEGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
m
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents
will be mailed to sharehol
de
rs
wit
h
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-3
| RAICX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additi
on
al information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your
financial
intermediary.
Lit. No. MFR3SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-4
| RGNEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of
receipt
by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5E
| RGQFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-051-0626 © 2026 Capital Group.
All
rights res
erve
d.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5
| RGNFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund typ
e
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-6
| RGNGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 22,968
Total number of portfolio holdings	14
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-051-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class A
| BLPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class C
| BLPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class T
| TBBPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-1
| BLPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-2
| BLPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-3
| BLPDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-A
| CBAAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-C
| CBPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-E
| CBAEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-T
| TBPBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings
by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-1
| CBAFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-2
| FBBPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-3
| FPPBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-A
| CBAGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-F-2
| CBBGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-1
| RBAAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2
| RBABX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2E
| RBBEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-3
| RBACX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-4
| RBAEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5E
| RGPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5
| RBAFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-6
| RBAGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 16,855
Total number of portfolio holdings	13
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-050-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class A
| INPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class C
| INPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class T
| TTPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-1
| INPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on
a
hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-2
| INPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-3
| INPDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-A
| CIPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-C
| CIPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-E
| CIPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.59% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-T
| TPTPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-1
| CIPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings b
y fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-2
| FTPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings b
y fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-3
| FPTPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-A
| CIPGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.24% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-F-2
| CIQGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-1
| RNCAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2
| RINBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2E
| RNBEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MF2ESRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-3
| RNCCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.65% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio
holdings
by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-4
| RINEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.35% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5E
| RGOFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.17% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5
| RINFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-6
| RINGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 9,611
Total number of portfolio holdings	9
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-047-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class A
| TAIAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-046-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class C
| TAICX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-046-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class T
| TATAX
for the six months ended April
30
, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%
Portfolio holdings
by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-046-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-1
| TAIFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%
Portfolio holdings b
y fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-046-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-2
| TXIFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 7	0.13% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-046-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-3
| TYIFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,492
Total number of portfolio holdings	19
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-046-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class A
| PPVAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class C
| PPVCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class T
| TPPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-1
| PPVFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-2
| PPEFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-3
| PPFFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-A
| CPPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-C
| CPPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 57	1.14% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-E
| CPPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-T
| TPAPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 7	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(
percent
of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-1
| CPPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 11	0.22% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-2
| FPPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-045-0626 © 2026 Capital Group. All
rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-3
| FFPPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial
intermediary.
Lit. No. MF5YSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-A
| CPPGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 12	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZSRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-F-2
| CPQGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 2	0.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ASRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-1
| RPPVX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 54	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2
| RPPBX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 52	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2E
| RPBEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-3
| RPPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 31	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-4
| RPPEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5E
| RGMFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5
| RPPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-6
| RPPGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,876
Total number of portfolio holdings	2
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-045-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class A
| TEPAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-044-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class C
| TEPCX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-044-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class T
| TTEPX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 2	0.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-044-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-1
| TEPFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-044-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-2
| TXEFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last six months?
(
based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-044-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-3
| TYEFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last
six
months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 396
Total number of portfolio holdings	4
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of
receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-044-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Portfolio Series
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-900-0626 © 2026 Capital Group. All rights reserved.

American Funds Global Growth Portfoliounaudited
Investment portfolio April 30, 2026

Growth funds 83%	Shares	Value (000)
New Perspective Fund, Class R-6	21,296,720	$1,541,030
SMALLCAP World Fund, Inc., Class R-6	13,828,954	1,162,185
The Growth Fund of America, Class R-6	12,138,026	1,002,480
EUPAC Fund, Class R-6	12,132,390	774,046
The New Economy Fund, Class R-6 (a)	9,608,347	773,664
New World Fund, Inc., Class R-6	7,568,736	769,665
American Funds Global Insight Fund, Class R-6	13,013,164	388,183
		6,411,253
Growth-and-income funds 17%
Capital World Growth and Income Fund, Class R-6	16,985,741	1,319,792
Total investment securities 100% (cost: $5,363,326,000)		7,731,045
Other assets less liabilities 0%		(1,686)
Net assets 100%		$7,729,359
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 83%
New Perspective Fund, Class R-6	$1,426,715	$164,085	$—	$—	$(49,770)	$1,541,030	$18,603	$73,538
SMALLCAP World Fund, Inc., Class R-6	1,035,546	64,784	14,397	(1,045)	77,297	1,162,185	10,417	39,874
The Growth Fund of America, Class R-6	1,081,524	145,815	138,310	23,326	(109,875)	1,002,480	5,882	100,131
EUPAC Fund, Class R-6	579,295	216,186	4,678	605	(17,362)	774,046	17,394	41,839
The New Economy Fund, Class R-6 (a)	1,113,836	99,204	458,315	162,300	(143,361)	773,664	—	99,204
New World Fund, Inc., Class R-6	509,993	243,408	8,634	1,520	23,378	769,665	7,313	22,295
American Funds Global Insight Fund, Class R-6	356,993	11,407	—	—	19,783	388,183	4,231	—
						6,411,253
Growth-and-income funds 17%
Capital World Growth and Income Fund, Class R-6	1,083,424	237,564	23,417	1,387	20,834	1,319,792	11,084	89,239
Total 100%				$188,093	$(179,076)	$7,731,045	$74,924	$466,120

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

1	American Funds Portfolio Series

American Funds Growth Portfoliounaudited
Investment portfolio April 30, 2026

Growth funds 75%	Shares	Value (000)
The Growth Fund of America, Class R-6	67,371,458	$5,564,209
SMALLCAP World Fund, Inc., Class R-6	47,529,518	3,994,381
New Perspective Fund, Class R-6	54,896,054	3,972,278
The New Economy Fund, Class R-6 (a)	33,176,628	2,671,382
AMCAP Fund, Class R-6 (a)	53,962,917	2,625,296
New World Fund, Inc., Class R-6	10,464,558	1,064,141
		19,891,687
Growth-and-income funds 25%
Fundamental Investors, Class R-6	26,776,943	2,662,699
The Investment Company of America, Class R-6	40,425,762	2,661,228
Washington Mutual Investors Fund, Class R-6	19,838,857	1,339,321
		6,663,248
Total investment securities 100% (cost: $19,338,372,000)		26,554,935
Other assets less liabilities 0%		(5,978)
Net assets 100%		$26,548,957
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 75%
The Growth Fund of America, Class R-6	$6,286,537	$759,526	$972,282	$106,332	$(615,904)	$5,564,209	$34,200	$582,236
SMALLCAP World Fund, Inc., Class R-6	3,653,028	204,591	127,528	(14,108)	278,398	3,994,381	36,756	140,692
New Perspective Fund, Class R-6	3,714,388	389,916	—	—	(132,026)	3,972,278	48,764	192,728
The New Economy Fund, Class R-6 (a)	2,629,009	236,258	252,136	42,322	15,929	2,671,382	—	236,258
AMCAP Fund, Class R-6 (a)	3,727,877	211,125	1,247,252	337,325	(403,779)	2,625,296	—	161,822
New World Fund, Inc., Class R-6	—	1,060,060	—	—	4,081	1,064,141	—	—
						19,891,687
Growth-and-income funds 25%
Fundamental Investors, Class R-6	2,497,498	150,428	95,149	16,210	93,712	2,662,699	12,966	137,461
The Investment Company of America, Class R-6	2,468,373	257,311	—	—	(64,456)	2,661,228	15,470	197,604
Washington Mutual Investors Fund, Class R-6	—	1,323,648	—	—	15,673	1,339,321	—	—
						6,663,248
Total 100%				$488,081	$(808,372)	$26,554,935	$148,156	$1,648,801

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	2

American Funds Growth and Income Portfoliounaudited
Investment portfolio April 30, 2026

Growth funds 21%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	22,003,324	$1,849,159
American Funds Global Insight Fund, Class R-6	38,605,186	1,151,593
The Growth Fund of America, Class R-6	13,820,431	1,141,430
New World Fund, Inc., Class R-6	6,774,719	688,921
		4,831,103
Growth-and-income funds 42%
Capital World Growth and Income Fund, Class R-6	44,442,613	3,453,191
The Investment Company of America, Class R-6	41,663,654	2,742,718
Washington Mutual Investors Fund, Class R-6	34,149,080	2,305,404
Fundamental Investors, Class R-6	11,634,610	1,156,946
		9,658,259
Equity-income funds 10%
Capital Income Builder, Class R-6	28,387,232	2,304,475
Balanced funds 10%
American Balanced Fund, Class R-6	58,089,036	2,300,326
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	122,062,797	1,144,949
The Bond Fund of America, Class R-6	101,144,866	1,141,926
American Funds Strategic Bond Fund, Class R-6	123,801,909	1,135,264
American Funds Emerging Markets Bond Fund, Class R-6	56,291,298	456,522
		3,878,661
Total investment securities 100% (cost: $17,885,395,000)		22,972,824
Other assets less liabilities 0%		(4,583)
Net assets 100%		$22,968,241

3	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
SMALLCAP World Fund, Inc., Class R-6	$1,696,637	$113,634	$84,040	$(9,748)	$132,676	$1,849,159	$17,105	$65,476
American Funds Global Insight Fund, Class R-6	1,087,742	23,663	19,714	3,654	56,248	1,151,593	12,892	—
The Growth Fund of America, Class R-6	1,602,416	181,577	509,949	166,161	(298,775)	1,141,430	8,714	148,357
New World Fund, Inc., Class R-6	—	686,279	—	—	2,642	688,921	—	—
						4,831,103
Growth-and-income funds 42%
Capital World Growth and Income Fund, Class R-6	3,351,493	320,259	276,988	31,794	26,633	3,453,191	33,463	273,652
The Investment Company of America, Class R-6	4,431,623	412,287	1,966,316	698,099	(832,975)	2,742,718	27,581	353,656
Washington Mutual Investors Fund, Class R-6	2,158,387	130,994	—	—	16,023	2,305,404	18,900	95,534
Fundamental Investors, Class R-6	—	1,143,799	—	—	13,147	1,156,946	—	—
						9,658,259
Equity-income funds 10%
Capital Income Builder, Class R-6	2,103,194	183,241	47,609	7,748	57,901	2,304,475	41,645	96,122
Balanced funds 10%
American Balanced Fund, Class R-6	2,179,588	152,550	57,424	5,111	20,501	2,300,326	34,696	117,853
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	1,031,507	142,993	15,173	(327)	(14,051)	1,144,949	34,193	—
The Bond Fund of America, Class R-6	1,028,539	149,700	17,770	(1,728)	(16,815)	1,141,926	23,533	—
American Funds Strategic Bond Fund, Class R-6	1,025,491	148,870	12,706	(991)	(25,400)	1,135,264	22,152	—
American Funds Emerging Markets Bond Fund, Class R-6	—	457,648	—	—	(1,126)	456,522	129	—
						3,878,661
Total 100%				$899,773	$(863,371)	$22,972,824	$275,003	$1,150,650

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	4

American Funds Moderate Growth and Income Portfoliounaudited
Investment portfolio April 30, 2026

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	10,090,522	$848,007
New Perspective Fund, Class R-6	11,597,551	839,199
The Growth Fund of America, Class R-6	6,159,659	508,726
New World Fund, Inc., Class R-6	3,317,176	337,324
		2,533,256
Growth-and-income funds 22%
Washington Mutual Investors Fund, Class R-6	30,041,052	2,028,072
Capital World Growth and Income Fund, Class R-6	21,762,037	1,690,910
		3,718,982
Equity-income funds 10%
The Income Fund of America, Class R-6	61,382,314	1,689,855
Balanced funds 36%
American Balanced Fund, Class R-6	89,467,117	3,542,898
American Funds Global Balanced Fund, Class R-6	60,217,484	2,524,317
		6,067,215
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	89,644,960	840,870
The Bond Fund of America, Class R-6	74,285,685	838,685
American Funds Strategic Bond Fund, Class R-6	90,937,404	833,896
American Funds Emerging Markets Bond Fund, Class R-6	41,343,738	335,298
		2,848,749
Total investment securities 100% (cost: $12,955,984,000)		16,858,057
Other assets less liabilities 0%		(3,555)
Net assets 100%		$16,854,502

5	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$818,696	$44,359	$72,214	$(8,915)	$66,081	$848,007	$8,158	$31,226
New Perspective Fund, Class R-6	831,105	53,583	15,811	2,145	(31,823)	839,199	10,818	42,765
The Growth Fund of America, Class R-6	—	504,045	—	—	4,681	508,726	—	—
New World Fund, Inc., Class R-6	—	336,030	—	—	1,294	337,324	—	—
						2,533,256
Growth-and-income funds 22%
Washington Mutual Investors Fund, Class R-6	2,422,692	129,970	536,500	128,015	(116,105)	2,028,072	20,998	106,424
Capital World Growth and Income Fund, Class R-6	1,636,079	152,554	125,962	19,971	8,268	1,690,910	16,571	134,425
						3,718,982
Equity-income funds 10%
The Income Fund of America, Class R-6	1,573,743	156,433	58,784	4,219	14,244	1,689,855	41,646	91,577
Balanced funds 36%
American Balanced Fund, Class R-6	4,043,407	281,032	820,928	167,530	(128,143)	3,542,898	64,006	217,028
American Funds Global Balanced Fund, Class R-6	2,426,840	127,916	49,291	2,897	15,955	2,524,317	31,628	92,224
						6,067,215
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	773,368	77,722	—	—	(10,220)	840,870	24,959	—
The Bond Fund of America, Class R-6	772,572	79,551	—	—	(13,438)	838,685	17,183	—
American Funds Strategic Bond Fund, Class R-6	770,303	83,390	796	4	(19,005)	833,896	16,182	—
American Funds Emerging Markets Bond Fund, Class R-6	—	336,125	—	—	(827)	335,298	94	—
						2,848,749
Total 100%				$315,866	$(209,038)	$16,858,057	$252,243	$715,669

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	6

American Funds Conservative Growth and Income Portfoliounaudited
Investment portfolio April 30, 2026

Growth-and-income funds 26%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	14,281,245	$964,127
Capital World Growth and Income Fund, Class R-6	11,191,786	869,602
American Mutual Fund, Class R-6	10,929,325	675,869
		2,509,598
Equity-income funds 30%
Capital Income Builder, Class R-6	17,816,900	1,446,376
The Income Fund of America, Class R-6	52,465,875	1,444,385
		2,890,761
Fixed income funds 44%
American Funds Multi-Sector Income Fund, Class R-6	153,161,402	1,436,654
The Bond Fund of America, Class R-6	127,130,478	1,435,303
American High-Income Trust, Class R-6	97,070,735	958,088
American Funds Emerging Markets Bond Fund, Class R-6	47,163,695	382,498
		4,212,543
Total investment securities 100% (cost: $8,627,703,000)		9,612,902
Other assets less liabilities 0%		(2,009)
Net assets 100%		$9,610,893

7	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 26%
Washington Mutual Investors Fund, Class R-6	$904,440	$77,142	$25,022	$1,388	$6,179	$964,127	$7,970	$40,114
Capital World Growth and Income Fund, Class R-6	644,609	242,413	32,331	2,828	12,083	869,602	6,559	53,005
American Mutual Fund, Class R-6	902,046	68,848	289,474	101,312	(106,864)	675,869	9,555	50,969
						2,509,598
Equity-income funds 30%
Capital Income Builder, Class R-6	1,344,623	92,159	31,279	2,988	37,885	1,446,376	26,706	61,475
The Income Fund of America, Class R-6	1,341,780	121,695	34,136	373	14,673	1,444,385	35,639	78,209
						2,890,761
Fixed income funds 44%
American Funds Multi-Sector Income Fund, Class R-6	1,353,597	105,768	4,728	(49)	(17,934)	1,436,654	43,903	—
The Bond Fund of America, Class R-6	1,352,091	109,838	3,131	(60)	(23,435)	1,435,303	30,226	—
American High-Income Trust, Class R-6	902,483	58,541	—	—	(2,936)	958,088	30,280	—
American Funds Emerging Markets Bond Fund, Class R-6 (b)	269,039	114,431	3,538	—	2,566	382,498	5,113	—
						4,212,543
Total 100%				$108,780	$(77,783)	$9,612,902	$195,951	$283,772

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	8

American Funds Tax-Aware Conservative Growth and Income Portfoliounaudited
Investment portfolio April 30, 2026

Growth funds 4%	Shares	Value (000)
Capital Group Global Equity ETF (a)	8,237,333	$272,656
Growth-and-income funds 49%
Capital Group Dividend Value ETF	22,956,406	1,065,407
Capital World Growth and Income Fund, Class R-6	11,081,851	861,060
Capital Group Dividend Growers ETF	17,799,567	665,170
Capital Group Conservative Equity ETF (a)	9,951,341	313,865
Capital Group Core Equity ETF	6,058,339	257,843
		3,163,345
Tax-exempt fixed income funds 47%
Capital Group Municipal High-Income ETF (a)	59,894,857	1,529,715
Capital Group Municipal Income ETF (a)	46,708,603	1,276,546
Capital Group Short Duration Municipal Income ETF	8,566,361	225,466
		3,031,727
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 3.67% (b)	157,491	15,748
Money market investments purchased with collateral from securities on loan
Capital Group Central Cash Fund 3.67% (b)(c)	25,456	2,545
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.54% (b)(c)	1,200,000	1,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.57% (b)(c)	1,200,000	1,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.53% (b)(c)	500,000	500
Fidelity Investments Money Market Government Portfolio, Class I 3.54% (b)(c)	400,000	400
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.53% (b)(c)	400,000	400
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)(c)	400,000	400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.58% (b)(c)	369,997	370
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (b)(c)	100,000	100
		7,115
		22,863
Total investment securities 100% (cost: $5,419,989,000)		6,490,591
Other assets less liabilities 0%		1,468
Net assets 100%		$6,492,059

9	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio (continued)
Investments in affiliates (d)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
Capital Group Global Equity ETF (a)	$—	$261,879	$—	$—	$10,777	$272,656	$446	$—
Growth-and-income funds 49%
Capital Group Dividend Value ETF	972,785	6,932	255	39	85,906	1,065,407	6,922	—
Capital World Growth and Income Fund, Class R-6	912,281	8,908	65,160	4,744	287	861,060	8,908	74,881
Capital Group Dividend Growers ETF	598,538	23,352	—	—	43,280	665,170	5,548	—
Capital Group Conservative Equity ETF (a)	295,995	2,672	—	—	15,198	313,865	2,670	—
Capital Group Core Equity ETF	242,714	1,177	—	—	13,952	257,843	1,174	—
						3,163,345
Tax-exempt fixed income funds 47%
Capital Group Municipal High-Income ETF (a)	1,496,891	32,236	—	—	588	1,529,715	31,928	—
Capital Group Municipal Income ETF (a)	1,257,723	21,673	—	—	(2,850)	1,276,546	21,471	—
Capital Group Short Duration Municipal Income ETF	222,152	3,409	—	—	(95)	225,466	3,358	—
						3,031,727
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 3.67% (b)	14,314	213,826	212,391	3	(4)	15,748	328	—
Money market investments purchased with collateral from securities on loan
Capital Group Central Cash Fund 3.67% (b)(c)	—	2,545 (e)				2,545	— (f)	—
Total 100%				$4,786	$167,039	$6,486,021	$82,753	$74,881

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Rate represents the seven-day yield at 4/30/2026.
(c)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(d)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Represents net activity. Refer to Note 5 for more information on securities lending.
(f)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Refer to the notes to financial statements.

American Funds Portfolio Series	10

American Funds Preservation Portfoliounaudited
Investment portfolio April 30, 2026

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	108,105,572	$1,032,408
Intermediate Bond Fund of America, Class R-6	66,987,548	844,043
		1,876,451
Total investment securities 100% (cost: $1,964,429,000)		1,876,451
Other assets less liabilities 0%		(410)
Net assets 100%		$1,876,041
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,034,619	$45,425	$40,036	$(101)	$(7,499)	$1,032,408	$20,568	$—
Intermediate Bond Fund of America, Class R-6	846,449	40,876	34,572	(42)	(8,668)	844,043	17,454	—
						1,876,451
Total 100%				$(143)	$(16,167)	$1,876,451	$38,022	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

11	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfoliounaudited
Investment portfolio April 30, 2026

Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,141,964	$158,316
Capital Group Short Duration Municipal Income ETF	4,490,376	118,187
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,597,009	116,782
		393,285
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 3.67% (a)	18,373	1,837
Total investment securities 100% (cost: $394,347,000)		395,122
Other assets less liabilities 0%		428
Net assets 100%		$395,550
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$157,982	$10,127	$9,276	$3	$(520)	$158,316	$2,310	$—
Capital Group Short Duration Municipal Income ETF	117,974	7,236	6,964	3	(62)	118,187	1,770	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	116,550	6,881	6,526	(2)	(121)	116,782	1,701	—
						393,285
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 3.67% (a)	1,976	11,570	11,708	— (c)	(1)	1,837	37	—
Total 100%				$4	$(704)	$395,122	$5,818	$—

(a)	Rate represents the seven-day yield at 4/30/2026.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	12

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2026 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Affiliated issuers	$7,731,045	$26,554,935	$22,972,824
Unaffiliated issuers	—	—	—
Cash	—	—	—
Receivables for:
Sales of investments	—	1,510	—
Sales of fund’s shares	3,583	11,261	9,396
Dividends	—	—	10,180
Securities lending income	—	—	—
Total assets	7,734,628	26,567,706	22,992,400
Liabilities:
Collateral for securities on loan	—	—	—
Payables for:
Purchases of investments	35	—	11,235
Repurchases of fund’s shares	3,561	12,780	8,271
Services provided by related parties	1,552	5,590	4,381
Trustees’ deferred compensation	65	184	183
Other	56	195	89
Total liabilities	5,269	18,749	24,159

Net assets at April 30, 2026	$7,729,359	$26,548,957	$22,968,241
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,718,457	$17,220,462	$15,796,812
Total distributable earnings (accumulated loss)	3,010,902	9,328,495	7,171,429
Net assets at April 30, 2026	$7,729,359	$26,548,957	$22,968,241
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Affiliated issuers	5,363,326	19,338,372	17,885,395
Unaffiliated issuers	—	—	—

Refer to the notes to financial statements.

13	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities, at value:
Affiliated issuers	$16,858,057	$9,612,902	$6,486,021
Unaffiliated issuers	—	—	4,570
Cash	—	—	50
Receivables for:
Sales of investments	3,275	2,290	—
Sales of fund’s shares	6,134	3,858	2,710
Dividends	7,329	19,386	9,992
Securities lending income	—	—	4
Total assets	16,874,795	9,638,436	6,503,347
Liabilities:
Collateral for securities on loan	—	—	7,115
Payables for:
Purchases of investments	7,329	19,386	897
Repurchases of fund’s shares	9,428	6,167	2,284
Services provided by related parties	3,343	1,882	941
Trustees’ deferred compensation	151	87	51
Other	42	21	—
Total liabilities	20,293	27,543	11,288

Net assets at April 30, 2026	$16,854,502	$9,610,893	$6,492,059
Net assets consist of:
Capital paid in on shares of beneficial interest	$11,897,701	$8,212,663	$5,318,615
Total distributable earnings (accumulated loss)	4,956,801	1,398,230	1,173,444
Net assets at April 30, 2026	$16,854,502	$9,610,893	$6,492,059
Investment securities on loan, at value	$—	$—	$6,963
Investment securities, at cost
Affiliated issuers	12,955,984	8,627,703	5,415,419
Unaffiliated issuers	—	—	4,570

Refer to the notes to financial statements.

American Funds Portfolio Series	14

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities, at value:
Affiliated issuers	$1,876,451	$395,122
Unaffiliated issuers	—	—
Cash	—	50
Receivables for:
Sales of investments	—	235
Sales of fund’s shares	1,404	155
Dividends	6,341	971
Securities lending income	—	—
Total assets	1,884,196	396,533
Liabilities:
Collateral for securities on loan	—	—
Payables for:
Purchases of investments	6,545	667
Repurchases of fund’s shares	1,200	246
Services provided by related parties	373	63
Trustees’ deferred compensation	26	7
Other	11	—
Total liabilities	8,155	983

Net assets at April 30, 2026	$1,876,041	$395,550
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,089,517	$428,549
Total distributable earnings (accumulated loss)	(213,476)	(32,999)
Net assets at April 30, 2026	$1,876,041	$395,550
Investment securities on loan, at value	$—	$—
Investment securities, at cost
Affiliated issuers	1,964,429	394,347
Unaffiliated issuers	—	—

Refer to the notes to financial statements.

15	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$4,191,744	$15,690,736	$15,098,035
	Shares outstanding	149,843	515,653	675,714
	Net asset value per share	$27.97	$30.43	$22.34
Class C:	Net assets	$333,636	$1,355,140	$1,083,686
	Shares outstanding	12,299	46,846	48,901
	Net asset value per share	$27.13	$28.93	$22.16
Class T:	Net assets	$19	$19	$16
	Shares outstanding	1	1	1
	Net asset value per share	$28.03	$30.50	$22.35
Class F-1:	Net assets	$63,608	$207,390	$277,469
	Shares outstanding	2,268	6,814	12,416
	Net asset value per share	$28.05	$30.44	$22.35
Class F-2:	Net assets	$775,497	$2,219,003	$2,106,502
	Shares outstanding	27,563	72,392	94,063
	Net asset value per share	$28.14	$30.65	$22.39
Class F-3:	Net assets	$334,436	$429,706	$440,030
	Shares outstanding	11,916	14,056	19,679
	Net asset value per share	$28.07	$30.57	$22.36
Class 529-A:	Net assets	$1,052,695	$3,794,432	$1,734,337
	Shares outstanding	37,749	125,060	77,678
	Net asset value per share	$27.89	$30.34	$22.33
Class 529-C:	Net assets	$36,530	$129,660	$71,179
	Shares outstanding	1,348	4,500	3,203
	Net asset value per share	$27.09	$28.81	$22.22
Class 529-E:	Net assets	$29,804	$129,999	$54,964
	Shares outstanding	1,077	4,343	2,469
	Net asset value per share	$27.67	$29.93	$22.26
Class 529-T:	Net assets	$28	$30	$25
	Shares outstanding	1	1	1
	Net asset value per share	$28.01	$30.48	$22.35
Class 529-F-1:	Net assets	$18	$19	$18
	Shares outstanding	1	1	1
	Net asset value per share	$28.01	$30.53	$22.36
Class 529-F-2:	Net assets	$253,208	$721,608	$285,845
	Shares outstanding	9,060	23,729	12,794
	Net asset value per share	$27.95	$30.41	$22.34
Class 529-F-3:	Net assets	$19	$20	$19
	Shares outstanding	1	1	1
	Net asset value per share	$27.94	$30.40	$22.35
Class ABLE-A:	Net assets	$7,925	$34,867	$22,324
	Shares outstanding	284	1,150	997
	Net asset value per share	$27.85	$30.31	$22.39
Class ABLE-F-2:	Net assets	$1,019	$2,436	$2,094
	Shares outstanding	36	80	93
	Net asset value per share	$28.00	$30.46	$22.42
Class R-1:	Net assets	$6,144	$70,852	$28,313
	Shares outstanding	225	2,442	1,277
	Net asset value per share	$27.35	$29.02	$22.18
Class R-2:	Net assets	$129,863	$343,354	$231,005
	Shares outstanding	4,811	11,881	10,455
	Net asset value per share	$26.99	$28.90	$22.10
Refer to the notes to financial statements.

American Funds Portfolio Series	16

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)
		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$6,086	$15,876	$17,728
	Shares outstanding	220	536	797
	Net asset value per share	$27.62	$29.59	$22.25
Class R-3:	Net assets	$133,398	$444,301	$260,026
	Shares outstanding	4,824	14,821	11,699
	Net asset value per share	$27.65	$29.98	$22.23
Class R-4:	Net assets	$69,937	$141,537	$103,675
	Shares outstanding	2,507	4,657	4,641
	Net asset value per share	$27.90	$30.39	$22.34
Class R-5:	Net assets	$26,849	$61,231	$54,446
	Shares outstanding	948	1,983	2,424
	Net asset value per share	$28.33	$30.87	$22.46
Class R-5E:	Net assets	$45,377	$135,675	$64,219
	Shares outstanding	1,627	4,468	2,878
	Net asset value per share	$27.88	$30.37	$22.31
Class R-6:	Net assets	$231,519	$621,066	$1,032,286
	Shares outstanding	8,149	20,183	46,061
	Net asset value per share	$28.41	$30.77	$22.41

Refer to the notes to financial statements.

17	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$11,500,561	$6,658,793	$4,783,202
	Shares outstanding	553,326	456,433	273,584
	Net asset value per share	$20.78	$14.59	$17.48
Class C:	Net assets	$784,533	$466,587	$310,136
	Shares outstanding	38,021	32,193	17,894
	Net asset value per share	$20.63	$14.49	$17.33
Class T:	Net assets	$15	$12	$14
	Shares outstanding	1	1	1
	Net asset value per share	$20.80	$14.60	$17.49
Class F-1:	Net assets	$114,143	$176,632	$336,144
	Shares outstanding	5,488	12,098	19,233
	Net asset value per share	$20.80	$14.60	$17.48
Class F-2:	Net assets	$1,618,981	$1,082,305	$839,804
	Shares outstanding	77,735	74,034	47,933
	Net asset value per share	$20.83	$14.62	$17.52
Class F-3:	Net assets	$420,307	$214,712	$222,759
	Shares outstanding	20,210	14,713	12,725
	Net asset value per share	$20.80	$14.59	$17.51
Class 529-A:	Net assets	$790,503	$396,521
	Shares outstanding	38,041	27,202	Not applicable
	Net asset value per share	$20.78	$14.58
Class 529-C:	Net assets	$37,290	$24,349
	Shares outstanding	1,801	1,677	Not applicable
	Net asset value per share	$20.71	$14.52
Class 529-E:	Net assets	$19,438	$9,226
	Shares outstanding	938	633	Not applicable
	Net asset value per share	$20.73	$14.58
Class 529-T:	Net assets	$22	$19
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$20.79	$14.59
Class 529-F-1:	Net assets	$17	$16
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$20.82	$14.60
Class 529-F-2:	Net assets	$144,222	$81,808
	Shares outstanding	6,939	5,610	Not applicable
	Net asset value per share	$20.78	$14.58
Class 529-F-3:	Net assets	$17	$16
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$20.78	$14.58
Class ABLE-A:	Net assets	$18,365	$8,213
	Shares outstanding	882	563	Not applicable
	Net asset value per share	$20.82	$14.60
Class ABLE-F-2:	Net assets	$1,600	$684
	Shares outstanding	77	47	Not applicable
	Net asset value per share	$20.85	$14.63
Class R-1:	Net assets	$10,795	$3,793
	Shares outstanding	522	262	Not applicable
	Net asset value per share	$20.68	$14.49
Class R-2:	Net assets	$144,158	$51,121
	Shares outstanding	6,993	3,531	Not applicable
	Net asset value per share	$20.61	$14.48
Refer to the notes to financial statements.

American Funds Portfolio Series	18

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)
		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$10,702	$2,366
	Shares outstanding	515	162	Not applicable
	Net asset value per share	$20.77	$14.58
Class R-3:	Net assets	$170,597	$69,042
	Shares outstanding	8,234	4,748	Not applicable
	Net asset value per share	$20.72	$14.54
Class R-4:	Net assets	$94,405	$37,585
	Shares outstanding	4,540	2,575	Not applicable
	Net asset value per share	$20.79	$14.60
Class R-5:	Net assets	$46,774	$22,136
	Shares outstanding	2,243	1,512	Not applicable
	Net asset value per share	$20.85	$14.64
Class R-5E:	Net assets	$40,895	$16,445
	Shares outstanding	1,966	1,129	Not applicable
	Net asset value per share	$20.80	$14.57
Class R-6:	Net assets	$886,162	$288,512
	Shares outstanding	42,504	19,719	Not applicable
	Net asset value per share	$20.85	$14.63

Refer to the notes to financial statements.

19	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,240,047	$324,165
	Shares outstanding	131,045	33,295
	Net asset value per share	$9.46	$9.74
Class C:	Net assets	$40,381	$5,943
	Shares outstanding	4,278	611
	Net asset value per share	$9.44	$9.73
Class T:	Net assets	$9	$10
	Shares outstanding	1	1
	Net asset value per share	$9.47	$9.74
Class F-1:	Net assets	$15,547	$1,847
	Shares outstanding	1,642	189
	Net asset value per share	$9.47	$9.75
Class F-2:	Net assets	$170,329	$57,114
	Shares outstanding	17,998	5,866
	Net asset value per share	$9.46	$9.74
Class F-3:	Net assets	$47,482	$6,471
	Shares outstanding	5,019	665
	Net asset value per share	$9.46	$9.74
Class 529-A:	Net assets	$186,850
	Shares outstanding	19,756	Not applicable
	Net asset value per share	$9.46
Class 529-C:	Net assets	$8,530
	Shares outstanding	904	Not applicable
	Net asset value per share	$9.44
Class 529-E:	Net assets	$4,521
	Shares outstanding	478	Not applicable
	Net asset value per share	$9.45
Class 529-T:	Net assets	$12
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.47
Class 529-F-1:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.46
Class 529-F-2:	Net assets	$63,912
	Shares outstanding	6,753	Not applicable
	Net asset value per share	$9.46
Class 529-F-3:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.46
Class ABLE-A:	Net assets	$2,088
	Shares outstanding	220	Not applicable
	Net asset value per share	$9.49
Class ABLE-F-2:	Net assets	$421
	Shares outstanding	44	Not applicable
	Net asset value per share	$9.52
Class R-1:	Net assets	$1,271
	Shares outstanding	135	Not applicable
	Net asset value per share	$9.44
Class R-2:	Net assets	$16,581
	Shares outstanding	1,762	Not applicable
	Net asset value per share	$9.41
Refer to the notes to financial statements.

American Funds Portfolio Series	20

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)
		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$496
	Shares outstanding	52	Not applicable
	Net asset value per share	$9.47
Class R-3:	Net assets	$21,328
	Shares outstanding	2,257	Not applicable
	Net asset value per share	$9.45
Class R-4:	Net assets	$11,017
	Shares outstanding	1,164	Not applicable
	Net asset value per share	$9.46
Class R-5:	Net assets	$2,764
	Shares outstanding	292	Not applicable
	Net asset value per share	$9.47
Class R-5E:	Net assets	$4,054
	Shares outstanding	428	Not applicable
	Net asset value per share	$9.47
Class R-6:	Net assets	$38,379
	Shares outstanding	4,054	Not applicable
	Net asset value per share	$9.47

Refer to the notes to financial statements.

21	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$74,924	$148,156	$275,003
Securities lending income (net of fees)	—	—	—
	74,924	148,156	275,003
Fees and expenses*:
Distribution services	8,991	33,025	28,272
Transfer agent services	3,102	10,102	6,334
529 and ABLE plan services	328	1,149	527
Reports to shareholders	66	224	196
Registration statement and prospectus	318	1,342	1,091
Trustees’ compensation	15	51	45
Auditing and legal	4	15	12
Custodian	4	14	12
Other	4	13	12
Total fees and expenses before waivers and/or reimbursements	12,832	45,935	36,501
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	2	8	6
Total fees and expenses after waivers and/or reimbursements	12,830	45,927	36,495
Net investment income	62,094	102,229	238,508
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	188,093	488,081	899,773
Capital gain distributions received from affiliated issuers	466,121	1,648,801	1,150,651
	654,214	2,136,882	2,050,424
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(179,076)	(808,372)	(863,371)
Net realized gain (loss) and unrealized appreciation (depreciation)	475,138	1,328,510	1,187,053
Net increase (decrease) in net assets resulting from operations	$537,232	$1,430,739	$1,425,561

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Portfolio Series	22

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$252,243	$195,951	$82,753
Securities lending income (net of fees)	—	—	4
	252,243	195,951	82,757
Fees and expenses*:
Distribution services	20,892	12,176	8,646
Transfer agent services	3,939	2,249	1,220
529 and ABLE plan services	248	128	—
Reports to shareholders	145	82	55
Registration statement and prospectus	727	490	330
Trustees’ compensation	34	19	13
Auditing and legal	9	6	3
Custodian	9	5	3
Other	9	5	3
Total fees and expenses before waivers and/or reimbursements	26,012	15,160	10,273
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	5	2	—
Total fees and expenses after waivers and/or reimbursements	26,007	15,158	10,273
Net investment income	226,236	180,793	72,484
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	315,866	108,780	4,786
Capital gain distributions received from affiliated issuers	715,671	283,772	74,881
	1,031,537	392,552	79,667
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(209,038)	(77,783)	167,039
Net realized gain (loss) and unrealized appreciation (depreciation)	822,499	314,769	246,706
Net increase (decrease) in net assets resulting from operations	$1,048,735	$495,562	$319,190

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

23	American Funds Portfolio Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$38,022	$5,818
Securities lending income (net of fees)	—	—
	38,022	5,818
Fees and expenses*:
Distribution services	2,513	514
Transfer agent services	726	92
529 and ABLE plan services	67	—
Reports to shareholders	17	4
Registration statement and prospectus	109	17
Trustees’ compensation	4	1
Auditing and legal	1	— †
Custodian	1	— †
Other	1	— †
Total fees and expenses before waivers and/or reimbursements	3,439	628
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	1	—
Total fees and expenses after waivers and/or reimbursements	3,438	628
Net investment income	34,584	5,190
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(143)	4
Capital gain distributions received from affiliated issuers	—	—
	(143)	4
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(16,167)	(704)
Net realized gain (loss) and unrealized appreciation (depreciation)	(16,310)	(700)
Net increase (decrease) in net assets resulting from operations	$18,274	$4,490
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	24

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$62,094	$36,462	$102,229	$87,485	$238,508	$343,745
Net realized gain (loss)	654,214	353,441	2,136,882	1,383,104	2,050,424	912,547
Net unrealized appreciation (depreciation)	(179,076)	954,459	(808,372)	3,148,030	(863,371)	2,011,102
Net increase (decrease) in net assets resulting from operations	537,232	1,344,362	1,430,739	4,618,619	1,425,561	3,267,394
Distributions paid to shareholders	(385,112)	(252,158)	(1,372,931)	(1,130,359)	(1,053,154)	(867,703)
Net capital share transactions	391,506	(27,095)	1,520,931	1,698,020	904,822	911,903
Total increase (decrease) in net assets	543,626	1,065,109	1,578,739	5,186,280	1,277,229	3,311,594
Net assets:
Beginning of period	7,185,733	6,120,624	24,970,218	19,783,938	21,691,012	18,379,418
End of period	$7,729,359	$7,185,733	$26,548,957	$24,970,218	$22,968,241	$21,691,012

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$226,236	$326,847	$180,793	$314,983	$72,484	$134,358
Net realized gain (loss)	1,031,537	652,661	392,552	194,568	79,667	200,111
Net unrealized appreciation (depreciation)	(209,038)	1,164,251	(77,783)	429,973	167,039	296,477
Net increase (decrease) in net assets resulting from operations	1,048,735	2,143,759	495,562	939,524	319,190	630,946
Distributions paid to shareholders	(808,782)	(514,193)	(344,905)	(408,583)	(260,193)	(263,764)
Net capital share transactions	549,641	94,201	447,707	624,153	410,564	442,759
Total increase (decrease) in net assets	789,594	1,723,767	598,364	1,155,094	469,561	809,941
Net assets:
Beginning of period	16,064,908	14,341,141	9,012,529	7,857,435	6,022,498	5,212,557
End of period	$16,854,502	$16,064,908	$9,610,893	$9,012,529	$6,492,059	$6,022,498

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

25	American Funds Portfolio Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$34,584	$73,592	$5,190	$10,616
Net realized gain (loss)	(143)	(3,936)	4	(811)
Net unrealized appreciation (depreciation)	(16,167)	28,770	(704)	6,781
Net increase (decrease) in net assets resulting from operations	18,274	98,426	4,490	16,586
Distributions paid to shareholders	(34,531)	(73,800)	(5,191)	(10,567)
Net capital share transactions	11,668	(21,099)	1,464	(14,565)
Total increase (decrease) in net assets	(4,589)	3,527	763	(8,546)
Net assets:
Beginning of period	1,880,630	1,877,103	394,787	403,333
End of period	$1,876,041	$1,880,630	$395,550	$394,787
*
Unaudited.
Refer to the notes to financial statements.

American Funds Portfolio Series	26

Notes to financial statementsunaudited
1. Organization

American Funds Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.
Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.
The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds
None (except 0.75% for certain
redemptions within 18 months of
purchase without an initial sales
charge for Preservation Portfolio,
Tax-Exempt Preservation Portfolio
and Tax-Aware Conservative
Growth and Income Portfolio, and
1.00% for certain redemptions
within 18 months of purchase
without an initial sales charge for
all other funds)
None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.

27	American Funds Portfolio Series

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

American Funds Portfolio Series	28

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2026, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

29	American Funds Portfolio Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental,  governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The underlying fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the underlying fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Portfolio Series	30

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

31	American Funds Portfolio Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to  other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

American Funds Portfolio Series	32

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

33	American Funds Portfolio Series

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Tax-Aware Conservative Growth and Income Portfolio	$6,963	$7,115	—	$7,115
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Portfolio Series	34

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
As of October 31, 2025
Undistributed ordinary income	$—	$—	$15,293	$25,160
Late year ordinary loss deferral[1]	(5,505)	(26,652)	—	—
Undistributed long-term capital gains	324,750	1,282,477	840,889	593,371
As of April 30, 2026
Gross unrealized appreciation on investments	2,361,137	7,211,204	5,280,399	4,063,531
Gross unrealized depreciation on investments	—	—	(203,016)	(175,108)
Net unrealized appreciation (depreciation) on investments	2,361,137	7,211,204	5,077,383	3,888,423
Cost of investments	5,369,908	19,343,731	17,895,441	12,969,634

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
As of October 31, 2025
Undistributed ordinary income	$23,264	$8,957	$2,669	$—
Undistributed tax-exempt income	—	14,830	—	592
Undistributed long-term capital gains	173,416	187,622	—	—
Capital loss carryforward[2]	—	—	(124,423)	(33,372)
As of April 30, 2026
Gross unrealized appreciation on investments	1,355,814	1,070,206	—	2,476
Gross unrealized depreciation on investments	(383,520)	—	(91,749)	(2,667)
Net unrealized appreciation (depreciation) on investments	972,294	1,070,206	(91,749)	(191)
Cost of investments	8,640,608	5,420,385	1,968,200	395,313
1
These deferrals are considered incurred in the subsequent year.
2
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

35	American Funds Portfolio Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$33,036	$175,540	$208,576	$21,757	$115,024	$136,781
Class C	388	15,795	16,183	—	12,191	12,191
Class T	— [3]	1	1	— [3]	1	1
Class F-1	531	2,916	3,447	364	1,975	2,339
Class F-2	7,503	31,807	39,310	5,376	20,942	26,318
Class F-3	3,660	14,285	17,945	2,770	9,639	12,409
Class 529-A	7,960	43,743	51,703	4,969	27,497	32,466
Class 529-C	33	1,618	1,651	—	1,226	1,226
Class 529-E	173	1,278	1,451	96	824	920
Class 529-T	— [3]	1	1	— [3]	1	1
Class 529-F-1	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-2	2,384	10,109	12,493	1,429	5,603	7,032
Class 529-F-3	— [3]	1	1	— [3]	— [3]	— [3]
Class ABLE-A	62	307	369	35	168	203
Class ABLE-F-2	9	39	48	6	22	28
Class R-1	11	263	274	1	181	182
Class R-2	226	5,994	6,220	—	4,192	4,192
Class R-2E	21	232	253	—	146	146
Class R-3	753	5,820	6,573	419	3,712	4,131
Class R-4	574	3,050	3,624	380	1,982	2,362
Class R-5E	414	1,806	2,220	285	1,139	1,424
Class R-5	298	1,217	1,515	130	477	607
Class R-6	2,295	8,958	11,253	1,607	5,592	7,199
Total	$60,331	$324,781	$385,112	$39,624	$212,534	$252,158
Growth Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$53,903	$758,652	$812,555	$54,430	$620,038	$674,468
Class C	—	71,956	71,956	—	65,773	65,773
Class T	— [3]	1	1	— [3]	1	1
Class F-1	696	9,667	10,363	549	6,539	7,088
Class F-2	11,835	104,320	116,155	11,166	83,135	94,301
Class F-3	2,679	20,752	23,431	2,507	16,684	19,191
Class 529-A	11,657	181,053	192,710	11,940	145,322	157,262
Class 529-C	—	6,745	6,745	—	6,245	6,245
Class 529-E	157	6,465	6,622	235	5,352	5,587
Class 529-T	— [3]	2	2	— [3]	1	1
Class 529-F-1	— [3]	1	1	— [3]	1	1
Class 529-F-2	3,745	33,752	37,497	3,186	24,431	27,617
Class 529-F-3	— [3]	1	1	— [3]	1	1
Class ABLE-A	125	1,536	1,661	106	1,040	1,146
Class ABLE-F-2	12	102	114	8	61	69
Class R-1	—	3,552	3,552	—	2,879	2,879
Class R-2	—	17,390	17,390	— [3]	14,915	14,915
Class R-2E	—	754	754	—	659	659
Class R-3	435	21,322	21,757	610	16,581	17,191
Class R-4	461	6,758	7,219	553	6,120	6,673
Class R-5E	672	6,314	6,986	621	4,894	5,515
Class R-5	356	2,990	3,346	291	2,069	2,360
Class R-6	3,671	28,442	32,113	2,798	18,618	21,416
Total	$90,404	$1,282,527	$1,372,931	$89,000	$1,041,359	$1,130,359
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	36

Growth and Income Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$140,962	$554,398	$695,360	$227,481	$350,255	$577,736
Class C	6,618	42,356	48,974	11,231	30,924	42,155
Class T	— [3]	1	1	— [3]	— [3]	— [3]
Class F-1	2,526	10,219	12,745	3,935	6,115	10,050
Class F-2	21,170	74,870	96,040	32,714	44,458	77,172
Class F-3	4,697	15,935	20,632	7,822	10,300	18,122
Class 529-A	15,747	63,009	78,756	25,332	39,399	64,731
Class 529-C	401	2,644	3,045	656	1,889	2,545
Class 529-E	440	2,012	2,452	733	1,369	2,102
Class 529-T	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-2	2,898	10,219	13,117	4,454	5,904	10,358
Class 529-F-3	— [3]	1	1	— [3]	— [3]	— [3]
Class ABLE-A	195	739	934	279	396	675
Class ABLE-F-2	20	69	89	27	34	61
Class R-1	164	1,077	1,241	266	704	970
Class R-2	1,424	9,140	10,564	2,403	6,525	8,928
Class R-2E	134	734	868	238	518	756
Class R-3	2,117	10,058	12,175	3,410	6,279	9,689
Class R-4	983	3,946	4,929	1,564	2,422	3,986
Class R-5E	592	2,079	2,671	928	1,297	2,225
Class R-5	556	1,944	2,500	813	877	1,690
Class R-6	10,547	35,511	46,058	15,136	18,616	33,752
Total	$212,191	$840,963	$1,053,154	$339,422	$528,281	$867,703
Moderate Growth and Income Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$147,477	$405,342	$552,819	$221,269	$131,015	$352,284
Class C	7,691	29,515	37,206	11,910	11,142	23,052
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	1,470	4,141	5,611	2,311	1,425	3,736
Class F-2	21,809	55,581	77,390	32,104	17,287	49,391
Class F-3	5,978	14,744	20,722	8,948	4,753	13,701
Class 529-A	9,960	27,693	37,653	15,014	8,990	24,004
Class 529-C	341	1,319	1,660	499	485	984
Class 529-E	232	715	947	365	254	619
Class 529-T	— [3]	1	1	1	— [3]	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	1,924	4,863	6,787	2,874	1,558	4,432
Class 529-F-3	— [3]	1	1	— [3]	— [3]	— [3]
Class ABLE-A	220	590	810	280	151	431
Class ABLE-F-2	22	55	77	27	12	39
Class R-1	102	398	500	155	138	293
Class R-2	1,364	5,252	6,616	1,967	1,828	3,795
Class R-2E	103	346	449	144	109	253
Class R-3	1,970	6,194	8,164	2,936	2,047	4,983
Class R-4	1,211	3,367	4,578	1,888	1,163	3,051
Class R-5E	533	1,361	1,894	807	449	1,256
Class R-5	658	1,658	2,316	947	426	1,373
Class R-6	12,319	30,262	42,581	17,881	8,634	26,515
Total	$215,384	$593,398	$808,782	$322,327	$191,866	$514,193
Refer to the end of the table(s) for footnote(s).

37	American Funds Portfolio Series

Conservative Growth and Income Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$120,061	$121,550	$241,611	$223,878	$70,005	$293,883
Class C	6,968	8,848	15,816	14,028	5,645	19,673
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	3,157	3,225	6,382	4,837	1,303	6,140
Class F-2	19,815	18,674	38,489	31,786	8,868	40,654
Class F-3	3,931	3,571	7,502	6,748	1,886	8,634
Class 529-A	7,048	7,186	14,234	13,264	4,145	17,409
Class 529-C	353	451	804	710	290	1,000
Class 529-E	152	169	321	289	100	389
Class 529-T	— [3]	— [3]	— [3]	1	— [3]	1
Class 529-F-1	— [3]	— [3]	— [3]	1	— [3]	1
Class 529-F-2	1,495	1,401	2,896	2,676	797	3,473
Class 529-F-3	— [3]	— [3]	— [3]	1	— [3]	1
Class ABLE-A	141	139	280	229	65	294
Class ABLE-F-2	11	10	21	17	5	22
Class R-1	59	75	134	110	41	151
Class R-2	739	934	1,673	1,400	550	1,950
Class R-2E	34	40	74	74	23	97
Class R-3	1,131	1,243	2,374	1,821	568	2,389
Class R-4	661	667	1,328	1,335	427	1,762
Class R-5E	280	262	542	438	110	548
Class R-5	398	367	765	640	154	794
Class R-6	5,018	4,641	9,659	7,391	1,927	9,318
Total	$171,452	$173,453	$344,905	$311,674	$96,909	$408,583
Tax-Aware Conservative Growth and Income Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$53,400	$137,872	$191,272	$97,379	$97,421	$194,800
Class C	2,609	9,748	12,357	5,348	7,892	13,240
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	3,754	10,030	13,784	7,056	7,261	14,317
Class F-2	9,879	23,300	33,179	16,994	15,510	32,504
Class F-3	2,905	6,696	9,601	4,817	4,086	8,903
Total	$72,547	$187,646	$260,193	$131,594	$132,170	$263,764
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	38

Preservation Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$22,821	$—	$22,821	$49,277	$—	$49,277
Class C	626	—	626	1,508	—	1,508
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	285	—	285	635	—	635
Class F-2	3,218	—	3,218	6,416	—	6,416
Class F-3	933	—	933	1,949	—	1,949
Class 529-A	3,382	—	3,382	7,087	—	7,087
Class 529-C	127	—	127	281	—	281
Class 529-E	79	—	79	162	—	162
Class 529-T	— [3]	—	— [3]	1	—	1
Class 529-F-1	— [3]	—	— [3]	— [3]	—	— [3]
Class 529-F-2	1,219	—	1,219	2,449	—	2,449
Class 529-F-3	— [3]	—	— [3]	— [3]	—	— [3]
Class ABLE-A	36	—	36	65	—	65
Class ABLE-F-2	8	—	8	12	—	12
Class R-1	19	—	19	28	—	28
Class R-2	261	—	261	583	—	583
Class R-2E	5	—	5	8	—	8
Class R-3	379	—	379	928	—	928
Class R-4	208	—	208	456	—	456
Class R-5E	75	—	75	162	—	162
Class R-5	52	—	52	140	—	140
Class R-6	798	—	798	1,653	—	1,653
Total	$34,531	$—	$34,531	$73,800	$—	$73,800
Tax-Exempt Preservation Portfolio
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$4,186	$—	$4,186	$8,604	$—	$8,604
Class C	59	—	59	164	—	164
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	24	—	24	47	—	47
Class F-2	837	—	837	1,595	—	1,595
Class F-3	85	—	85	157	—	157
Total	$5,191	$—	$5,191	$10,567	$—	$10,567
3
Amount less than one thousand.
4
Ordinary income may include both taxable and tax-exempt income.

39	American Funds Portfolio Series

7. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2026, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):
	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	—	Not applicable	Not applicable
Preservation Portfolio	2,322	—	—
Tax-Exempt Preservation Portfolio	123	Not applicable	Not applicable
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Portfolio Series	40

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the six months ended April 30, 2026, Commonwealth Savers Plan waived total 529 and ABLE plan service fees of $24,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $2,447,000 were reduced to $2,423,000, both of which were equivalent to an annualized rate of 0.051% of the average daily net assets of each 529 and ABLE share class of each fund.
For the six months ended April 30, 2026, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
Global Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$4,902	$1,677	Not applicable
Class C	1,662	145	Not applicable
Class T	—	— *	Not applicable
Class F-1	79	41	Not applicable
Class F-2	Not applicable	375	Not applicable
Class F-3	Not applicable	3	Not applicable
Class 529-A	1,181	391	$251
Class 529-C	174	14	9
Class 529-E	70	8	7
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	62	59
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	7	2	2
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	29	2	Not applicable
Class R-2	472	219	Not applicable
Class R-2E	16	5	Not applicable
Class R-3	314	87	Not applicable
Class R-4	85	32	Not applicable
Class R-5E	Not applicable	29	Not applicable
Class R-5	Not applicable	8	Not applicable
Class R-6	Not applicable	2	Not applicable
Total class-specific expenses	$8,991	$3,102	$328
Refer to the end of the table(s) for footnote(s).
Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$18,244	$5,869	Not applicable
Class C	6,571	529	Not applicable
Class T	—	— *	Not applicable
Class F-1	238	114	Not applicable
Class F-2	Not applicable	972	Not applicable
Class F-3	Not applicable	4	Not applicable
Class 529-A	4,240	1,314	$907
Class 529-C	619	46	32
Class 529-E	308	32	32
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	184	170
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	31	6	8
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	331	31	Not applicable
Class R-2	1,204	547	Not applicable
Class R-2E	43	14	Not applicable
Class R-3	1,029	276	Not applicable
Class R-4	167	58	Not applicable
Class R-5E	Not applicable	82	Not applicable
Class R-5	Not applicable	18	Not applicable
Class R-6	Not applicable	6	Not applicable
Total class-specific expenses	$33,025	$10,102	$1,149

41	American Funds Portfolio Series

Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$18,270	$3,716	Not applicable
Class C	5,370	280	Not applicable
Class T	—	— *	Not applicable
Class F-1	333	162	Not applicable
Class F-2	Not applicable	1,008	Not applicable
Class F-3	Not applicable	5	Not applicable
Class 529-A	2,003	394	$422
Class 529-C	341	17	18
Class 529-E	131	8	13
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	56	69
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	21	2	5
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	137	12	Not applicable
Class R-2	857	371	Not applicable
Class R-2E	53	18	Not applicable
Class R-3	629	176	Not applicable
Class R-4	127	44	Not applicable
Class R-5E	Not applicable	39	Not applicable
Class R-5	Not applicable	16	Not applicable
Class R-6	Not applicable	10	Not applicable
Total class-specific expenses	$28,272	$6,334	$527
Moderate Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$14,490	$2,288	Not applicable
Class C	3,944	165	Not applicable
Class T	—	— *	Not applicable
Class F-1	141	60	Not applicable
Class F-2	Not applicable	801	Not applicable
Class F-3	Not applicable	4	Not applicable
Class 529-A	930	144	$195
Class 529-C	180	7	9
Class 529-E	47	2	5
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	25	35
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	18	2	4
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	53	4	Not applicable
Class R-2	526	228	Not applicable
Class R-2E	29	10	Not applicable
Class R-3	419	113	Not applicable
Class R-4	115	38	Not applicable
Class R-5E	Not applicable	27	Not applicable
Class R-5	Not applicable	12	Not applicable
Class R-6	Not applicable	9	Not applicable
Total class-specific expenses	$20,892	$3,939	$248
Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$8,617	$1,266	Not applicable
Class C	2,310	92	Not applicable
Class T	—	— *	Not applicable
Class F-1	215	101	Not applicable
Class F-2	Not applicable	533	Not applicable
Class F-3	Not applicable	2	Not applicable
Class 529-A	465	68	$98
Class 529-C	119	4	6
Class 529-E	22	1	2
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	16	20
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	8	1	2
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	19	1	Not applicable
Class R-2	183	82	Not applicable
Class R-2E	7	2	Not applicable
Class R-3	166	45	Not applicable
Class R-4	45	15	Not applicable
Class R-5E	Not applicable	11	Not applicable
Class R-5	Not applicable	6	Not applicable
Class R-6	Not applicable	3	Not applicable
Total class-specific expenses	$12,176	$2,249	$128
Refer to the end of the table(s) for footnote(s).
Tax-Aware Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services
Class A	$6,685	$537
Class C	1,551	37
Class T	—	— *
Class F-1	410	208
Class F-2	Not applicable	435
Class F-3	Not applicable	3
Total class-specific expenses	$8,646	$1,220

American Funds Portfolio Series	42

Preservation Portfolio

Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$1,867	$481	Not applicable
Class C	211	16	Not applicable
Class T	—	— *	Not applicable
Class F-1	19	11	Not applicable
Class F-2	Not applicable	77	Not applicable
Class F-3	Not applicable	1	Not applicable
Class 529-A	221	67	$47
Class 529-C	43	3	2
Class 529-E	12	1	1
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	17	16
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	2	— *	1
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	6	1	Not applicable
Class R-2	64	25	Not applicable
Class R-2E	1	— *	Not applicable
Class R-3	53	15	Not applicable
Class R-4	14	6	Not applicable
Class R-5E	Not applicable	3	Not applicable
Class R-5	Not applicable	1	Not applicable
Class R-6	Not applicable	1	Not applicable
Total class-specific expenses	$2,513	$726	$67
Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$481	$58
Class C	31	1
Class T	—	— *
Class F-1	2	1
Class F-2	Not applicable	32
Class F-3	Not applicable	— *
Total class-specific expenses	$514	$92
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$16	$(1)	$15
Growth Portfolio	53	(2)	51
Growth and Income Portfolio	47	(2)	45
Moderate Growth and Income Portfolio	35	(1)	34
Conservative Growth and Income Portfolio	20	(1)	19
Tax-Aware Conservative Growth and Income Portfolio	13	— *	13
Preservation Portfolio	4	— *	4
Tax-Exempt Preservation Portfolio	1	— *	1
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

Investment in CCF — The series holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

43	American Funds Portfolio Series

Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits each fund to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Investment transactions

The funds engaged in purchases and sales (excluding in-kind transactions, if any) of investment securities of affiliated issuers during the six months ended April 30, 2026, as follows (dollars in thousands):
	Purchases	Sales
Global Growth Portfolio	$1,182,451	$647,750
Growth Portfolio	4,592,861	2,694,345
Growth and Income Portfolio	4,247,493	3,006,625
Moderate Growth and Income Portfolio	2,362,709	1,679,490
Conservative Growth and Income Portfolio	990,835	420,100
Tax-Aware Conservative Growth and Income Portfolio	362,238	65,417
Preservation Portfolio	86,301	74,608
Tax-Exempt Preservation Portfolio	24,244	22,764

American Funds Portfolio Series	44

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$248,475	9,227	$207,429	7,836	$(238,652)	(8,854)	$217,252	8,209
Class C	25,021	959	16,160	628	(63,333)	(2,416)	(22,152)	(829)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,299	195	3,428	129	(10,183)	(377)	(1,456)	(53)
Class F-2	76,773	2,824	38,875	1,461	(64,104)	(2,370)	51,544	1,915
Class F-3	18,451	681	17,845	673	(25,732)	(954)	10,564	400
Class 529-A	71,959	2,668	51,682	1,959	(52,945)	(1,960)	70,696	2,667
Class 529-C	4,723	180	1,651	64	(6,522)	(247)	(148)	(3)
Class 529-E	1,371	51	1,451	55	(1,486)	(55)	1,336	51
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	26,693	992	12,493	472	(11,563)	(428)	27,623	1,036
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,067	40	368	14	(261)	(10)	1,174	44
Class ABLE-F-2	203	7	49	2	(77)	(3)	175	6
Class R-1	247	9	272	11	(132)	(5)	387	15
Class R-2	9,018	347	6,219	243	(16,583)	(641)	(1,346)	(51)
Class R-2E	1,031	39	254	10	(765)	(29)	520	20
Class R-3	14,309	539	6,570	251	(17,139)	(647)	3,740	143
Class R-4	6,414	239	3,624	137	(8,432)	(315)	1,606	61
Class R-5E	7,083	266	2,220	84	(4,643)	(174)	4,660	176
Class R-5	1,306	48	1,515	56	(3,691)	(135)	(870)	(31)
Class R-6	30,425	1,115	11,253	419	(15,480)	(568)	26,198	966
Total net increase (decrease)	$549,868	20,426	$383,361	14,504	$(541,723)	(20,188)	$391,506	14,742
Year ended October 31, 2025
Class A	$314,342	13,075	$136,056	5,944	$(458,953)	(19,108)	$(8,555)	(89)
Class C	39,189	1,691	12,175	546	(101,666)	(4,364)	(50,302)	(2,127)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,560	308	2,327	101	(12,795)	(528)	(2,908)	(119)
Class F-2	114,836	4,696	26,044	1,133	(163,278)	(6,793)	(22,398)	(964)
Class F-3	27,418	1,130	12,319	537	(51,427)	(2,143)	(11,690)	(476)
Class 529-A	101,862	4,222	32,465	1,423	(99,538)	(4,103)	34,789	1,542
Class 529-C	6,888	293	1,226	55	(12,459)	(535)	(4,345)	(187)
Class 529-E	2,803	115	919	41	(3,910)	(164)	(188)	(8)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	45,204	1,855	7,032	308	(22,310)	(925)	29,926	1,238
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,386	58	203	9	(617)	(26)	972	41
Class ABLE-F-2	207	9	28	1	(142)	(6)	93	4
Class R-1	540	23	181	8	(1,030)	(43)	(309)	(12)
Class R-2	17,147	739	4,190	189	(28,406)	(1,215)	(7,069)	(287)
Class R-2E	995	43	146	6	(498)	(20)	643	29
Class R-3	21,718	906	4,131	182	(24,205)	(1,004)	1,644	84
Class R-4	7,699	319	2,360	103	(10,306)	(429)	(247)	(7)
Class R-5E	7,688	323	1,423	62	(7,944)	(335)	1,167	50
Class R-5	11,160	468	606	26	(3,792)	(152)	7,974	342
Class R-6	34,928	1,422	7,199	311	(38,422)	(1,565)	3,705	168
Total net increase (decrease)	$763,570	31,695	$251,033	10,985	$(1,041,698)	(43,458)	$(27,095)	(778)
Refer to the end of the table(s) for footnote(s).

45	American Funds Portfolio Series

Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$969,883	33,026	$808,584	27,729	$(961,078)	(32,765)	$817,389	27,990
Class C	120,760	4,325	71,899	2,586	(198,837)	(7,096)	(6,178)	(185)
Class T	—	—	—	—	—	—	—	—
Class F-1	41,279	1,395	10,320	354	(26,358)	(901)	25,241	848
Class F-2	272,082	9,230	106,737	3,635	(215,917)	(7,294)	162,902	5,571
Class F-3	39,096	1,323	23,388	799	(40,221)	(1,363)	22,263	759
Class 529-A	242,545	8,255	192,660	6,625	(164,611)	(5,589)	270,594	9,291
Class 529-C	16,478	590	6,740	244	(20,691)	(735)	2,527	99
Class 529-E	6,893	237	6,612	231	(7,721)	(265)	5,784	203
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	67,738	2,303	37,494	1,287	(34,676)	(1,182)	70,556	2,408
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	4,919	169	1,660	57	(1,411)	(48)	5,168	178
Class ABLE-F-2	609	20	115	4	(159)	(5)	565	19
Class R-1	2,775	99	3,551	127	(2,197)	(78)	4,129	148
Class R-2	35,753	1,286	17,385	626	(34,043)	(1,226)	19,095	686
Class R-2E	1,493	53	754	26	(788)	(28)	1,459	51
Class R-3	53,808	1,864	21,725	756	(45,158)	(1,568)	30,375	1,052
Class R-4	13,265	455	7,219	248	(12,726)	(434)	7,758	269
Class R-5E	20,458	701	6,986	240	(13,744)	(471)	13,700	470
Class R-5	4,009	135	3,345	113	(5,954)	(199)	1,400	49
Class R-6	82,772	2,784	32,113	1,090	(48,685)	(1,647)	66,200	2,227
Total net increase (decrease)	$1,996,615	68,250	$1,359,291	46,777	$(1,834,975)	(62,894)	$1,520,931	52,133
Year ended October 31, 2025
Class A	$1,779,885	66,749	$671,401	26,033	$(1,557,373)	(58,165)	$893,913	34,617
Class C	217,111	8,530	65,701	2,657	(329,746)	(12,897)	(46,934)	(1,710)
Class T	—	—	—	—	—	—	—	—
Class F-1	57,018	2,103	7,048	273	(31,414)	(1,178)	32,652	1,198
Class F-2	438,087	16,186	86,049	3,317	(317,121)	(11,756)	207,015	7,747
Class F-3	76,891	2,853	19,138	740	(68,915)	(2,582)	27,114	1,011
Class 529-A	448,094	16,741	157,224	6,113	(334,353)	(12,434)	270,965	10,420
Class 529-C	28,861	1,129	6,245	253	(42,173)	(1,654)	(7,067)	(272)
Class 529-E	14,710	553	5,587	220	(13,318)	(503)	6,979	270
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	139,957	5,205	27,617	1,072	(62,927)	(2,336)	104,647	3,941
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	7,047	264	1,145	45	(1,845)	(69)	6,347	240
Class ABLE-F-2	667	25	69	3	(188)	(7)	548	21
Class R-1	7,326	286	2,879	116	(6,261)	(236)	3,944	166
Class R-2	59,456	2,337	14,907	603	(67,839)	(2,642)	6,524	298
Class R-2E	2,145	84	659	27	(2,814)	(106)	(10)	5
Class R-3	87,100	3,308	17,153	674	(64,203)	(2,423)	40,050	1,559
Class R-4	20,828	779	6,671	259	(29,339)	(1,117)	(1,840)	(79)
Class R-5E	29,544	1,112	5,514	214	(22,322)	(845)	12,736	481
Class R-5	19,241	711	2,359	90	(11,026)	(416)	10,574	385
Class R-6	197,649	7,201	21,415	823	(89,204)	(3,281)	129,860	4,743
Total net increase (decrease)	$3,631,617	136,156	$1,118,784	43,532	$(3,052,381)	(114,647)	$1,698,020	65,041
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	46

Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$836,894	38,518	$691,016	32,349	$(997,941)	(45,984)	$529,969	24,883
Class C	80,684	3,744	48,905	2,302	(169,594)	(7,846)	(40,005)	(1,800)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,959	1,286	12,634	591	(31,405)	(1,443)	9,188	434
Class F-2	264,651	12,157	94,259	4,404	(198,700)	(9,129)	160,210	7,432
Class F-3	39,016	1,797	20,585	964	(37,600)	(1,732)	22,001	1,029
Class 529-A	106,159	4,878	78,731	3,687	(104,418)	(4,802)	80,472	3,763
Class 529-C	10,022	463	3,044	143	(12,060)	(555)	1,006	51
Class 529-E	3,160	146	2,450	115	(4,165)	(191)	1,445	70
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	24,774	1,139	13,117	614	(17,096)	(788)	20,795	965
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	3,262	150	934	44	(891)	(41)	3,305	153
Class ABLE-F-2	444	21	89	4	(186)	(9)	347	16
Class R-1	1,249	58	1,241	59	(2,917)	(135)	(427)	(18)
Class R-2	14,280	669	10,565	499	(30,795)	(1,444)	(5,950)	(276)
Class R-2E	2,633	122	868	41	(4,751)	(223)	(1,250)	(60)
Class R-3	27,961	1,302	12,152	571	(41,407)	(1,931)	(1,294)	(58)
Class R-4	9,323	428	4,927	231	(15,085)	(694)	(835)	(35)
Class R-5E	13,682	635	2,671	125	(5,936)	(275)	10,417	485
Class R-5	5,355	246	2,495	116	(5,763)	(263)	2,087	99
Class R-6	204,293	9,337	46,058	2,151	(137,013)	(6,251)	113,338	5,237
Total net increase (decrease)	$1,675,801	77,096	$1,046,744	49,010	$(1,817,723)	(83,736)	$904,822	42,370
Year ended October 31, 2025
Class A	$1,598,797	79,685	$574,295	29,469	$(1,627,509)	(81,136)	$545,583	28,018
Class C	165,171	8,313	42,087	2,190	(315,388)	(15,908)	(108,130)	(5,405)
Class T	—	—	—	—	—	—	—	—
Class F-1	59,345	2,921	9,857	506	(48,161)	(2,387)	21,041	1,040
Class F-2	405,073	19,975	75,785	3,876	(311,085)	(15,499)	169,773	8,352
Class F-3	76,782	3,808	18,077	926	(91,338)	(4,514)	3,521	220
Class 529-A	223,737	11,119	64,716	3,324	(208,831)	(10,346)	79,622	4,097
Class 529-C	17,587	881	2,544	132	(26,397)	(1,323)	(6,266)	(310)
Class 529-E	6,018	298	2,101	108	(9,831)	(492)	(1,712)	(86)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	50,289	2,495	10,358	531	(31,363)	(1,551)	29,284	1,475
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	4,142	207	676	34	(1,521)	(76)	3,297	165
Class ABLE-F-2	490	24	60	3	(153)	(8)	397	19
Class R-1	4,025	204	971	50	(3,686)	(185)	1,310	69
Class R-2	32,379	1,640	8,919	465	(60,896)	(3,072)	(19,598)	(967)
Class R-2E	4,049	201	756	39	(6,160)	(302)	(1,355)	(62)
Class R-3	46,870	2,358	9,681	500	(49,142)	(2,444)	7,409	414
Class R-4	20,464	1,016	3,986	205	(18,045)	(907)	6,405	314
Class R-5E	11,220	562	2,224	114	(11,191)	(562)	2,253	114
Class R-5	20,873	1,039	1,686	86	(6,911)	(341)	15,648	784
Class R-6	285,592	14,092	33,752	1,722	(155,926)	(7,747)	163,418	8,067
Total net increase (decrease)	$3,032,903	150,838	$862,534	44,280	$(2,983,534)	(148,800)	$911,903	46,318
Refer to the end of the table(s) for footnote(s).

47	American Funds Portfolio Series

Moderate Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$591,619	28,983	$548,862	27,508	$(790,039)	(38,781)	$350,442	17,710
Class C	50,553	2,499	37,147	1,872	(130,432)	(6,433)	(42,732)	(2,062)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,763	332	5,526	277	(13,783)	(677)	(1,494)	(68)
Class F-2	169,543	8,300	75,098	3,758	(142,430)	(6,982)	102,211	5,076
Class F-3	45,140	2,222	20,611	1,033	(44,751)	(2,201)	21,000	1,054
Class 529-A	52,156	2,555	37,635	1,886	(60,973)	(2,990)	28,818	1,451
Class 529-C	5,972	294	1,660	83	(6,656)	(326)	976	51
Class 529-E	1,361	67	937	47	(2,731)	(135)	(433)	(21)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	14,226	696	6,787	340	(9,834)	(482)	11,179	554
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	2,540	124	810	41	(866)	(42)	2,484	123
Class ABLE-F-2	184	9	76	4	(106)	(5)	154	8
Class R-1	958	47	500	25	(1,922)	(95)	(464)	(23)
Class R-2	14,776	731	6,613	333	(19,789)	(982)	1,600	82
Class R-2E	1,282	64	449	22	(457)	(22)	1,274	64
Class R-3	16,717	823	8,162	410	(25,814)	(1,275)	(935)	(42)
Class R-4	6,520	320	4,578	230	(10,158)	(497)	940	53
Class R-5E	6,854	337	1,895	95	(5,018)	(247)	3,731	185
Class R-5	2,722	133	2,314	116	(3,924)	(192)	1,112	57
Class R-6	146,119	7,124	42,579	2,128	(118,923)	(5,793)	69,775	3,459
Total net increase (decrease)	$1,136,005	55,660	$802,242	40,208	$(1,388,606)	(68,157)	$549,641	27,711
Year ended October 31, 2025
Class A	$1,101,522	58,094	$349,645	18,828	$(1,365,080)	(72,090)	$86,087	4,832
Class C	110,803	5,879	23,016	1,256	(248,987)	(13,287)	(115,168)	(6,152)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,060	842	3,712	200	(25,375)	(1,336)	(5,603)	(294)
Class F-2	297,839	15,685	47,926	2,573	(283,290)	(14,973)	62,475	3,285
Class F-3	58,736	3,079	13,659	735	(74,275)	(3,952)	(1,880)	(138)
Class 529-A	106,348	5,610	23,993	1,293	(126,835)	(6,681)	3,506	222
Class 529-C	9,491	502	983	53	(16,198)	(859)	(5,724)	(304)
Class 529-E	2,466	130	619	33	(4,805)	(251)	(1,720)	(88)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	27,836	1,473	4,432	239	(27,973)	(1,489)	4,295	223
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	3,824	202	431	23	(1,039)	(55)	3,216	170
Class ABLE-F-2	478	25	39	2	(78)	(4)	439	23
Class R-1	1,736	93	293	16	(2,467)	(129)	(438)	(20)
Class R-2	20,571	1,096	3,794	207	(34,160)	(1,816)	(9,795)	(513)
Class R-2E	1,302	68	253	14	(1,282)	(68)	273	14
Class R-3	32,348	1,716	4,979	270	(37,248)	(1,989)	79	(3)
Class R-4	13,091	692	3,051	164	(22,026)	(1,169)	(5,884)	(313)
Class R-5E	8,187	435	1,254	67	(9,561)	(520)	(120)	(18)
Class R-5	16,010	850	1,370	73	(8,064)	(415)	9,316	508
Class R-6	283,856	14,888	26,513	1,419	(239,525)	(12,328)	70,844	3,979
Total net increase (decrease)	$2,112,504	111,359	$509,965	27,465	$(2,528,268)	(133,411)	$94,201	5,413
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	48

Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$435,791	30,191	$239,057	16,854	$(466,381)	(32,329)	$208,467	14,716
Class C	46,277	3,228	15,778	1,118	(68,218)	(4,754)	(6,163)	(408)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,683	1,565	6,364	448	(21,202)	(1,472)	7,845	541
Class F-2	172,332	11,916	37,394	2,632	(99,853)	(6,929)	109,873	7,619
Class F-3	38,716	2,678	7,500	529	(18,397)	(1,276)	27,819	1,931
Class 529-A	43,933	3,047	14,224	1,003	(46,196)	(3,203)	11,961	847
Class 529-C	3,880	270	804	57	(4,674)	(325)	10	2
Class 529-E	1,399	96	321	23	(1,386)	(96)	334	23
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	12,273	852	2,896	204	(7,756)	(538)	7,413	518
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,089	76	280	20	(308)	(22)	1,061	74
Class ABLE-F-2	175	12	21	2	(13)	(1)	183	13
Class R-1	179	12	134	10	(424)	(30)	(111)	(8)
Class R-2	4,145	291	1,671	118	(4,126)	(288)	1,690	121
Class R-2E	427	30	74	5	(876)	(61)	(375)	(26)
Class R-3	12,017	837	2,374	168	(9,623)	(671)	4,768	334
Class R-4	4,467	309	1,327	94	(2,905)	(201)	2,889	202
Class R-5E	3,483	242	542	38	(1,124)	(78)	2,901	202
Class R-5	3,941	272	692	48	(1,875)	(129)	2,758	191
Class R-6	95,176	6,583	9,659	679	(40,454)	(2,785)	64,381	4,477
Total net increase (decrease)	$902,383	62,507	$341,115	24,050	$(795,791)	(55,188)	$447,707	31,369
Year ended October 31, 2025
Class A	$865,265	63,131	$290,267	21,494	$(883,471)	(64,565)	$272,061	20,060
Class C	83,265	6,110	19,596	1,463	(131,046)	(9,638)	(28,185)	(2,065)
Class T	—	—	—	—	—	—	—	—
Class F-1	84,028	6,112	6,085	448	(36,060)	(2,623)	54,053	3,937
Class F-2	366,967	26,487	39,449	2,909	(200,623)	(14,625)	205,793	14,771
Class F-3	55,610	4,054	8,621	638	(39,987)	(2,925)	24,244	1,767
Class 529-A	87,743	6,398	17,400	1,290	(89,002)	(6,503)	16,141	1,185
Class 529-C	8,524	623	999	74	(10,681)	(784)	(1,158)	(87)
Class 529-E	2,623	193	390	29	(3,329)	(244)	(316)	(22)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	28,406	2,072	3,473	257	(26,972)	(1,967)	4,907	362
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,952	143	294	22	(692)	(50)	1,554	115
Class ABLE-F-2	157	11	21	2	(123)	(9)	55	4
Class R-1	711	53	150	12	(329)	(24)	532	41
Class R-2	9,716	719	1,949	146	(10,386)	(762)	1,279	103
Class R-2E	837	62	97	7	(113)	(8)	821	61
Class R-3	26,697	1,937	2,389	177	(15,136)	(1,105)	13,950	1,009
Class R-4	7,252	533	1,756	130	(11,182)	(808)	(2,174)	(145)
Class R-5E	6,699	507	548	40	(3,828)	(280)	3,419	267
Class R-5	6,772	498	737	54	(1,937)	(141)	5,572	411
Class R-6	104,743	7,601	9,318	686	(62,459)	(4,525)	51,602	3,762
Total net increase (decrease)	$1,747,967	127,244	$403,542	29,878	$(1,527,356)	(111,586)	$624,153	45,536
Refer to the end of the table(s) for footnote(s).

49	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$399,906	23,225	$189,317	11,199	$(286,570)	(16,662)	$302,653	17,762
Class C	27,305	1,600	12,345	735	(47,780)	(2,798)	(8,130)	(463)
Class T	—	—	—	—	—	—	—	—
Class F-1	29,891	1,733	13,746	814	(33,423)	(1,946)	10,214	601
Class F-2	119,153	6,899	32,837	1,940	(53,035)	(3,089)	98,955	5,750
Class F-3	17,477	1,014	9,548	564	(20,153)	(1,175)	6,872	403
Total net increase (decrease)	$593,732	34,471	$257,793	15,252	$(440,961)	(25,670)	$410,564	24,053
Year ended October 31, 2025
Class A	$600,700	36,753	$192,696	12,086	$(482,306)	(29,710)	$311,090	19,129
Class C	48,527	2,990	13,228	839	(80,704)	(4,998)	(18,949)	(1,169)
Class T	—	—	—	—	—	—	—	—
Class F-1	72,245	4,427	14,273	896	(64,865)	(4,010)	21,653	1,313
Class F-2	162,827	9,946	32,221	2,016	(105,899)	(6,527)	89,149	5,435
Class F-3	52,449	3,191	8,826	552	(21,459)	(1,321)	39,816	2,422
Total net increase (decrease)	$936,748	57,307	$261,244	16,389	$(755,233)	(46,566)	$442,759	27,130
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	50

Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$198,513	20,803	$22,718	2,387	$(225,440)	(23,630)	$(4,209)	(440)
Class C	5,822	612	624	66	(9,041)	(951)	(2,595)	(273)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,627	171	283	29	(1,859)	(195)	51	5
Class F-2	50,056	5,238	3,214	338	(36,619)	(3,839)	16,651	1,737
Class F-3	7,319	767	932	98	(5,606)	(588)	2,645	277
Class 529-A	27,822	2,917	3,380	355	(27,476)	(2,879)	3,726	393
Class 529-C	1,738	183	127	13	(2,209)	(232)	(344)	(36)
Class 529-E	495	52	79	8	(625)	(66)	(51)	(6)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	11,825	1,239	1,218	128	(10,286)	(1,077)	2,757	290
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	510	53	36	4	(187)	(20)	359	37
Class ABLE-F-2	95	10	8	1	(22)	(3)	81	8
Class R-1	105	11	18	2	(43)	(4)	80	9
Class R-2	2,481	261	261	28	(3,588)	(379)	(846)	(90)
Class R-2E	302	31	5	1	(31)	(3)	276	29
Class R-3	3,504	368	379	40	(6,005)	(630)	(2,122)	(222)
Class R-4	992	104	208	21	(1,743)	(182)	(543)	(57)
Class R-5E	857	90	75	8	(1,118)	(117)	(186)	(19)
Class R-5	637	67	52	5	(634)	(66)	55	6
Class R-6	6,607	692	798	84	(11,522)	(1,207)	(4,117)	(431)
Total net increase (decrease)	$321,307	33,669	$34,415	3,616	$(344,054)	(36,068)	$11,668	1,217
Year ended October 31, 2025
Class A	$405,826	42,807	$49,096	5,186	$(481,222)	(50,788)	$(26,300)	(2,795)
Class C	9,859	1,042	1,504	159	(20,980)	(2,221)	(9,617)	(1,020)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,214	233	629	67	(4,502)	(475)	(1,659)	(175)
Class F-2	66,368	6,996	6,408	677	(75,384)	(7,958)	(2,608)	(285)
Class F-3	10,989	1,159	1,940	205	(14,383)	(1,519)	(1,454)	(155)
Class 529-A	60,686	6,404	7,082	749	(59,013)	(6,234)	8,755	919
Class 529-C	5,377	569	281	30	(4,976)	(527)	682	72
Class 529-E	1,667	176	161	17	(1,492)	(157)	336	36
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,553	2,486	2,448	258	(17,086)	(1,804)	8,915	940
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	570	60	65	7	(373)	(39)	262	28
Class ABLE-F-2	116	12	12	1	(36)	(3)	92	10
Class R-1	479	50	28	3	(58)	(6)	449	47
Class R-2	5,166	547	582	62	(6,251)	(663)	(503)	(54)
Class R-2E	67	7	8	1	(58)	(7)	17	1
Class R-3	6,089	644	926	98	(10,981)	(1,162)	(3,966)	(420)
Class R-4	3,315	350	455	48	(2,935)	(310)	835	88
Class R-5E	1,803	190	162	17	(1,471)	(155)	494	52
Class R-5	1,238	130	140	15	(3,405)	(360)	(2,027)	(215)
Class R-6	29,625	3,126	1,653	174	(25,080)	(2,644)	6,198	656
Total net increase (decrease)	$635,007	66,988	$73,580	7,774	$(729,686)	(77,032)	$(21,099)	(2,270)
Refer to the end of the table(s) for footnote(s).

51	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$32,257	3,298	$4,147	425	$(35,712)	(3,655)	$692	68
Class C	398	41	59	6	(1,513)	(155)	(1,056)	(108)
Class T	—	—	—	—	—	—	—	—
Class F-1	88	9	23	2	(31)	(3)	80	8
Class F-2	12,344	1,263	834	86	(13,173)	(1,348)	5	1
Class F-3	2,177	222	85	9	(519)	(53)	1,743	178
Total net increase (decrease)	$47,264	4,833	$5,148	528	$(50,948)	(5,214)	$1,464	147
Year ended October 31, 2025
Class A	$56,701	5,890	$8,523	886	$(76,458)	(7,938)	$(11,234)	(1,162)
Class C	1,131	117	164	17	(4,757)	(494)	(3,462)	(360)
Class T	—	—	—	—	—	—	—	—
Class F-1	201	21	44	4	(375)	(39)	(130)	(14)
Class F-2	43,111	4,468	1,590	165	(42,404)	(4,399)	2,297	234
Class F-3	1,114	116	155	16	(3,305)	(344)	(2,036)	(212)
Total net increase (decrease)	$102,258	10,612	$10,476	1,088	$(127,299)	(13,214)	$(14,565)	(1,514)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

American Funds Portfolio Series	52

Financial highlights
Global Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$27.48	$.23	$1.73	$1.96	$(.23 )	$(1.24)	$(1.47)	$27.97	7.46%[8]	$4,192	.35%[9]	.35%[9]	.79%[9]	1.72%[9]
10/31/2025	23.34	.14	4.97	5.11	(.15 )	(.82 )	(.97 )	27.48	22.74	3,891.35		.35	.79	.58
10/31/2024	17.86	.18	5.50	5.68	(.20 )	—	(.20 )	23.34	31.92	3,307.36		.36	.80	.83
10/31/2023	17.43	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.86	10.74	2,635.37		.37	.81	.75
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10 )	(.71 )	(.81 )	17.43	(29.17)	2,449.36		.36	.80	.57
10/31/2021	18.70	.06	6.84	6.90	(.06 )	(.11 )	(.17 )	25.43	37.07	3,473.37		.37	.80	.25
Class C:
4/30/2026[6,7]	26.58	.13	1.69	1.82	(.03 )	(1.24)	(1.27)	27.13	7.11 [8]	334	1.10 [9]	1.10 [9]	1.54 [9]	1.02 [9]
10/31/2025	22.62	(.03 )	4.81	4.78	—	(.82 )	(.82 )	26.58	21.82	349	1.10	1.10	1.54	(.13 )
10/31/2024	17.32	.03	5.32	5.35	(.05 )	—	(.05 )	22.62	30.90	345	1.11	1.11	1.55	.12
10/31/2023	16.92	— [10]	1.59	1.59	—	(1.19)	(1.19)	17.32	9.97	317	1.13	1.13	1.57	.02
10/31/2022	24.81	(.03 )	(7.15)	(7.18)	—	(.71 )	(.71 )	16.92	(29.77)	328	1.12	1.12	1.56	(.17 )
10/31/2021	18.33	(.11 )	6.70	6.59	—	(.11 )	(.11 )	24.81	36.07	522	1.10	1.10	1.53	(.47 )
Class T:
4/30/2026[6,7]	27.55	.27	1.75	2.02	(.30 )	(1.24)	(1.54)	28.03	7.65 [8,11]	— [12]	.09 [9,11]	.09 [9,11]	.53 [9,11]	2.05 [9,11]
10/31/2025	23.40	.20	4.98	5.18	(.21 )	(.82 )	(1.03)	27.55	23.03 [11]	— [12]	.10 [11]	.10 [11]	.54 [11]	.84 [11]
10/31/2024	17.91	.23	5.51	5.74	(.25 )	—	(.25 )	23.40	32.23 [11]	— [12]	.12 [11]	.12 [11]	.56 [11]	1.06 [11]
10/31/2023	17.47	.20	1.62	1.82	(.19 )	(1.19)	(1.38)	17.91	11.10 [11]	— [12]	.09 [11]	.09 [11]	.53 [11]	1.07 [11]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16 )	(.71 )	(.87 )	17.47	(29.02)[11]	— [12]	.11 [11]	.11 [11]	.55 [11]	.84 [11]
10/31/2021	18.74	.12	6.84	6.96	(.10 )	(.11 )	(.21 )	25.49	37.36 [11]	— [12]	.13 [11]	.13 [11]	.56 [11]	.50 [11]
Class F-1:
4/30/2026[6,7]	27.54	.23	1.75	1.98	(.23 )	(1.24)	(1.47)	28.05	7.48 [8]	64	.39 [9]	.39 [9]	.83 [9]	1.74 [9]
10/31/2025	23.39	.14	4.98	5.12	(.15 )	(.82 )	(.97 )	27.54	22.72	64.37		.37	.81	.58
10/31/2024	17.90	.17	5.51	5.68	(.19 )	—	(.19 )	23.39	31.86	57.38		.38	.82	.78
10/31/2023	17.45	.14	1.63	1.77	(.13 )	(1.19)	(1.32)	17.90	10.78	45.38		.38	.82	.78
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09 )	(.71 )	(.80 )	17.45	(29.23)	49.39		.39	.83	.58
10/31/2021	18.73	.08	6.83	6.91	(.06 )	(.11 )	(.17 )	25.47	37.05	78.38		.38	.81	.34
Class F-2:
4/30/2026[6,7]	27.65	.26	1.76	2.02	(.29 )	(1.24)	(1.53)	28.14	7.64 [8]	775	.12 [9]	.12 [9]	.56 [9]	1.95 [9]
10/31/2025	23.48	.20	5.00	5.20	(.21 )	(.82 )	(1.03)	27.65	23.03	709.11		.11	.55	.83
10/31/2024	17.97	.24	5.51	5.75	(.24 )	—	(.24 )	23.48	32.21	625.11		.11	.55	1.08
10/31/2023	17.52	.19	1.63	1.82	(.18 )	(1.19)	(1.37)	17.97	11.09	514.12		.12	.56	1.02
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16 )	(.71 )	(.87 )	17.52	(29.06)	485.12		.12	.56	.85
10/31/2021	18.79	.12	6.88	7.00	(.10 )	(.11 )	(.21 )	25.58	37.50	795.11		.11	.54	.49
Class F-3:
4/30/2026[6,7]	27.60	.28	1.75	2.03	(.32 )	(1.24)	(1.56)	28.07	7.68 [8]	334	.01 [9]	.01 [9]	.45 [9]	2.08 [9]
10/31/2025	23.44	.23	4.99	5.22	(.24 )	(.82 )	(1.06)	27.60	23.16	318.01		.01	.45	.94
10/31/2024	17.93	.25	5.52	5.77	(.26 )	—	(.26 )	23.44	32.41	281.01		.01	.45	1.15
10/31/2023	17.50	.21	1.62	1.83	(.21 )	(1.19)	(1.40)	17.93	11.15	204.01		.01	.45	1.14
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19 )	(.71 )	(.90 )	17.50	(28.96)	197.01		.01	.45	.90
10/31/2021	18.76	.14	6.87	7.01	(.12 )	(.11 )	(.23 )	25.54	37.62	254.01		.01	.44	.58
Refer to the end of the table(s) for footnote(s).

53	American Funds Portfolio Series

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[6,7]	$27.39	$.22	$1.75	$1.97	$(.23 )	$(1.24)	$(1.47)	$27.89	7.49%[8]	$1,053	.38%[9]	.38%[9]	.82%[9]	1.68%[9]
10/31/2025	23.27	.13	4.96	5.09	(.15 )	(.82 )	(.97 )	27.39	22.69	961.38		.38	.82	.54
10/31/2024	17.81	.17	5.48	5.65	(.19 )	—	(.19 )	23.27	31.86	781.40		.40	.84	.77
10/31/2023	17.38	.13	1.62	1.75	(.13 )	(1.19)	(1.32)	17.81	10.73	595.42		.42	.86	.70
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10 )	(.71 )	(.81 )	17.38	(29.24)	523.40		.40	.84	.52
10/31/2021	18.66	.05	6.84	6.89	(.06 )	(.11 )	(.17 )	25.38	37.08	699.40		.40	.83	.22
Class 529-C:
4/30/2026[6,7]	26.55	.12	1.69	1.81	(.03 )	(1.24)	(1.27)	27.09	7.07 [8]	37	1.14 [9]	1.14 [9]	1.58 [9]	.92 [9]
10/31/2025	22.61	(.04 )	4.80	4.76	—	(.82 )	(.82 )	26.55	21.74	36	1.14	1.14	1.58	(.17 )
10/31/2024	17.30	.01	5.33	5.34	(.03 )	—	(.03 )	22.61	30.89	35	1.16	1.16	1.60	.05
10/31/2023	16.92	(.01 )	1.58	1.57	—	(1.19)	(1.19)	17.30	9.84	31	1.19	1.19	1.63	(.03 )
10/31/2022	24.80	(.04 )	(7.13)	(7.17)	—	(.71 )	(.71 )	16.92	(29.74)	34	1.16	1.16	1.60	(.20 )
10/31/2021	18.33	(.12 )	6.70	6.58	—	(.11 )	(.11 )	24.80	36.02	59	1.15	1.15	1.58	(.52 )
Class 529-E:
4/30/2026[6,7]	27.17	.19	1.72	1.91	(.17 )	(1.24)	(1.41)	27.67	7.32 [8]	30	.62 [9]	.62 [9]	1.06 [9]	1.46 [9]
10/31/2025	23.09	.07	4.93	5.00	(.10 )	(.82 )	(.92 )	27.17	22.41	28.63		.63	1.07	.31
10/31/2024	17.67	.12	5.45	5.57	(.15 )	—	(.15 )	23.09	31.61	24.63		.63	1.07	.54
10/31/2023	17.26	.09	1.60	1.69	(.09 )	(1.19)	(1.28)	17.67	10.41	18.64		.64	1.08	.48
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.26	(29.37)	16.63		.63	1.07	.30
10/31/2021	18.54	— [10]	6.78	6.78	(.01 )	(.11 )	(.12 )	25.20	36.73	22.62		.62	1.05	— [13]
Class 529-T:
4/30/2026[6,7]	27.54	.26	1.73	1.99	(.28 )	(1.24)	(1.52)	28.01	7.56 [8,11]	— [12]	.14 [9,11]	.14 [9,11]	.58 [9,11]	1.92 [9,11]
10/31/2025	23.39	.19	4.98	5.17	(.20 )	(.82 )	(1.02)	27.54	22.98 [11]	— [12]	.15 [11]	.15 [11]	.59 [11]	.77 [11]
10/31/2024	17.90	.22	5.51	5.73	(.24 )	—	(.24 )	23.39	32.17 [11]	— [12]	.17 [11]	.17 [11]	.61 [11]	1.00 [11]
10/31/2023	17.46	.18	1.63	1.81	(.18 )	(1.19)	(1.37)	17.90	11.04 [11]	— [12]	.16 [11]	.16 [11]	.60 [11]	.96 [11]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15 )	(.71 )	(.86 )	17.46	(29.07)[11]	— [12]	.16 [11]	.16 [11]	.60 [11]	.78 [11]
10/31/2021	18.73	.10	6.85	6.95	(.09 )	(.11 )	(.20 )	25.48	37.32 [11]	— [12]	.18 [11]	.18 [11]	.61 [11]	.44 [11]
Class 529-F-1:
4/30/2026[6,7]	27.53	.25	1.75	2.00	(.28 )	(1.24)	(1.52)	28.01	7.58 [8,11]	— [12]	.18 [9,11]	.18 [9,11]	.62 [9,11]	1.89 [9,11]
10/31/2025	23.38	.18	4.99	5.17	(.20 )	(.82 )	(1.02)	27.53	22.97 [11]	— [12]	.17 [11]	.17 [11]	.61 [11]	.75 [11]
10/31/2024	17.89	.21	5.51	5.72	(.23 )	—	(.23 )	23.38	32.14 [11]	— [12]	.19 [11]	.19 [11]	.63 [11]	.98 [11]
10/31/2023	17.46	.17	1.62	1.79	(.17 )	(1.19)	(1.36)	17.89	10.94 [11]	— [12]	.19 [11]	.19 [11]	.63 [11]	.92 [11]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14 )	(.71 )	(.85 )	17.46	(29.07)[11]	— [12]	.20 [11]	.20 [11]	.64 [11]	.73 [11]
10/31/2021	18.75	.10	6.86	6.96	(.12 )	(.11 )	(.23 )	25.48	37.32 [11]	— [12]	.19 [11]	.19 [11]	.62 [11]	.43 [11]
Class 529-F-2:
4/30/2026[6,7]	27.48	.26	1.74	2.00	(.29 )	(1.24)	(1.53)	27.95	7.61 [8]	253	.12 [9]	.12 [9]	.56 [9]	1.92 [9]
10/31/2025	23.34	.19	4.98	5.17	(.21 )	(.82 )	(1.03)	27.48	23.03	220.12		.12	.56	.76
10/31/2024	17.86	.22	5.51	5.73	(.25 )	—	(.25 )	23.34	32.25	158.13		.13	.57	1.01
10/31/2023	17.43	.18	1.62	1.80	(.18 )	(1.19)	(1.37)	17.86	11.06	113.11		.11	.55	.98
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15 )	(.71 )	(.86 )	17.43	(29.05)	91.13		.13	.57	.76
10/31/2021	18.70	.10	6.85	6.95	(.10 )	(.11 )	(.21 )	25.44	37.36	106.17		.17	.60	.43
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	54

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2026[6,7]	$27.48	$.27	$1.74	$2.01	$(.31 )	$(1.24)	$(1.55)	$27.94	7.63%[8]	$— [12]	.07%[9]	.07%[9]	.51%[9]	2.00%[9]
10/31/2025	23.34	.21	4.97	5.18	(.22 )	(.82 )	(1.04)	27.48	23.11	— [12]	.06	.06	.50	.86
10/31/2024	17.86	.24	5.49	5.73	(.25 )	—	(.25 )	23.34	32.29	— [12]	.06	.06	.50	1.10
10/31/2023	17.43	.19	1.62	1.81	(.19 )	(1.19)	(1.38)	17.86	11.11	— [12]	.08	.08	.52	1.04
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17 )	(.71 )	(.88 )	17.43	(29.00)	— [12]	.08	.08	.52	.86
10/31/2021	18.70	.19	6.78	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [12]	.11	.07	.50	.79
Class ABLE-A:
4/30/2026[6,7]	27.36	.23	1.75	1.98	(.25 )	(1.24)	(1.49)	27.85	7.55 [8]	8	.30 [9]	.25 [9]	.69 [9]	1.76 [9]
10/31/2025	23.24	.15	4.96	5.11	(.17 )	(.82 )	(.99 )	27.36	22.86	7.30		.25	.69	.63
10/31/2024	17.78	.18	5.49	5.67	(.21 )	—	(.21 )	23.24	32.06	5.31		.25	.69	.84
10/31/2023	17.35	.15	1.63	1.78	(.16 )	(1.19)	(1.35)	17.78	10.93	3.31		.25	.69	.80
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14 )	(.71 )	(.85 )	17.35	(29.13)	2.30		.24	.68	.62
10/31/2021	18.60	.09	6.83	6.92	(.07 )	(.11 )	(.18 )	25.34	37.37	2.24		.18	.61	.40
Class ABLE-F-2:
4/30/2026[6,7]	27.52	.25	1.77	2.02	(.30 )	(1.24)	(1.54)	28.00	7.65 [8]	1	.11 [9]	.06 [9]	.50 [9]	1.90 [9]
10/31/2025	23.36	.21	4.98	5.19	(.21 )	(.82 )	(1.03)	27.52	23.12	1.11		.06	.50	.85
10/31/2024	17.87	.22	5.51	5.73	(.24 )	—	(.24 )	23.36	32.27	1.12		.07	.51	1.02
10/31/2023	17.44	.17	1.64	1.81	(.19 )	(1.19)	(1.38)	17.87	11.08	— [12]	.13	.07	.51	.91
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17 )	(.71 )	(.88 )	17.44	(28.96)	— [12]	.12	.06	.50	.70
10/31/2021	18.70	.10	6.87	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [12]	.12	.05	.48	.40
Class R-1:
4/30/2026[6,7]	26.81	.13	1.70	1.83	(.05 )	(1.24)	(1.29)	27.35	7.09 [8]	6	1.07 [9]	1.07 [9]	1.51 [9]	.98 [9]
10/31/2025	22.80	(.03 )	4.86	4.83	— [10]	(.82 )	(.82 )	26.81	21.89	6	1.06	1.06	1.50	(.11 )
10/31/2024	17.48	.03	5.37	5.40	(.08 )	—	(.08 )	22.80	30.97	5	1.05	1.05	1.49	.13
10/31/2023	17.04	.02	1.61	1.63	—	(1.19)	(1.19)	17.48	10.14	4.98		.98	1.42	.12
10/31/2022	24.95	(.01 )	(7.19)	(7.20)	—	(.71 )	(.71 )	17.04	(29.68)	4	1.02	1.02	1.46	(.07 )
10/31/2021	18.42	(.09 )	6.73	6.64	—	(.11 )	(.11 )	24.95	36.17	6	1.02	1.02	1.45	(.38 )
Class R-2:
4/30/2026[6,7]	26.47	.13	1.68	1.81	(.05 )	(1.24)	(1.29)	26.99	7.10 [8]	130	1.11 [9]	1.11 [9]	1.55 [9]	1.00 [9]
10/31/2025	22.53	(.03 )	4.79	4.76	—	(.82 )	(.82 )	26.47	21.82	129	1.09	1.09	1.53	(.15 )
10/31/2024	17.26	.03	5.31	5.34	(.07 )	—	(.07 )	22.53	30.96	116	1.09	1.09	1.53	.12
10/31/2023	16.87	.01	1.57	1.58	—	(1.19)	(1.19)	17.26	9.94	98	1.10	1.10	1.54	.03
10/31/2022	24.72	(.03 )	(7.11)	(7.14)	—	(.71 )	(.71 )	16.87	(29.71)	92	1.10	1.10	1.54	(.16 )
10/31/2021	18.26	(.11 )	6.68	6.57	—	(.11 )	(.11 )	24.72	36.10	134	1.10	1.10	1.53	(.47 )
Class R-2E:
4/30/2026[6,7]	27.08	.16	1.73	1.89	(.11 )	(1.24)	(1.35)	27.62	7.27 [8]	6	.81 [9]	.81 [9]	1.25 [9]	1.17 [9]
10/31/2025	22.97	.02	4.91	4.93	—	(.82 )	(.82 )	27.08	22.15	5.81		.81	1.25	.07
10/31/2024	17.58	.10	5.40	5.50	(.11 )	—	(.11 )	22.97	31.38	4.81		.81	1.25	.49
10/31/2023	17.17	.05	1.61	1.66	(.06 )	(1.19)	(1.25)	17.58	10.25	5.81		.81	1.25	.30
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01 )	(.71 )	(.72 )	17.17	(29.52)	5.82		.82	1.26	.10
10/31/2021	18.48	(.03 )	6.75	6.72	—	(.11 )	(.11 )	25.09	36.49	7.82		.82	1.25	(.15 )
Refer to the end of the table(s) for footnote(s).

55	American Funds Portfolio Series

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2026[6,7]	$27.15	$.19	$1.71	$1.90	$(.16 )	$(1.24)	$(1.40)	$27.65	7.29%[8]	$133	.65%[9]	.65%[9]	1.09%[9]	1.46%[9]
10/31/2025	23.07	.07	4.92	4.99	(.09 )	(.82 )	(.91 )	27.15	22.41	127.65		.65	1.09	.27
10/31/2024	17.67	.11	5.44	5.55	(.15 )	—	(.15 )	23.07	31.50	106.65		.65	1.09	.50
10/31/2023	17.25	.08	1.61	1.69	(.08 )	(1.19)	(1.27)	17.67	10.46	79.65		.65	1.09	.45
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.25	(29.40)	68.65		.65	1.09	.28
10/31/2021	18.53	(.01 )	6.79	6.78	(.01 )	(.11 )	(.12 )	25.19	36.73	94.65		.65	1.08	(.03 )
Class R-4:
4/30/2026[6,7]	27.40	.23	1.74	1.97	(.23 )	(1.24)	(1.47)	27.90	7.51 [8]	70	.35 [9]	.35 [9]	.79 [9]	1.71 [9]
10/31/2025	23.28	.14	4.96	5.10	(.16 )	(.82 )	(.98 )	27.40	22.72	67.35		.35	.79	.58
10/31/2024	17.82	.18	5.48	5.66	(.20 )	—	(.20 )	23.28	31.92	57.35		.35	.79	.81
10/31/2023	17.39	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.82	10.82	43.36		.36	.80	.76
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11 )	(.71 )	(.82 )	17.39	(29.20)	38.33		.33	.77	.58
10/31/2021	18.67	.06	6.84	6.90	(.07 )	(.11 )	(.18 )	25.39	37.12	49.34		.34	.77	.27
Class R-5E:
4/30/2026[6,7]	27.42	.25	1.73	1.98	(.28 )	(1.24)	(1.52)	27.88	7.56 [8]	45	.15 [9]	.15 [9]	.59 [9]	1.88 [9]
10/31/2025	23.29	.19	4.96	5.15	(.20 )	(.82 )	(1.02)	27.42	23.02	40.15		.15	.59	.78
10/31/2024	17.82	.22	5.49	5.71	(.24 )	—	(.24 )	23.29	32.22	33.15		.15	.59	.99
10/31/2023	17.40	.16	1.63	1.79	(.18 )	(1.19)	(1.37)	17.82	10.98	23.15		.15	.59	.88
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16 )	(.71 )	(.87 )	17.40	(29.05)	17.16		.16	.60	.72
10/31/2021	18.67	.10	6.84	6.94	(.10 )	(.11 )	(.21 )	25.40	37.39	18.15		.15	.58	.44
Class R-5:
4/30/2026[6,7]	27.84	.28	1.75	2.03	(.30 )	(1.24)	(1.54)	28.33	7.63 [8]	27	.07 [9]	.07 [9]	.51 [9]	2.04 [9]
10/31/2025	23.64	.16	5.08	5.24	(.22 )	(.82 )	(1.04)	27.84	23.06	27.06		.06	.50	.64
10/31/2024	18.08	.27	5.54	5.81	(.25 )	—	(.25 )	23.64	32.35	15.06		.06	.50	1.23
10/31/2023	17.63	.19	1.64	1.83	(.19 )	(1.19)	(1.38)	18.08	11.12	14.06		.06	.50	1.05
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17 )	(.71 )	(.88 )	17.63	(28.99)	12.06		.06	.50	.86
10/31/2021	18.90	.13	6.91	7.04	(.11 )	(.11 )	(.22 )	25.72	37.49	17.06		.06	.49	.55
Class R-6:
4/30/2026[6,7]	27.92	.27	1.78	2.05	(.32 )	(1.24)	(1.56)	28.41	7.67 [8]	231	.01 [9]	.01 [9]	.45 [9]	1.99 [9]
10/31/2025	23.70	.22	5.06	5.28	(.24 )	(.82 )	(1.06)	27.92	23.16	201.01		.01	.45	.91
10/31/2024	18.13	.26	5.57	5.83	(.26 )	—	(.26 )	23.70	32.38	166.01		.01	.45	1.16
10/31/2023	17.68	.20	1.65	1.85	(.21 )	(1.19)	(1.40)	18.13	11.15	126.01		.01	.45	1.10
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19 )	(.71 )	(.90 )	17.68	(28.95)	106.01		.01	.45	.92
10/31/2021	18.94	.14	6.94	7.08	(.12 )	(.11 )	(.23 )	25.79	37.63	146.01		.01	.44	.60
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	56

Financial highlights (continued)
Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$30.43	$.12	$1.54	$1.66	$(.11 )	$(1.55)	$(1.66)	$30.43	5.70%[8]	$15,691	.34%[9]	.34%[9]	.71%[9]	.85%[9]
10/31/2025	26.18	.12	5.61	5.73	(.12 )	(1.36)	(1.48)	30.43	22.91	14,839.34		.34	.71	.44
10/31/2024	19.36	.12	7.06	7.18	(.16 )	(.20 )	(.36 )	26.18	37.40	11,859.35		.35	.72	.51
10/31/2023	19.25	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.36	10.73	8,407.37		.37	.75	.44
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01 )	(.90 )	(.91 )	19.25	(28.11)	7,384.36		.36	.73	.16
10/31/2021	20.30	.06	8.12	8.18	(.10 )	(.69 )	(.79 )	27.69	41.12	9,462.36		.36	.73	.25
Class C:
4/30/2026[6,7]	29.00	.02	1.46	1.48	—	(1.55)	(1.55)	28.93	5.34 [8]	1,355	1.09 [9]	1.09 [9]	1.46 [9]	.11 [9]
10/31/2025	25.08	(.08 )	5.36	5.28	—	(1.36)	(1.36)	29.00	22.00	1,364	1.10	1.10	1.47	(.29 )
10/31/2024	18.57	(.05 )	6.76	6.71	— [10]	(.20 )	(.20 )	25.08	36.34	1,223	1.10	1.10	1.47	(.20 )
10/31/2023	18.60	(.06 )	1.72	1.66	—	(1.69)	(1.69)	18.57	9.91	1,006	1.12	1.12	1.50	(.29 )
10/31/2022	26.98	(.12 )	(7.36)	(7.48)	—	(.90 )	(.90 )	18.60	(28.67)	1,011	1.11	1.11	1.48	(.58 )
10/31/2021	19.86	(.12 )	7.93	7.81	—	(.69 )	(.69 )	26.98	40.02	1,483	1.10	1.10	1.47	(.47 )
Class T:
4/30/2026[6,7]	30.52	.17	1.54	1.71	(.18 )	(1.55)	(1.73)	30.50	5.86 [8,11]	— [12]	.09 [9,11]	.09 [9,11]	.46 [9,11]	1.14 [9,11]
10/31/2025	26.25	.19	5.62	5.81	(.18 )	(1.36)	(1.54)	30.52	23.22 [11]	— [12]	.09 [11]	.09 [11]	.46 [11]	.72 [11]
10/31/2024	19.42	.19	7.05	7.24	(.21 )	(.20 )	(.41 )	26.25	37.67 [11]	— [12]	.10 [11]	.10 [11]	.47 [11]	.78 [11]
10/31/2023	19.30	.15	1.77	1.92	(.11 )	(1.69)	(1.80)	19.42	11.08 [11]	— [12]	.09 [11]	.09 [11]	.47 [11]	.76 [11]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06 )	(.90 )	(.96 )	19.30	(27.91)[11]	— [12]	.10 [11]	.10 [11]	.47 [11]	.44 [11]
10/31/2021	20.34	.13	8.11	8.24	(.15 )	(.69 )	(.84 )	27.74	41.37 [11]	— [12]	.13 [11]	.13 [11]	.50 [11]	.50 [11]
Class F-1:
4/30/2026[6,7]	30.44	.12	1.54	1.66	(.11 )	(1.55)	(1.66)	30.44	5.71 [8]	207	.38 [9]	.38 [9]	.75 [9]	.79 [9]
10/31/2025	26.19	.10	5.62	5.72	(.11 )	(1.36)	(1.47)	30.44	22.88	182.37		.37	.74	.38
10/31/2024	19.38	.12	7.04	7.16	(.15 )	(.20 )	(.35 )	26.19	37.29	125.37		.37	.74	.50
10/31/2023	19.25	.09	1.78	1.87	(.05 )	(1.69)	(1.74)	19.38	10.75	91.37		.37	.75	.45
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90 )	(.90 )	19.25	(28.11)	95.38		.38	.75	.15
10/31/2021	20.30	.08	8.09	8.17	(.10 )	(.69 )	(.79 )	27.68	41.05	127.37		.37	.74	.31
Class F-2:
4/30/2026[6,7]	30.67	.16	1.55	1.71	(.18 )	(1.55)	(1.73)	30.65	5.83 [8]	2,219	.11 [9]	.11 [9]	.48 [9]	1.08 [9]
10/31/2025	26.37	.18	5.66	5.84	(.18 )	(1.36)	(1.54)	30.67	23.23	2,049.10		.10	.47	.68
10/31/2024	19.50	.18	7.10	7.28	(.21 )	(.20 )	(.41 )	26.37	37.70	1,558.10		.10	.47	.76
10/31/2023	19.38	.14	1.78	1.92	(.11 )	(1.69)	(1.80)	19.50	11.01	1,064.11		.11	.49	.71
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07 )	(.90 )	(.97 )	19.38	(27.92)	967.12		.12	.49	.41
10/31/2021	20.42	.12	8.16	8.28	(.15 )	(.69 )	(.84 )	27.86	41.43	1,287.11		.11	.48	.49
Class F-3:
4/30/2026[6,7]	30.60	.17	1.55	1.72	(.20 )	(1.55)	(1.75)	30.57	5.89 [8]	430	.02 [9]	.02 [9]	.39 [9]	1.18 [9]
10/31/2025	26.32	.21	5.63	5.84	(.20 )	(1.36)	(1.56)	30.60	23.31	407.01		.01	.38	.77
10/31/2024	19.46	.21	7.08	7.29	(.23 )	(.20 )	(.43 )	26.32	37.84	323.01		.01	.38	.87
10/31/2023	19.35	.17	1.76	1.93	(.13 )	(1.69)	(1.82)	19.46	11.12	223.01		.01	.39	.85
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09 )	(.90 )	(.99 )	19.35	(27.84)	237.01		.01	.38	.51
10/31/2021	20.38	.14	8.15	8.29	(.17 )	(.69 )	(.86 )	27.81	41.58	290.01		.01	.38	.55
Refer to the end of the table(s) for footnote(s).

57	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[6,7]	$30.34	$.12	$1.53	$1.65	$(.10 )	$(1.55)	$(1.65)	$30.34	5.69%[8]	$3,794	.38%[9]	.38%[9]	.75%[9]	.80%[9]
10/31/2025	26.11	.11	5.59	5.70	(.11 )	(1.36)	(1.47)	30.34	22.86	3,512.38		.38	.75	.39
10/31/2024	19.32	.11	7.03	7.14	(.15 )	(.20 )	(.35 )	26.11	37.27	2,750.39		.39	.76	.46
10/31/2023	19.21	.08	1.77	1.85	(.05 )	(1.69)	(1.74)	19.32	10.70	1,876.41		.41	.79	.39
10/31/2022	27.63	.03	(7.55)	(7.52)	— [10]	(.90 )	(.90 )	19.21	(28.12)	1,604.40		.40	.77	.12
10/31/2021	20.26	.05	8.11	8.16	(.10 )	(.69 )	(.79 )	27.63	41.07	2,002.39		.39	.76	.21
Class 529-C:
4/30/2026[6,7]	28.90	.01	1.45	1.46	—	(1.55)	(1.55)	28.81	5.28 [8]	130	1.14 [9]	1.14 [9]	1.51 [9]	.05 [9]
10/31/2025	25.01	(.09 )	5.34	5.25	—	(1.36)	(1.36)	28.90	21.94	127	1.14	1.14	1.51	(.34 )
10/31/2024	18.53	(.06 )	6.74	6.68	—	(.20 )	(.20 )	25.01	36.25	117	1.15	1.15	1.52	(.25 )
10/31/2023	18.57	(.07 )	1.72	1.65	—	(1.69)	(1.69)	18.53	9.87	98	1.18	1.18	1.56	(.35 )
10/31/2022	26.94	(.13 )	(7.34)	(7.47)	—	(.90 )	(.90 )	18.57	(28.67)	101	1.16	1.16	1.53	(.62 )
10/31/2021	19.84	(.12 )	7.91	7.79	—	(.69 )	(.69 )	26.94	39.96	156	1.14	1.14	1.51	(.51 )
Class 529-E:
4/30/2026[6,7]	29.93	.08	1.51	1.59	(.04 )	(1.55)	(1.59)	29.93	5.54 [8]	130	.62 [9]	.62 [9]	.99 [9]	.58 [9]
10/31/2025	25.78	.05	5.52	5.57	(.06 )	(1.36)	(1.42)	29.93	22.59	124.62		.62	.99	.17
10/31/2024	19.08	.06	6.95	7.01	(.11 )	(.20 )	(.31 )	25.78	37.01	100.61		.61	.98	.25
10/31/2023	18.99	.03	1.76	1.79	(.01 )	(1.69)	(1.70)	19.08	10.47	69.63		.63	1.01	.18
10/31/2022	27.39	(.02 )	(7.48)	(7.50)	—	(.90 )	(.90 )	18.99	(28.30)	59.61		.61	.98	(.09 )
10/31/2021	20.10	(.01 )	8.04	8.03	(.05 )	(.69 )	(.74 )	27.39	40.74	74.61		.61	.98	(.02 )
Class 529-T:
4/30/2026[6,7]	30.50	.15	1.54	1.69	(.16 )	(1.55)	(1.71)	30.48	5.82 [8,11]	— [12]	.14 [9,11]	.14 [9,11]	.51 [9,11]	1.05 [9,11]
10/31/2025	26.23	.17	5.63	5.80	(.17 )	(1.36)	(1.53)	30.50	23.18 [11]	— [12]	.14 [11]	.14 [11]	.51 [11]	.64 [11]
10/31/2024	19.40	.17	7.06	7.23	(.20 )	(.20 )	(.40 )	26.23	37.62 [11]	— [12]	.15 [11]	.15 [11]	.52 [11]	.72 [11]
10/31/2023	19.29	.13	1.77	1.90	(.10 )	(1.69)	(1.79)	19.40	10.96 [11]	— [12]	.16 [11]	.16 [11]	.54 [11]	.66 [11]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05 )	(.90 )	(.95 )	19.29	(27.96)[11]	— [12]	.15 [11]	.15 [11]	.52 [11]	.38 [11]
10/31/2021	20.33	.11	8.12	8.23	(.14 )	(.69 )	(.83 )	27.73	41.33 [11]	— [12]	.17 [11]	.17 [11]	.54 [11]	.44 [11]
Class 529-F-1:
4/30/2026[6,7]	30.55	.15	1.54	1.69	(.16 )	(1.55)	(1.71)	30.53	5.78 [8,11]	— [12]	.19 [9,11]	.19 [9,11]	.56 [9,11]	1.00 [9,11]
10/31/2025	26.27	.17	5.63	5.80	(.16 )	(1.36)	(1.52)	30.55	23.15 [11]	— [12]	.17 [11]	.17 [11]	.54 [11]	.62 [11]
10/31/2024	19.43	.17	7.06	7.23	(.19 )	(.20 )	(.39 )	26.27	37.57 [11]	— [12]	.18 [11]	.18 [11]	.55 [11]	.70 [11]
10/31/2023	19.31	.12	1.78	1.90	(.09 )	(1.69)	(1.78)	19.43	10.96 [11]	— [12]	.19 [11]	.19 [11]	.57 [11]	.62 [11]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05 )	(.90 )	(.95 )	19.31	(27.97)[11]	— [12]	.20 [11]	.20 [11]	.57 [11]	.34 [11]
10/31/2021	20.37	.10	8.14	8.24	(.16 )	(.69 )	(.85 )	27.76	41.34 [11]	— [12]	.18 [11]	.18 [11]	.55 [11]	.41 [11]
Class 529-F-2:
4/30/2026[6,7]	30.44	.15	1.54	1.69	(.17 )	(1.55)	(1.72)	30.41	5.82 [8]	722	.12 [9]	.12 [9]	.49 [9]	1.06 [9]
10/31/2025	26.19	.17	5.62	5.79	(.18 )	(1.36)	(1.54)	30.44	23.18	649.12		.12	.49	.63
10/31/2024	19.37	.17	7.06	7.23	(.21 )	(.20 )	(.41 )	26.19	37.68	455.13		.13	.50	.71
10/31/2023	19.26	.13	1.78	1.91	(.11 )	(1.69)	(1.80)	19.37	11.02	289.12		.12	.50	.68
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06 )	(.90 )	(.96 )	19.26	(27.94)	232.13		.13	.50	.40
10/31/2021	20.30	.11	8.11	8.22	(.14 )	(.69 )	(.83 )	27.69	41.36	289.16		.16	.53	.42
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	58

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2026[6,7]	$30.43	$.16	$1.55	$1.71	$(.19 )	$(1.55)	$(1.74)	$30.40	5.87%[8]	$— [12]	.07%[9]	.07%[9]	.44%[9]	1.12%[9]
10/31/2025	26.18	.19	5.61	5.80	(.19 )	(1.36)	(1.55)	30.43	23.26	— [12]	.06	.06	.43	.72
10/31/2024	19.36	.20	7.03	7.23	(.21 )	(.20 )	(.41 )	26.18	37.75	— [12]	.06	.06	.43	.82
10/31/2023	19.25	.15	1.77	1.92	(.12 )	(1.69)	(1.81)	19.36	11.10	— [12]	.07	.07	.45	.74
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08 )	(.90 )	(.98 )	19.25	(27.90)	— [12]	.07	.07	.44	.46
10/31/2021	20.30	.14	8.10	8.24	(.17 )	(.69 )	(.86 )	27.68	41.48	— [12]	.11	.07	.44	.55
Class ABLE-A:
4/30/2026[6,7]	30.32	.13	1.54	1.67	(.13 )	(1.55)	(1.68)	30.31	5.75 [8]	35	.30 [9]	.25 [9]	.62 [9]	.90 [9]
10/31/2025	26.08	.13	5.61	5.74	(.14 )	(1.36)	(1.50)	30.32	23.05	29.30		.25	.62	.48
10/31/2024	19.29	.13	7.03	7.16	(.17 )	(.20 )	(.37 )	26.08	37.48	19.31		.25	.62	.55
10/31/2023	19.18	.10	1.78	1.88	(.08 )	(1.69)	(1.77)	19.29	10.90	11.32		.26	.64	.50
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04 )	(.90 )	(.94 )	19.18	(28.02)	7.31		.25	.62	.23
10/31/2021	20.21	.09	8.09	8.18	(.11 )	(.69 )	(.80 )	27.59	41.33	6.24		.18	.55	.35
Class ABLE-F-2:
4/30/2026[6,7]	30.50	.16	1.53	1.69	(.18 )	(1.55)	(1.73)	30.46	5.80 [8]	2	.10 [9]	.05 [9]	.42 [9]	1.08 [9]
10/31/2025	26.22	.18	5.65	5.83	(.19 )	(1.36)	(1.55)	30.50	23.31	2.10		.05	.42	.67
10/31/2024	19.38	.16	7.09	7.25	(.21 )	(.20 )	(.41 )	26.22	37.79	1.11		.05	.42	.66
10/31/2023	19.27	.13	1.79	1.92	(.12 )	(1.69)	(1.81)	19.38	11.07	— [12]	.12	.06	.44	.64
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08 )	(.90 )	(.98 )	19.27	(27.91)	— [12]	.11	.05	.42	.41
10/31/2021	20.30	.09	8.18	8.27	(.17 )	(.69 )	(.86 )	27.71	41.63	— [12]	.11	.04	.41	.34
Class R-1:
4/30/2026[6,7]	29.09	.01	1.47	1.48	—	(1.55)	(1.55)	29.02	5.32 [8]	71	1.11 [9]	1.11 [9]	1.48 [9]	.08 [9]
10/31/2025	25.15	(.08 )	5.38	5.30	—	(1.36)	(1.36)	29.09	22.02	67	1.10	1.10	1.47	(.32 )
10/31/2024	18.64	(.05 )	6.78	6.73	(.02 )	(.20 )	(.22 )	25.15	36.29	54	1.10	1.10	1.47	(.22 )
10/31/2023	18.66	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.64	9.94	38	1.10	1.10	1.48	(.28 )
10/31/2022	27.05	(.12 )	(7.37)	(7.49)	—	(.90 )	(.90 )	18.66	(28.63)	34	1.10	1.10	1.47	(.57 )
10/31/2021	19.91	(.12 )	7.95	7.83	—	(.69 )	(.69 )	27.05	40.02	45	1.10	1.10	1.47	(.50 )
Class R-2:
4/30/2026[6,7]	28.98	.01	1.46	1.47	—	(1.55)	(1.55)	28.90	5.31 [8]	343	1.10 [9]	1.10 [9]	1.47 [9]	.09 [9]
10/31/2025	25.06	(.08 )	5.36	5.28	—	(1.36)	(1.36)	28.98	22.02	324	1.09	1.09	1.46	(.30 )
10/31/2024	18.57	(.04 )	6.75	6.71	(.02 )	(.20 )	(.22 )	25.06	36.34	273	1.09	1.09	1.46	(.18 )
10/31/2023	18.59	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.57	9.98	212	1.09	1.09	1.47	(.27 )
10/31/2022	26.96	(.12 )	(7.35)	(7.47)	—	(.90 )	(.90 )	18.59	(28.65)	197	1.10	1.10	1.47	(.55 )
10/31/2021	19.84	(.11 )	7.92	7.81	—	(.69 )	(.69 )	26.96	40.07	321	1.09	1.09	1.46	(.47 )
Class R-2E:
4/30/2026[6,7]	29.59	.05	1.50	1.55	—	(1.55)	(1.55)	29.59	5.47 [8]	16	.82 [9]	.82 [9]	1.19 [9]	.36 [9]
10/31/2025	25.50	— [10]	5.45	5.45	—	(1.36)	(1.36)	29.59	22.32	14.81		.81	1.18	(.01 )
10/31/2024	18.89	.01	6.88	6.89	(.08 )	(.20 )	(.28 )	25.50	36.75	12.80		.80	1.17	.06
10/31/2023	18.84	— [10]	1.74	1.74	—	(1.69)	(1.69)	18.89	10.24	11.81		.81	1.19	(.01 )
10/31/2022	27.22	(.05 )	(7.43)	(7.48)	—	(.90 )	(.90 )	18.84	(28.41)	9.82		.82	1.19	(.24 )
10/31/2021	19.98	(.04 )	7.98	7.94	(.01 )	(.69 )	(.70 )	27.22	40.44	15.81		.81	1.18	(.15 )
Refer to the end of the table(s) for footnote(s).

59	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2026[6,7]	$29.97	$.08	$1.51	$1.59	$(.03 )	$(1.55)	$(1.58)	$29.98	5.55%[8]	$444	.65%[9]	.65%[9]	1.02%[9]	.53%[9]
10/31/2025	25.81	.03	5.54	5.57	(.05 )	(1.36)	(1.41)	29.97	22.56	413.64		.64	1.01	.12
10/31/2024	19.11	.05	6.96	7.01	(.11 )	(.20 )	(.31 )	25.81	36.95	315.64		.64	1.01	.22
10/31/2023	19.01	.03	1.76	1.79	— [10]	(1.69)	(1.69)	19.11	10.45	218.65		.65	1.03	.15
10/31/2022	27.42	(.03 )	(7.48)	(7.51)	—	(.90 )	(.90 )	19.01	(28.31)	180.65		.65	1.02	(.12 )
10/31/2021	20.12	(.01 )	8.05	8.04	(.05 )	(.69 )	(.74 )	27.42	40.69	235.65		.65	1.02	(.05 )
Class R-4:
4/30/2026[6,7]	30.39	.12	1.54	1.66	(.11 )	(1.55)	(1.66)	30.39	5.70 [8]	142	.35 [9]	.35 [9]	.72 [9]	.83 [9]
10/31/2025	26.15	.13	5.59	5.72	(.12 )	(1.36)	(1.48)	30.39	22.92	133.34		.34	.71	.47
10/31/2024	19.34	.13	7.04	7.17	(.16 )	(.20 )	(.36 )	26.15	37.40	117.34		.34	.71	.52
10/31/2023	19.23	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.34	10.76	83.34		.34	.72	.47
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90 )	(.90 )	19.23	(28.08)	76.34		.34	.71	.17
10/31/2021	20.27	.07	8.09	8.16	(.10 )	(.69 )	(.79 )	27.64	41.09	102.35		.35	.72	.26
Class R-5E:
4/30/2026[6,7]	30.40	.15	1.54	1.69	(.17 )	(1.55)	(1.72)	30.37	5.81 [8]	136	.15 [9]	.15 [9]	.52 [9]	1.03 [9]
10/31/2025	26.15	.17	5.61	5.78	(.17 )	(1.36)	(1.53)	30.40	23.19	122.14		.14	.51	.63
10/31/2024	19.34	.17	7.04	7.21	(.20 )	(.20 )	(.40 )	26.15	37.66	92.15		.15	.52	.70
10/31/2023	19.24	.12	1.78	1.90	(.11 )	(1.69)	(1.80)	19.34	10.96	58.15		.15	.53	.62
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06 )	(.90 )	(.96 )	19.24	(27.95)	42.15		.15	.52	.34
10/31/2021	20.29	.12	8.10	8.22	(.15 )	(.69 )	(.84 )	27.67	41.36	40.15		.15	.52	.48
Class R-5:
4/30/2026[6,7]	30.88	.17	1.56	1.73	(.19 )	(1.55)	(1.74)	30.87	5.85 [8]	61	.07 [9]	.07 [9]	.44 [9]	1.12 [9]
10/31/2025	26.54	.18	5.71	5.89	(.19 )	(1.36)	(1.55)	30.88	23.28	60.06		.06	.43	.65
10/31/2024	19.62	.20	7.14	7.34	(.22 )	(.20 )	(.42 )	26.54	37.78	41.06		.06	.43	.84
10/31/2023	19.49	.15	1.79	1.94	(.12 )	(1.69)	(1.81)	19.62	11.08	33.06		.06	.44	.76
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08 )	(.90 )	(.98 )	19.49	(27.89)	30.06		.06	.43	.48
10/31/2021	20.52	.14	8.20	8.34	(.16 )	(.69 )	(.85 )	28.01	41.53	41.06		.06	.43	.56
Class R-6:
4/30/2026[6,7]	30.79	.17	1.56	1.73	(.20 )	(1.55)	(1.75)	30.77	5.89 [8]	621	.02 [9]	.02 [9]	.39 [9]	1.16 [9]
10/31/2025	26.47	.20	5.68	5.88	(.20 )	(1.36)	(1.56)	30.79	23.33	553.01		.01	.38	.72
10/31/2024	19.57	.20	7.13	7.33	(.23 )	(.20 )	(.43 )	26.47	37.83	350.01		.01	.38	.81
10/31/2023	19.45	.15	1.79	1.94	(.13 )	(1.69)	(1.82)	19.57	11.11	210.01		.01	.39	.77
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09 )	(.90 )	(.99 )	19.45	(27.84)	161.01		.01	.38	.51
10/31/2021	20.48	.15	8.18	8.33	(.17 )	(.69 )	(.86 )	27.95	41.57	186.01		.01	.38	.60
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	60

Financial highlights (continued)
Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$22.01	$.24	$1.16	$1.40	$(.22 )	$(.85 )	$(1.07)	$22.34	6.59%[8]	$15,098	.32%[9]	.32%[9]	.65%[9]	2.20%[9]
10/31/2025	19.57	.36	3.00	3.36	(.36 )	(.56 )	(.92 )	22.01	17.81	14,324.33		.33	.66	1.77
10/31/2024	15.59	.36	4.12	4.48	(.36 )	(.14 )	(.50 )	19.57	28.99	12,189.33		.33	.66	1.94
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.10	9,394.33		.33	.67	2.08
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27 )	(.74 )	(1.01)	15.38	(17.38)	8,590.34		.34	.67	1.58
10/31/2021	15.64	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.63	30.44	9,886.34		.34	.66	1.24
Class C:
4/30/2026[6,7]	21.83	.16	1.15	1.31	(.13 )	(.85 )	(.98 )	22.16	6.23 [8]	1,084	1.06 [9]	1.06 [9]	1.39 [9]	1.46 [9]
10/31/2025	19.42	.21	2.97	3.18	(.21 )	(.56 )	(.77 )	21.83	16.92	1,107	1.06	1.06	1.39	1.05
10/31/2024	15.48	.22	4.08	4.30	(.22 )	(.14 )	(.36 )	19.42	27.98	1,090	1.07	1.07	1.40	1.23
10/31/2023	15.27	.21	.87	1.08	(.21 )	(.66 )	(.87 )	15.48	7.34	1,007	1.08	1.08	1.42	1.35
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.27	(17.98)	1,097	1.07	1.07	1.40	.84
10/31/2021	15.53	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.49	29.51	1,489	1.07	1.07	1.39	.52
Class T:
4/30/2026[6,7]	22.02	.27	1.15	1.42	(.24 )	(.85 )	(1.09)	22.35	6.72 [8,11]	— [12]	.06 [9,11]	.06 [9,11]	.39 [9,11]	2.49 [9,11]
10/31/2025	19.58	.41	3.00	3.41	(.41 )	(.56 )	(.97 )	22.02	18.11 [11]	— [12]	.06 [11]	.06 [11]	.39 [11]	2.06 [11]
10/31/2024	15.60	.41	4.11	4.52	(.40 )	(.14 )	(.54 )	19.58	29.30 [11]	— [12]	.07 [11]	.07 [11]	.40 [11]	2.22 [11]
10/31/2023	15.38	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.60	8.47 [11]	— [12]	.05 [11]	.05 [11]	.39 [11]	2.39 [11]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)[11]	— [12]	.07 [11]	.07 [11]	.40 [11]	1.86 [11]
10/31/2021	15.64	.28	4.43	4.71	(.30 )	(.42 )	(.72 )	19.63	30.75 [11]	— [12]	.09 [11]	.09 [11]	.41 [11]	1.50 [11]
Class F-1:
4/30/2026[6,7]	22.01	.23	1.17	1.40	(.21 )	(.85 )	(1.06)	22.35	6.60 [8]	278	.38 [9]	.38 [9]	.71 [9]	2.13 [9]
10/31/2025	19.57	.35	3.00	3.35	(.35 )	(.56 )	(.91 )	22.01	17.76	264.37		.37	.70	1.72
10/31/2024	15.59	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.57	28.93	214.37		.37	.70	1.91
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.05	174.37		.37	.71	2.05
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26 )	(.74 )	(1.00)	15.38	(17.41)	175.38		.38	.71	1.54
10/31/2021	15.64	.22	4.44	4.66	(.25 )	(.42 )	(.67 )	19.63	30.39	215.37		.37	.69	1.23
Class F-2:
4/30/2026[6,7]	22.06	.26	1.16	1.42	(.24 )	(.85 )	(1.09)	22.39	6.68 [8]	2,107	.12 [9]	.12 [9]	.45 [9]	2.40 [9]
10/31/2025	19.61	.40	3.01	3.41	(.40 )	(.56 )	(.96 )	22.06	18.07	1,911.11		.11	.44	1.99
10/31/2024	15.62	.39	4.14	4.53	(.40 )	(.14 )	(.54 )	19.61	29.27	1,535.11		.11	.44	2.14
10/31/2023	15.40	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.62	8.39	1,132.11		.11	.45	2.31
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31 )	(.74 )	(1.05)	15.40	(17.21)	1,077.12		.12	.45	1.81
10/31/2021	15.66	.27	4.45	4.72	(.30 )	(.42 )	(.72 )	19.66	30.75	1,273.11		.11	.43	1.47
Class F-3:
4/30/2026[6,7]	22.03	.27	1.16	1.43	(.25 )	(.85 )	(1.10)	22.36	6.75 [8]	440	.01 [9]	.01 [9]	.34 [9]	2.50 [9]
10/31/2025	19.58	.42	3.01	3.43	(.42 )	(.56 )	(.98 )	22.03	18.22	411.01		.01	.34	2.10
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.37	361.01		.01	.34	2.26
10/31/2023	15.39	.39	.86	1.25	(.38 )	(.66 )	(1.04)	15.60	8.44	262.01		.01	.35	2.42
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32 )	(.74 )	(1.06)	15.39	(17.09)	252.01		.01	.34	1.91
10/31/2021	15.64	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.64	30.92	269.01		.01	.33	1.55
Refer to the end of the table(s) for footnote(s).

61	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[6,7]	$21.99	$.23	$1.17	$1.40	$(.21 )	$(.85 )	$(1.06)	$22.33	6.62%[8]	$1,734	.36%[9]	.36%[9]	.69%[9]	2.16%[9]
10/31/2025	19.56	.35	2.99	3.34	(.35 )	(.56 )	(.91 )	21.99	17.74	1,626.35		.35	.68	1.74
10/31/2024	15.58	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.56	28.96	1,365.37		.37	.70	1.90
10/31/2023	15.37	.32	.88	1.20	(.33 )	(.66 )	(.99 )	15.58	8.06	1,033.38		.38	.72	2.03
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	925.36		.36	.69	1.56
10/31/2021	15.63	.22	4.45	4.67	(.26 )	(.42 )	(.68 )	19.62	30.42	1,042.37		.37	.69	1.22
Class 529-C:
4/30/2026[6,7]	21.89	.15	1.16	1.31	(.13 )	(.85 )	(.98 )	22.22	6.19 [8]	71	1.11 [9]	1.11 [9]	1.44 [9]	1.39 [9]
10/31/2025	19.47	.20	2.98	3.18	(.20 )	(.56 )	(.76 )	21.89	16.87	69	1.11	1.11	1.44	1.00
10/31/2024	15.52	.21	4.09	4.30	(.21 )	(.14 )	(.35 )	19.47	27.91	67	1.12	1.12	1.45	1.16
10/31/2023	15.30	.20	.88	1.08	(.20 )	(.66 )	(.86 )	15.52	7.32	61	1.14	1.14	1.48	1.28
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12 )	(.74 )	(.86 )	15.30	(18.05)	65	1.13	1.13	1.46	.78
10/31/2021	15.56	.08	4.42	4.50	(.11 )	(.42 )	(.53 )	19.53	29.42	93	1.12	1.12	1.44	.46
Class 529-E:
4/30/2026[6,7]	21.93	.21	1.16	1.37	(.19 )	(.85 )	(1.04)	22.26	6.46 [8]	55	.60 [9]	.60 [9]	.93 [9]	1.91 [9]
10/31/2025	19.50	.30	2.99	3.29	(.30 )	(.56 )	(.86 )	21.93	17.50	53.60		.60	.93	1.51
10/31/2024	15.54	.31	4.10	4.41	(.31 )	(.14 )	(.45 )	19.50	28.62	48.60		.60	.93	1.68
10/31/2023	15.33	.29	.87	1.16	(.29 )	(.66 )	(.95 )	15.54	7.84	40.60		.60	.94	1.80
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22 )	(.74 )	(.96 )	15.33	(17.60)	35.60		.60	.93	1.33
10/31/2021	15.59	.18	4.43	4.61	(.21 )	(.42 )	(.63 )	19.57	30.14	42.60		.60	.92	.99
Class 529-T:
4/30/2026[6,7]	22.02	.26	1.16	1.42	(.24 )	(.85 )	(1.09)	22.35	6.70 [8,11]	— [12]	.11 [9,11]	.11 [9,11]	.44 [9,11]	2.41 [9,11]
10/31/2025	19.58	.40	3.00	3.40	(.40 )	(.56 )	(.96 )	22.02	18.05 [11]	— [12]	.11 [11]	.11 [11]	.44 [11]	1.99 [11]
10/31/2024	15.60	.39	4.12	4.51	(.39 )	(.14 )	(.53 )	19.58	29.22 [11]	— [12]	.13 [11]	.13 [11]	.46 [11]	2.15 [11]
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.40 [11]	— [12]	.13 [11]	.13 [11]	.47 [11]	2.28 [11]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30 )	(.74 )	(1.04)	15.38	(17.19)[11]	— [12]	.11 [11]	.11 [11]	.44 [11]	1.80 [11]
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.68 [11]	— [12]	.14 [11]	.14 [11]	.46 [11]	1.45 [11]
Class 529-F-1:
4/30/2026[6,7]	22.03	.25	1.16	1.41	(.23 )	(.85 )	(1.08)	22.36	6.66 [8,11]	— [12]	.18 [9,11]	.18 [9,11]	.51 [9,11]	2.33 [9,11]
10/31/2025	19.58	.39	3.01	3.40	(.39 )	(.56 )	(.95 )	22.03	18.03 [11]	— [12]	.16 [11]	.16 [11]	.49 [11]	1.93 [11]
10/31/2024	15.60	.38	4.12	4.50	(.38 )	(.14 )	(.52 )	19.58	29.15 [11]	— [12]	.18 [11]	.18 [11]	.51 [11]	2.09 [11]
10/31/2023	15.38	.36	.88	1.24	(.36 )	(.66 )	(1.02)	15.60	8.34 [11]	— [12]	.17 [11]	.17 [11]	.51 [11]	2.24 [11]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29 )	(.74 )	(1.03)	15.38	(17.29)[11]	— [12]	.19 [11]	.19 [11]	.52 [11]	1.73 [11]
10/31/2021	15.65	.23	4.47	4.70	(.29 )	(.42 )	(.71 )	19.64	30.62 [11]	— [12]	.17 [11]	.17 [11]	.49 [11]	1.27 [11]
Class 529-F-2:
4/30/2026[6,7]	22.01	.26	1.16	1.42	(.24 )	(.85 )	(1.09)	22.34	6.70 [8]	286	.11 [9]	.11 [9]	.44 [9]	2.40 [9]
10/31/2025	19.57	.40	3.00	3.40	(.40 )	(.56 )	(.96 )	22.01	18.07	260.10		.10	.43	1.98
10/31/2024	15.59	.39	4.13	4.52	(.40 )	(.14 )	(.54 )	19.57	29.26	203.11		.11	.44	2.14
10/31/2023	15.38	.37	.87	1.24	(.37 )	(.66 )	(1.03)	15.59	8.35	141.10		.10	.44	2.28
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.18)	110.11		.11	.44	1.81
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.70	113.13		.13	.45	1.45
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	62

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2026[6,7]	$22.02	$.26	$1.16	$1.42	$(.24 )	$(.85 )	$(1.09)	$22.35	6.72%[8]	$— [12]	.07%[9]	.07%[9]	.40%[9]	2.44%[9]
10/31/2025	19.58	.41	3.00	3.41	(.41 )	(.56 )	(.97 )	22.02	18.12	— [12]	.06	.06	.39	2.04
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.30	— [12]	.06	.06	.39	2.21
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.45	— [12]	.07	.07	.41	2.34
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)	— [12]	.07	.07	.40	1.85
10/31/2021	15.64	.28	4.44	4.72	(.31 )	(.42 )	(.73 )	19.63	30.78	— [12]	.12	.07	.39	1.52
Class ABLE-A:
4/30/2026[6,7]	22.05	.24	1.17	1.41	(.22 )	(.85 )	(1.07)	22.39	6.64 [8]	22	.30 [9]	.24 [9]	.57 [9]	2.24 [9]
10/31/2025	19.60	.37	3.00	3.37	(.36 )	(.56 )	(.92 )	22.05	17.88	19.29		.24	.57	1.83
10/31/2024	15.61	.36	4.13	4.49	(.36 )	(.14 )	(.50 )	19.60	29.06	13.30		.24	.57	1.98
10/31/2023	15.38	.34	.89	1.23	(.34 )	(.66 )	(1.00)	15.61	8.28	8.30		.25	.59	2.11
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28 )	(.74 )	(1.02)	15.38	(17.32)	6.29		.23	.56	1.67
10/31/2021	15.63	.26	4.44	4.70	(.28 )	(.42 )	(.70 )	19.63	30.69	5.21		.15	.47	1.41
Class ABLE-F-2:
4/30/2026[6,7]	22.08	.26	1.17	1.43	(.24 )	(.85 )	(1.09)	22.42	6.74 [8]	2	.09 [9]	.04 [9]	.37 [9]	2.43 [9]
10/31/2025	19.62	.41	3.01	3.42	(.40 )	(.56 )	(.96 )	22.08	18.15	2.09		.03	.36	2.03
10/31/2024	15.62	.39	4.15	4.54	(.40 )	(.14 )	(.54 )	19.62	29.37	1.09		.04	.37	2.12
10/31/2023	15.39	.37	.89	1.26	(.37 )	(.66 )	(1.03)	15.62	8.48	— [12]	.10	.04	.38	2.33
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.39	(17.15)	— [12]	.09	.04	.37	1.89
10/31/2021	15.64	.30	4.43	4.73	(.31 )	(.42 )	(.73 )	19.64	30.86	— [12]	.09	.03	.35	1.59
Class R-1:
4/30/2026[6,7]	21.85	.15	1.16	1.31	(.13 )	(.85 )	(.98 )	22.18	6.21 [8]	28	1.10 [9]	1.10 [9]	1.43 [9]	1.43 [9]
10/31/2025	19.44	.20	2.98	3.18	(.21 )	(.56 )	(.77 )	21.85	16.90	28	1.09	1.09	1.42	1.01
10/31/2024	15.50	.21	4.09	4.30	(.22 )	(.14 )	(.36 )	19.44	27.96	24	1.09	1.09	1.42	1.18
10/31/2023	15.28	.21	.88	1.09	(.21 )	(.66 )	(.87 )	15.50	7.37	19	1.10	1.10	1.44	1.31
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13 )	(.74 )	(.87 )	15.28	(18.01)	20	1.08	1.08	1.41	.84
10/31/2021	15.55	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.51	29.48	24	1.09	1.09	1.41	.50
Class R-2:
4/30/2026[6,7]	21.78	.16	1.14	1.30	(.13 )	(.85 )	(.98 )	22.10	6.20 [8]	231	1.09 [9]	1.09 [9]	1.42 [9]	1.46 [9]
10/31/2025	19.37	.21	2.97	3.18	(.21 )	(.56 )	(.77 )	21.78	16.98	234	1.07	1.07	1.40	1.06
10/31/2024	15.44	.22	4.07	4.29	(.22 )	(.14 )	(.36 )	19.37	28.02	227	1.07	1.07	1.40	1.23
10/31/2023	15.24	.21	.87	1.08	(.22 )	(.66 )	(.88 )	15.44	7.32	195	1.08	1.08	1.42	1.34
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.24	(18.01)	184	1.08	1.08	1.41	.83
10/31/2021	15.51	.09	4.41	4.50	(.13 )	(.42 )	(.55 )	19.46	29.49	198	1.08	1.08	1.40	.51
Class R-2E:
4/30/2026[6,7]	21.91	.18	1.17	1.35	(.16 )	(.85 )	(1.01)	22.25	6.38 [8]	18	.81 [9]	.81 [9]	1.14 [9]	1.72 [9]
10/31/2025	19.49	.26	2.98	3.24	(.26 )	(.56 )	(.82 )	21.91	17.21	19.81		.81	1.14	1.32
10/31/2024	15.53	.28	4.09	4.37	(.27 )	(.14 )	(.41 )	19.49	28.36	18.81		.81	1.14	1.56
10/31/2023	15.32	.26	.87	1.13	(.26 )	(.66 )	(.92 )	15.53	7.65	20.81		.81	1.15	1.61
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18 )	(.74 )	(.92 )	15.32	(17.79)	16.81		.81	1.14	1.14
10/31/2021	15.59	.14	4.43	4.57	(.18 )	(.42 )	(.60 )	19.56	29.81	22.81		.81	1.13	.78
Refer to the end of the table(s) for footnote(s).

63	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2026[6,7]	$21.90	$.20	$1.16	$1.36	$(.18 )	$(.85 )	$(1.03)	$22.23	6.45%[8]	$260	.65%[9]	.65%[9]	.98%[9]	1.90%[9]
10/31/2025	19.48	.29	2.98	3.27	(.29 )	(.56 )	(.85 )	21.90	17.43	257.65		.65	.98	1.45
10/31/2024	15.52	.30	4.10	4.40	(.30 )	(.14 )	(.44 )	19.48	28.61	221.65		.65	.98	1.62
10/31/2023	15.31	.28	.87	1.15	(.28 )	(.66 )	(.94 )	15.52	7.80	160.65		.65	.99	1.74
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21 )	(.74 )	(.95 )	15.31	(17.67)	139.65		.65	.98	1.26
10/31/2021	15.58	.17	4.43	4.60	(.21 )	(.42 )	(.63 )	19.55	30.03	169.65		.65	.97	.93
Class R-4:
4/30/2026[6,7]	22.01	.24	1.15	1.39	(.21 )	(.85 )	(1.06)	22.34	6.57 [8]	104	.35 [9]	.35 [9]	.68 [9]	2.19 [9]
10/31/2025	19.57	.35	3.00	3.35	(.35 )	(.56 )	(.91 )	22.01	17.79	103.34		.34	.67	1.75
10/31/2024	15.59	.36	4.11	4.47	(.35 )	(.14 )	(.49 )	19.57	28.97	85.34		.34	.67	1.94
10/31/2023	15.37	.33	.88	1.21	(.33 )	(.66 )	(.99 )	15.59	8.16	72.34		.34	.68	2.06
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	69.34		.34	.67	1.57
10/31/2021	15.63	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.62	30.44	87.35		.35	.67	1.23
Class R-5E:
4/30/2026[6,7]	21.98	.25	1.16	1.41	(.23 )	(.85 )	(1.08)	22.31	6.69 [8]	64	.15 [9]	.15 [9]	.48 [9]	2.32 [9]
10/31/2025	19.55	.39	2.99	3.38	(.39 )	(.56 )	(.95 )	21.98	17.98	52.15		.15	.48	1.96
10/31/2024	15.57	.38	4.13	4.51	(.39 )	(.14 )	(.53 )	19.55	29.26	45.14		.14	.47	2.09
10/31/2023	15.36	.36	.87	1.23	(.36 )	(.66 )	(1.02)	15.57	8.31	30.15		.15	.49	2.22
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30 )	(.74 )	(1.04)	15.36	(17.23)	22.15		.15	.48	1.76
10/31/2021	15.62	.27	4.43	4.70	(.29 )	(.42 )	(.71 )	19.61	30.71	17.15		.15	.47	1.47
Class R-5:
4/30/2026[6,7]	22.12	.26	1.17	1.43	(.24 )	(.85 )	(1.09)	22.46	6.73 [8]	54	.08 [9]	.08 [9]	.41 [9]	2.42 [9]
10/31/2025	19.66	.40	3.03	3.43	(.41 )	(.56 )	(.97 )	22.12	18.14	51.07		.07	.40	1.95
10/31/2024	15.66	.41	4.14	4.55	(.41 )	(.14 )	(.55 )	19.66	29.32	30.06		.06	.39	2.22
10/31/2023	15.44	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.66	8.43	24.06		.06	.40	2.36
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31 )	(.74 )	(1.05)	15.44	(17.17)	24.06		.06	.39	1.88
10/31/2021	15.70	.28	4.46	4.74	(.31 )	(.42 )	(.73 )	19.71	30.80	33.06		.06	.38	1.52
Class R-6:
4/30/2026[6,7]	22.07	.27	1.17	1.44	(.25 )	(.85 )	(1.10)	22.41	6.78 [8]	1,032	.01 [9]	.01 [9]	.34 [9]	2.49 [9]
10/31/2025	19.62	.42	3.01	3.43	(.42 )	(.56 )	(.98 )	22.07	18.18	901.01		.01	.34	2.06
10/31/2024	15.63	.41	4.13	4.54	(.41 )	(.14 )	(.55 )	19.62	29.38	643.01		.01	.34	2.23
10/31/2023	15.41	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.63	8.50	409.01		.01	.35	2.38
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32 )	(.74 )	(1.06)	15.41	(17.11)	348.01		.01	.34	1.90
10/31/2021	15.67	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.67	30.85	381.01		.01	.33	1.57
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	64

Financial highlights (continued)
Moderate Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$20.51	$.28	$1.02	$1.30	$(.27 )	$(.76 )	$(1.03)	$20.78	6.58%[8]	$11,501	.31%[9]	.31%[9]	.65%[9]	2.79%[9]
10/31/2025	18.44	.42	2.32	2.74	(.42 )	(.25 )	(.67 )	20.51	15.24	10,987.31		.31	.65	2.20
10/31/2024	15.15	.40	3.30	3.70	(.40 )	(.01 )	(.41 )	18.44	24.58	9,788.32		.32	.66	2.29
10/31/2023	15.28	.34	.43	.77	(.32 )	(.58 )	(.90 )	15.15	5.17	7,949.32		.32	.66	2.17
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29 )	(.66 )	(.95 )	15.28	(15.02)	7,690.33		.33	.66	1.64
10/31/2021	15.57	.26	3.56	3.82	(.31 )	(.14 )	(.45 )	18.94	24.79	8,709.34		.34	.66	1.43
Class C:
4/30/2026[6,7]	20.37	.21	1.01	1.22	(.20 )	(.76 )	(.96 )	20.63	6.17 [8]	785	1.05 [9]	1.05 [9]	1.39 [9]	2.06 [9]
10/31/2025	18.31	.28	2.30	2.58	(.27 )	(.25 )	(.52 )	20.37	14.43	816	1.05	1.05	1.39	1.48
10/31/2024	15.05	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.31	23.61	847	1.06	1.06	1.40	1.59
10/31/2023	15.17	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.05	4.47	856	1.06	1.06	1.40	1.44
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	992	1.06	1.06	1.39	.91
10/31/2021	15.47	.13	3.53	3.66	(.18 )	(.14 )	(.32 )	18.81	23.85	1,330	1.06	1.06	1.38	.71
Class T:
4/30/2026[6,7]	20.53	.31	1.02	1.33	(.30 )	(.76 )	(1.06)	20.80	6.72 [8,11]	— [12]	.05 [9,11]	.05 [9,11]	.39 [9,11]	3.10 [9,11]
10/31/2025	18.45	.47	2.33	2.80	(.47 )	(.25 )	(.72 )	20.53	15.59 [11]	— [12]	.05 [11]	.05 [11]	.39 [11]	2.48 [11]
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.89 [11]	— [12]	.04 [11]	.04 [11]	.38 [11]	2.57 [11]
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.55 [11]	— [12]	.02 [11]	.02 [11]	.36 [11]	2.49 [11]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.82)[11]	— [12]	.05 [11]	.05 [11]	.38 [11]	1.93 [11]
10/31/2021	15.58	.31	3.55	3.86	(.35 )	(.14 )	(.49 )	18.95	25.09 [11]	— [12]	.06 [11]	.06 [11]	.38 [11]	1.71 [11]
Class F-1:
4/30/2026[6,7]	20.53	.28	1.02	1.30	(.27 )	(.76 )	(1.03)	20.80	6.55 [8]	114	.37 [9]	.37 [9]	.71 [9]	2.74 [9]
10/31/2025	18.45	.41	2.33	2.74	(.41 )	(.25 )	(.66 )	20.53	15.23	114.36		.36	.70	2.17
10/31/2024	15.16	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.45	24.50	108.36		.36	.70	2.26
10/31/2023	15.28	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.16	5.18	96.36		.36	.70	2.13
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28 )	(.66 )	(.94 )	15.28	(15.11)	104.37		.37	.70	1.60
10/31/2021	15.57	.25	3.57	3.82	(.30 )	(.14 )	(.44 )	18.95	24.80	135.37		.37	.69	1.42
Class F-2:
4/30/2026[6,7]	20.55	.30	1.04	1.34	(.30 )	(.76 )	(1.06)	20.83	6.73 [8]	1,619	.12 [9]	.12 [9]	.46 [9]	2.99 [9]
10/31/2025	18.48	.46	2.31	2.77	(.45 )	(.25 )	(.70 )	20.55	15.44	1,493.11		.11	.45	2.41
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.84	1,282.11		.11	.45	2.50
10/31/2023	15.30	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.18	5.45	1,033.11		.11	.45	2.38
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.30	(14.86)	1,031.11		.11	.44	1.86
10/31/2021	15.59	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.97	25.09	1,219.11		.11	.43	1.66
Class F-3:
4/30/2026[6,7]	20.53	.31	1.03	1.34	(.31 )	(.76 )	(1.07)	20.80	6.74 [8]	420	.01 [9]	.01 [9]	.35 [9]	3.10 [9]
10/31/2025	18.45	.48	2.32	2.80	(.47 )	(.25 )	(.72 )	20.53	15.63	393.01		.01	.35	2.51
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.93	356.01		.01	.35	2.59
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.56	281.01		.01	.35	2.49
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.79)	285.01		.01	.34	1.95
10/31/2021	15.58	.31	3.56	3.87	(.36 )	(.14 )	(.50 )	18.95	25.16	282.01		.01	.33	1.73
Refer to the end of the table(s) for footnote(s).

65	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[6,7]	$20.51	$.28	$1.02	$1.30	$(.27 )	$(.76 )	$(1.03)	$20.78	6.56%[8]	$791	.35%[9]	.35%[9]	.69%[9]	2.76%[9]
10/31/2025	18.44	.41	2.32	2.73	(.41 )	(.25 )	(.66 )	20.51	15.21	750.34		.34	.68	2.18
10/31/2024	15.15	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.44	24.53	670.35		.35	.69	2.26
10/31/2023	15.27	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.15	5.20	549.36		.36	.70	2.13
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29 )	(.66 )	(.95 )	15.27	(15.10)	532.35		.35	.68	1.62
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	622.36		.36	.68	1.40
Class 529-C:
4/30/2026[6,7]	20.44	.20	1.03	1.23	(.20 )	(.76 )	(.96 )	20.71	6.19 [8]	37	1.10 [9]	1.10 [9]	1.44 [9]	1.99 [9]
10/31/2025	18.37	.27	2.31	2.58	(.26 )	(.25 )	(.51 )	20.44	14.37	36	1.10	1.10	1.44	1.43
10/31/2024	15.10	.27	3.27	3.54	(.26 )	(.01 )	(.27 )	18.37	23.54	38	1.11	1.11	1.45	1.52
10/31/2023	15.22	.22	.43	.65	(.19 )	(.58 )	(.77 )	15.10	4.38	36	1.12	1.12	1.46	1.38
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15 )	(.66 )	(.81 )	15.22	(15.68)	46	1.11	1.11	1.44	.85
10/31/2021	15.51	.12	3.53	3.65	(.16 )	(.14 )	(.30 )	18.86	23.77	65	1.11	1.11	1.43	.66
Class 529-E:
4/30/2026[6,7]	20.46	.26	1.02	1.28	(.25 )	(.76 )	(1.01)	20.73	6.46 [8]	19	.59 [9]	.59 [9]	.93 [9]	2.55 [9]
10/31/2025	18.39	.37	2.31	2.68	(.36 )	(.25 )	(.61 )	20.46	14.95	20.59		.59	.93	1.94
10/31/2024	15.11	.35	3.29	3.64	(.35 )	(.01 )	(.36 )	18.39	24.23	19.59		.59	.93	2.03
10/31/2023	15.24	.30	.43	.73	(.28 )	(.58 )	(.86 )	15.11	4.89	17.60		.60	.94	1.90
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24 )	(.66 )	(.90 )	15.24	(15.24)	18.59		.59	.92	1.37
10/31/2021	15.53	.21	3.55	3.76	(.26 )	(.14 )	(.40 )	18.89	24.47	20.59		.59	.91	1.18
Class 529-T:
4/30/2026[6,7]	20.52	.30	1.03	1.33	(.30 )	(.76 )	(1.06)	20.79	6.70 [8,11]	— [12]	.10 [9,11]	.10 [9,11]	.44 [9,11]	3.00 [9,11]
10/31/2025	18.45	.46	2.32	2.78	(.46 )	(.25 )	(.71 )	20.52	15.47 [11]	— [12]	.10 [11]	.10 [11]	.44 [11]	2.41 [11]
10/31/2024	15.16	.44	3.29	3.73	(.43 )	(.01 )	(.44 )	18.45	24.81 [11]	— [12]	.11 [11]	.11 [11]	.45 [11]	2.49 [11]
10/31/2023	15.28	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.16	5.50 [11]	— [12]	.07 [11]	.07 [11]	.41 [11]	2.41 [11]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.28	(14.88)[11]	— [12]	.11 [11]	.11 [11]	.44 [11]	1.85 [11]
10/31/2021	15.57	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.95	25.11 [11]	— [12]	.12 [11]	.12 [11]	.44 [11]	1.65 [11]
Class 529-F-1:
4/30/2026[6,7]	20.55	.30	1.02	1.32	(.29 )	(.76 )	(1.05)	20.82	6.65 [8,11]	— [12]	.16 [9,11]	.16 [9,11]	.50 [9,11]	2.94 [9,11]
10/31/2025	18.47	.45	2.32	2.77	(.44 )	(.25 )	(.69 )	20.55	15.44 [11]	— [12]	.16 [11]	.16 [11]	.50 [11]	2.35 [11]
10/31/2024	15.18	.43	3.29	3.72	(.42 )	(.01 )	(.43 )	18.47	24.70 [11]	— [12]	.17 [11]	.17 [11]	.51 [11]	2.43 [11]
10/31/2023	15.30	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.18	5.38 [11]	— [12]	.17 [11]	.17 [11]	.51 [11]	2.31 [11]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31 )	(.66 )	(.97 )	15.30	(14.92)[11]	— [12]	.18 [11]	.18 [11]	.51 [11]	1.78 [11]
10/31/2021	15.59	.26	3.60	3.86	(.34 )	(.14 )	(.48 )	18.97	25.03 [11]	— [12]	.16 [11]	.16 [11]	.48 [11]	1.48 [11]
Class 529-F-2:
4/30/2026[6,7]	20.51	.30	1.03	1.33	(.30 )	(.76 )	(1.06)	20.78	6.70 [8]	144	.10 [9]	.10 [9]	.44 [9]	2.99 [9]
10/31/2025	18.44	.46	2.32	2.78	(.46 )	(.25 )	(.71 )	20.51	15.48	131.10		.10	.44	2.42
10/31/2024	15.15	.43	3.31	3.74	(.44 )	(.01 )	(.45 )	18.44	24.83	114.11		.11	.45	2.48
10/31/2023	15.27	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.15	5.46	88.11		.11	.45	2.37
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.89)	83.11		.11	.44	1.86
10/31/2021	15.57	.29	3.56	3.85	(.34 )	(.14 )	(.48 )	18.94	25.05	87.12		.12	.44	1.63
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	66

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2026[6,7]	$20.51	$.31	$1.02	$1.33	$(.30 )	$(.76 )	$(1.06)	$20.78	6.72%[8]	$— [12]	.06%[9]	.06%[9]	.40%[9]	3.04%[9]
10/31/2025	18.44	.47	2.31	2.78	(.46 )	(.25 )	(.71 )	20.51	15.53	— [12]	.06	.06	.40	2.45
10/31/2024	15.15	.44	3.30	3.74	(.44 )	(.01 )	(.45 )	18.44	24.88	— [12]	.06	.06	.40	2.54
10/31/2023	15.27	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.15	5.50	— [12]	.07	.07	.41	2.41
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.86)	— [12]	.07	.07	.40	1.89
10/31/2021	15.57	.30	3.56	3.86	(.35 )	(.14 )	(.49 )	18.94	25.11	— [12]	.12	.07	.39	1.69
Class ABLE-A:
4/30/2026[6,7]	20.55	.29	1.02	1.31	(.28 )	(.76 )	(1.04)	20.82	6.58 [8]	18	.30 [9]	.25 [9]	.59 [9]	2.82 [9]
10/31/2025	18.46	.42	2.34	2.76	(.42 )	(.25 )	(.67 )	20.55	15.36	16.30		.24	.58	2.23
10/31/2024	15.16	.40	3.31	3.71	(.40 )	(.01 )	(.41 )	18.46	24.65	11.30		.25	.59	2.30
10/31/2023	15.28	.34	.45	.79	(.33 )	(.58 )	(.91 )	15.16	5.27	7.30		.24	.58	2.19
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30 )	(.66 )	(.96 )	15.28	(14.99)	5.30		.24	.57	1.72
10/31/2021	15.57	.29	3.55	3.84	(.33 )	(.14 )	(.47 )	18.94	24.94	4.22		.16	.48	1.58
Class ABLE-F-2:
4/30/2026[6,7]	20.57	.31	1.03	1.34	(.30 )	(.76 )	(1.06)	20.85	6.74 [8]	2	.08 [9]	.03 [9]	.37 [9]	3.08 [9]
10/31/2025	18.48	.46	2.34	2.80	(.46 )	(.25 )	(.71 )	20.57	15.58	2.08		.03	.37	2.41
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.87	1.09		.03	.37	2.49
10/31/2023	15.29	.38	.45	.83	(.36 )	(.58 )	(.94 )	15.18	5.55	1.09		.03	.37	2.42
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33 )	(.66 )	(.99 )	15.29	(14.80)	— [12]	.09	.03	.36	1.96
10/31/2021	15.57	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.95	25.18	— [12]	.09	.02	.34	1.70
Class R-1:
4/30/2026[6,7]	20.42	.21	1.00	1.21	(.19 )	(.76 )	(.95 )	20.68	6.14 [8]	11	1.09 [9]	1.09 [9]	1.43 [9]	2.04 [9]
10/31/2025	18.36	.27	2.32	2.59	(.28 )	(.25 )	(.53 )	20.42	14.40	11	1.07	1.07	1.41	1.45
10/31/2024	15.09	.27	3.28	3.55	(.27 )	(.01 )	(.28 )	18.36	23.61	10	1.06	1.06	1.40	1.57
10/31/2023	15.21	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.09	4.46	9	1.08	1.08	1.42	1.42
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15 )	(.66 )	(.81 )	15.21	(15.73)	9	1.09	1.09	1.42	.88
10/31/2021	15.51	.12	3.54	3.66	(.17 )	(.14 )	(.31 )	18.86	23.83	12	1.10	1.10	1.42	.67
Class R-2:
4/30/2026[6,7]	20.35	.21	1.01	1.22	(.20 )	(.76 )	(.96 )	20.61	6.17 [8]	144	1.09 [9]	1.09 [9]	1.43 [9]	2.05 [9]
10/31/2025	18.30	.27	2.30	2.57	(.27 )	(.25 )	(.52 )	20.35	14.36	141	1.09	1.09	1.43	1.44
10/31/2024	15.04	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.30	23.63	136	1.08	1.08	1.42	1.55
10/31/2023	15.17	.22	.44	.66	(.21 )	(.58 )	(.79 )	15.04	4.40	120	1.08	1.08	1.42	1.42
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	123	1.07	1.07	1.40	.90
10/31/2021	15.47	.12	3.54	3.66	(.18 )	(.14 )	(.32 )	18.81	23.84	148	1.08	1.08	1.40	.69
Class R-2E:
4/30/2026[6,7]	20.50	.23	1.03	1.26	(.23 )	(.76 )	(.99 )	20.77	6.32 [8]	11	.81 [9]	.81 [9]	1.15 [9]	2.24 [9]
10/31/2025	18.43	.32	2.32	2.64	(.32 )	(.25 )	(.57 )	20.50	14.69	9.81		.81	1.15	1.71
10/31/2024	15.15	.32	3.28	3.60	(.31 )	(.01 )	(.32 )	18.43	23.88	8.81		.81	1.15	1.87
10/31/2023	15.27	.26	.45	.71	(.25 )	(.58 )	(.83 )	15.15	4.75	9.81		.81	1.15	1.66
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20 )	(.66 )	(.86 )	15.27	(15.49)	9.81		.81	1.14	1.15
10/31/2021	15.56	.18	3.55	3.73	(.22 )	(.14 )	(.36 )	18.93	24.21	12.81		.81	1.13	.98
Refer to the end of the table(s) for footnote(s).

67	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2026[6,7]	$20.45	$.25	$1.02	$1.27	$(.24 )	$(.76 )	$(1.00)	$20.72	6.42%[8]	$171	.65%[9]	.65%[9]	.99%[9]	2.47%[9]
10/31/2025	18.39	.35	2.31	2.66	(.35 )	(.25 )	(.60 )	20.45	14.85	169.64		.64	.98	1.87
10/31/2024	15.11	.35	3.28	3.63	(.34 )	(.01 )	(.35 )	18.39	24.17	152.65		.65	.99	1.99
10/31/2023	15.24	.29	.43	.72	(.27 )	(.58 )	(.85 )	15.11	4.83	133.65		.65	.99	1.84
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23 )	(.66 )	(.89 )	15.24	(15.30)	129.65		.65	.98	1.31
10/31/2021	15.53	.20	3.55	3.75	(.25 )	(.14 )	(.39 )	18.89	24.40	171.65		.65	.97	1.12
Class R-4:
4/30/2026[6,7]	20.52	.28	1.02	1.30	(.27 )	(.76 )	(1.03)	20.79	6.56 [8]	94	.34 [9]	.34 [9]	.68 [9]	2.75 [9]
10/31/2025	18.45	.42	2.31	2.73	(.41 )	(.25 )	(.66 )	20.52	15.20	92.34		.34	.68	2.19
10/31/2024	15.16	.39	3.31	3.70	(.40 )	(.01 )	(.41 )	18.45	24.53	89.34		.34	.68	2.23
10/31/2023	15.28	.34	.44	.78	(.32 )	(.58 )	(.90 )	15.16	5.20	68.35		.35	.69	2.14
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28 )	(.66 )	(.94 )	15.28	(15.06)	70.35		.35	.68	1.60
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	105.35		.35	.67	1.41
Class R-5E:
4/30/2026[6,7]	20.53	.29	1.03	1.32	(.29 )	(.76 )	(1.05)	20.80	6.67 [8]	41	.15 [9]	.15 [9]	.49 [9]	2.91 [9]
10/31/2025	18.46	.45	2.32	2.77	(.45 )	(.25 )	(.70 )	20.53	15.40	37.15		.15	.49	2.38
10/31/2024	15.17	.42	3.31	3.73	(.43 )	(.01 )	(.44 )	18.46	24.75	33.15		.15	.49	2.42
10/31/2023	15.29	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.17	5.41	23.15		.15	.49	2.32
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32 )	(.66 )	(.98 )	15.29	(14.91)	18.16		.16	.49	1.80
10/31/2021	15.58	.29	3.57	3.86	(.34 )	(.14 )	(.48 )	18.96	25.04	17.16		.16	.48	1.62
Class R-5:
4/30/2026[6,7]	20.58	.31	1.02	1.33	(.30 )	(.76 )	(1.06)	20.85	6.70 [8]	47	.06 [9]	.06 [9]	.40 [9]	3.04 [9]
10/31/2025	18.49	.45	2.35	2.80	(.46 )	(.25 )	(.71 )	20.58	15.59	45.06		.06	.40	2.38
10/31/2024	15.20	.45	3.29	3.74	(.44 )	(.01 )	(.45 )	18.49	24.81	31.06		.06	.40	2.58
10/31/2023	15.32	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.20	5.50	27.06		.06	.40	2.45
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34 )	(.66 )	(1.00)	15.32	(14.80)	27.06		.06	.39	1.91
10/31/2021	15.61	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.99	25.11	29.06		.06	.38	1.71
Class R-6:
4/30/2026[6,7]	20.57	.31	1.04	1.35	(.31 )	(.76 )	(1.07)	20.85	6.77 [8]	886	.01 [9]	.01 [9]	.35 [9]	3.09 [9]
10/31/2025	18.49	.47	2.33	2.80	(.47 )	(.25 )	(.72 )	20.57	15.60	803.01		.01	.35	2.48
10/31/2024	15.19	.45	3.31	3.76	(.45 )	(.01 )	(.46 )	18.49	24.95	648.01		.01	.35	2.58
10/31/2023	15.31	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.19	5.55	508.01		.01	.35	2.46
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34 )	(.66 )	(1.00)	15.31	(14.82)	483.01		.01	.34	1.95
10/31/2021	15.61	.32	3.56	3.88	(.36 )	(.14 )	(.50 )	18.99	25.17	546.01		.01	.33	1.75
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	68

Financial highlights (continued)
Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$14.36	$.28	$.50	$.78	$(.27 )	$(.28 )	$(.55 )	$14.59	5.52%[8]	$6,659	.32%[9]	.32%[9]	.62%[9]	3.92%[9]
10/31/2025	13.51	.52	1.02	1.54	(.52 )	(.17 )	(.69 )	14.36	11.80	6,345.32		.32	.62	3.82
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.89	5,695.31		.31	.60	3.98
10/31/2023	12.03	.47	(.12 )	.35	(.47 )	(.18 )	(.65 )	11.73	2.81	4,953.32		.32	.60	3.86
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40 )	(.25 )	(.65 )	12.03	(9.81)	4,994.33		.33	.62	3.05
10/31/2021	12.24	.36	2.08	2.44	(.41 )	(.27 )	(.68 )	14.00	20.36	5,267.33		.33	.60	2.68
Class C:
4/30/2026[6,7]	14.27	.23	.49	.72	(.22 )	(.28 )	(.50 )	14.49	5.09 [8]	467	1.05 [9]	1.05 [9]	1.35 [9]	3.19 [9]
10/31/2025	13.42	.42	1.02	1.44	(.42 )	(.17 )	(.59 )	14.27	11.06	466	1.05	1.05	1.35	3.10
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.92	465	1.05	1.05	1.34	3.26
10/31/2023	11.96	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.66	2.04	478	1.06	1.06	1.34	3.12
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.40)	581	1.05	1.05	1.34	2.33
10/31/2021	12.17	.27	2.05	2.32	(.31 )	(.27 )	(.58 )	13.91	19.44	717	1.05	1.05	1.32	1.97
Class T:
4/30/2026[6,7]	14.37	.30	.50	.80	(.29 )	(.28 )	(.57 )	14.60	5.66 [8,11]	— [12]	.05 [9,11]	.05 [9,11]	.35 [9,11]	4.22 [9,11]
10/31/2025	13.51	.56	1.03	1.59	(.56 )	(.17 )	(.73 )	14.37	12.17 [11]	— [12]	.04 [11]	.04 [11]	.34 [11]	4.11 [11]
10/31/2024	11.73	.55	1.89	2.44	(.55 )	(.11 )	(.66 )	13.51	21.19 [11]	— [12]	.05 [11]	.05 [11]	.34 [11]	4.24 [11]
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	2.99 [11]	— [12]	.05 [11]	.05 [11]	.33 [11]	4.13 [11]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.47)[11]	— [12]	.05 [11]	.05 [11]	.34 [11]	3.34 [11]
10/31/2021	12.25	.41	2.06	2.47	(.45 )	(.27 )	(.72 )	14.00	20.60 [11]	— [12]	.04 [11]	.04 [11]	.31 [11]	3.00 [11]
Class F-1:
4/30/2026[6,7]	14.38	.28	.49	.77	(.27 )	(.28 )	(.55 )	14.60	5.42 [8]	177	.38 [9]	.38 [9]	.68 [9]	3.86 [9]
10/31/2025	13.52	.51	1.04	1.55	(.52 )	(.17 )	(.69 )	14.38	11.83	166.36		.36	.66	3.72
10/31/2024	11.74	.50	1.90	2.40	(.51 )	(.11 )	(.62 )	13.52	20.80	103.37		.37	.66	3.88
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.75	77.37		.37	.65	3.80
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39 )	(.25 )	(.64 )	12.04	(9.83)	75.37		.37	.66	3.02
10/31/2021	12.25	.36	2.07	2.43	(.40 )	(.27 )	(.67 )	14.01	20.28	82.37		.37	.64	2.70
Class F-2:
4/30/2026[6,7]	14.39	.30	.49	.79	(.28 )	(.28 )	(.56 )	14.62	5.62 [8]	1,082	.12 [9]	.12 [9]	.42 [9]	4.11 [9]
10/31/2025	13.53	.55	1.03	1.58	(.55 )	(.17 )	(.72 )	14.39	12.09	956.11		.11	.41	4.00
10/31/2024	11.75	.54	1.89	2.43	(.54 )	(.11 )	(.65 )	13.53	21.09	699.11		.11	.40	4.17
10/31/2023	12.05	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.75	3.02	573.11		.11	.39	4.07
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43 )	(.25 )	(.68 )	12.05	(9.59)	574.11		.11	.40	3.27
10/31/2021	12.26	.39	2.08	2.47	(.44 )	(.27 )	(.71 )	14.02	20.58	546.11		.11	.38	2.90
Class F-3:
4/30/2026[6,7]	14.37	.30	.49	.79	(.29 )	(.28 )	(.57 )	14.59	5.61 [8]	215	.02 [9]	.02 [9]	.32 [9]	4.22 [9]
10/31/2025	13.51	.57	1.02	1.59	(.56 )	(.17 )	(.73 )	14.37	12.22	184.01		.01	.31	4.12
10/31/2024	11.73	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.51	21.24	149.01		.01	.30	4.26
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	3.04	102.01		.01	.29	4.17
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.44)	106.01		.01	.30	3.35
10/31/2021	12.25	.40	2.07	2.47	(.45 )	(.27 )	(.72 )	14.00	20.64	99.01		.01	.28	2.98
Refer to the end of the table(s) for footnote(s).

69	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[6,7]	$14.35	$.28	$.50	$.78	$(.27 )	$(.28 )	$(.55 )	$14.58	5.51%[8]	$397	.34%[9]	.34%[9]	.64%[9]	3.90%[9]
10/31/2025	13.50	.52	1.02	1.54	(.52 )	(.17 )	(.69 )	14.35	11.79	378.33		.33	.63	3.80
10/31/2024	11.72	.51	1.89	2.40	(.51 )	(.11 )	(.62 )	13.50	20.86	340.35		.35	.64	3.92
10/31/2023	12.03	.47	(.14 )	.33	(.46 )	(.18 )	(.64 )	11.72	2.69	270.36		.36	.64	3.82
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.03	(9.75)	267.34		.34	.63	3.03
10/31/2021	12.24	.36	2.06	2.42	(.40 )	(.27 )	(.67 )	13.99	20.25	289.35		.35	.62	2.66
Class 529-C:
4/30/2026[6,7]	14.30	.22	.49	.71	(.21 )	(.28 )	(.49 )	14.52	5.06 [8]	24	1.10 [9]	1.10 [9]	1.40 [9]	3.14 [9]
10/31/2025	13.44	.42	1.02	1.44	(.41 )	(.17 )	(.58 )	14.30	11.06	24	1.10	1.10	1.40	3.05
10/31/2024	11.68	.41	1.87	2.28	(.41 )	(.11 )	(.52 )	13.44	19.84	24	1.10	1.10	1.39	3.19
10/31/2023	11.98	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.68	1.99	23	1.11	1.11	1.39	3.07
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29 )	(.25 )	(.54 )	11.98	(10.44)	26	1.11	1.11	1.40	2.27
10/31/2021	12.19	.26	2.05	2.31	(.30 )	(.27 )	(.57 )	13.93	19.35	34	1.10	1.10	1.37	1.92
Class 529-E:
4/30/2026[6,7]	14.35	.26	.50	.76	(.25 )	(.28 )	(.53 )	14.58	5.39 [8]	9	.59 [9]	.59 [9]	.89 [9]	3.68 [9]
10/31/2025	13.49	.49	1.02	1.51	(.48 )	(.17 )	(.65 )	14.35	11.58	9.58		.58	.88	3.55
10/31/2024	11.72	.48	1.88	2.36	(.48 )	(.11 )	(.59 )	13.49	20.48	8.59		.59	.88	3.69
10/31/2023	12.02	.44	(.13 )	.31	(.43 )	(.18 )	(.61 )	11.72	2.52	8.59		.59	.87	3.57
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36 )	(.25 )	(.61 )	12.02	(9.99)	9.59		.59	.88	2.80
10/31/2021	12.23	.33	2.07	2.40	(.38 )	(.27 )	(.65 )	13.98	20.01	10.58		.58	.85	2.42
Class 529-T:
4/30/2026[6,7]	14.37	.30	.48	.78	(.28 )	(.28 )	(.56 )	14.59	5.56 [8,11]	— [12]	.11 [9,11]	.11 [9,11]	.41 [9,11]	4.14 [9,11]
10/31/2025	13.51	.55	1.03	1.58	(.55 )	(.17 )	(.72 )	14.37	12.12 [11]	— [12]	.09 [11]	.09 [11]	.39 [11]	4.04 [11]
10/31/2024	11.73	.54	1.90	2.44	(.55 )	(.11 )	(.66 )	13.51	21.14 [11]	— [12]	.10 [11]	.10 [11]	.39 [11]	4.18 [11]
10/31/2023	12.04	.50	(.14 )	.36	(.49 )	(.18 )	(.67 )	11.73	2.95 [11]	— [12]	.10 [11]	.10 [11]	.38 [11]	4.07 [11]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.51)[11]	— [12]	.09 [11]	.09 [11]	.38 [11]	3.29 [11]
10/31/2021	12.25	.39	2.07	2.46	(.44 )	(.27 )	(.71 )	14.00	20.52 [11]	— [12]	.11 [11]	.11 [11]	.38 [11]	2.92 [11]
Class 529-F-1:
4/30/2026[6,7]	14.38	.29	.49	.78	(.28 )	(.28 )	(.56 )	14.60	5.52 [8,11]	— [12]	.18 [9,11]	.18 [9,11]	.48 [9,11]	4.06 [9,11]
10/31/2025	13.51	.55	1.03	1.58	(.54 )	(.17 )	(.71 )	14.38	12.12 [11]	— [12]	.17 [11]	.17 [11]	.47 [11]	3.97 [11]
10/31/2024	11.74	.53	1.88	2.41	(.53 )	(.11 )	(.64 )	13.51	20.93 [11]	— [12]	.18 [11]	.18 [11]	.47 [11]	4.10 [11]
10/31/2023	12.04	.49	(.13 )	.36	(.48 )	(.18 )	(.66 )	11.74	2.94 [11]	— [12]	.18 [11]	.18 [11]	.46 [11]	3.99 [11]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42 )	(.25 )	(.67 )	12.04	(9.60)[11]	— [12]	.18 [11]	.18 [11]	.47 [11]	3.20 [11]
10/31/2021	12.25	.38	2.07	2.45	(.43 )	(.27 )	(.70 )	14.00	20.47 [11]	— [12]	.16 [11]	.16 [11]	.43 [11]	2.84 [11]
Class 529-F-2:
4/30/2026[6,7]	14.36	.29	.49	.78	(.28 )	(.28 )	(.56 )	14.58	5.57 [8]	82	.10 [9]	.10 [9]	.40 [9]	4.12 [9]
10/31/2025	13.50	.55	1.03	1.58	(.55 )	(.17 )	(.72 )	14.36	12.12	73.10		.10	.40	4.03
10/31/2024	11.73	.54	1.88	2.42	(.54 )	(.11 )	(.65 )	13.50	21.04	64.11		.11	.40	4.16
10/31/2023	12.03	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.73	3.04	50.10		.10	.38	4.07
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.54)	47.11		.11	.40	3.27
10/31/2021	12.24	.39	2.06	2.45	(.43 )	(.27 )	(.70 )	13.99	20.51	52.13		.13	.40	2.87
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	70

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2026[6,7]	$14.36	$.30	$.49	$.79	$(.29 )	$(.28 )	$(.57 )	$14.58	5.59%[8]	$— [12]	.06%[9]	.06%[9]	.36%[9]	4.18%[9]
10/31/2025	13.50	.56	1.03	1.59	(.56 )	(.17 )	(.73 )	14.36	12.17	— [12]	.06	.06	.36	4.07
10/31/2024	11.73	.55	1.88	2.43	(.55 )	(.11 )	(.66 )	13.50	21.09	— [12]	.07	.07	.36	4.21
10/31/2023	12.03	.50	(.12 )	.38	(.50 )	(.18 )	(.68 )	11.73	3.06	— [12]	.07	.07	.35	4.10
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.50)	— [12]	.07	.07	.36	3.31
10/31/2021	12.24	.40	2.06	2.46	(.44 )	(.27 )	(.71 )	13.99	20.58	— [12]	.12	.07	.34	2.95
Class ABLE-A:
4/30/2026[6,7]	14.38	.28	.49	.77	(.27 )	(.28 )	(.55 )	14.60	5.46 [8]	8	.30 [9]	.24 [9]	.54 [9]	3.97 [9]
10/31/2025	13.51	.53	1.04	1.57	(.53 )	(.17 )	(.70 )	14.38	11.99	7.29		.23	.53	3.86
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.91	5.29		.24	.53	4.00
10/31/2023	12.02	.48	(.12 )	.36	(.47 )	(.18 )	(.65 )	11.73	2.93	4.30		.24	.52	3.89
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41 )	(.25 )	(.66 )	12.02	(9.77)	3.29		.23	.52	3.14
10/31/2021	12.23	.38	2.07	2.45	(.42 )	(.27 )	(.69 )	13.99	20.53	2.21		.15	.42	2.80
Class ABLE-F-2:
4/30/2026[6,7]	14.40	.30	.50	.80	(.29 )	(.28 )	(.57 )	14.63	5.64 [8]	1	.08 [9]	.03 [9]	.33 [9]	4.13 [9]
10/31/2025	13.53	.56	1.03	1.59	(.55 )	(.17 )	(.72 )	14.40	12.20	— [12]	.08	.03	.33	4.09
10/31/2024	11.74	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.53	21.23	— [12]	.08	.03	.32	4.16
10/31/2023	12.04	.51	(.14 )	.37	(.49 )	(.18 )	(.67 )	11.74	3.05	— [12]	.09	.03	.31	4.12
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.49)	— [12]	.08	.03	.32	3.42
10/31/2021	12.24	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.00	20.68	— [12]	.08	.02	.29	2.91
Class R-1:
4/30/2026[6,7]	14.27	.23	.49	.72	(.22 )	(.28 )	(.50 )	14.49	5.09 [8]	4	1.08 [9]	1.08 [9]	1.38 [9]	3.18 [9]
10/31/2025	13.42	.42	1.02	1.44	(.42 )	(.17 )	(.59 )	14.27	11.07	4	1.07	1.07	1.37	3.05
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.95	3	1.07	1.07	1.36	3.26
10/31/2023	11.97	.38	(.13 )	.25	(.38 )	(.18 )	(.56 )	11.66	1.97	2	1.07	1.07	1.35	3.09
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30 )	(.25 )	(.55 )	11.97	(10.45)	2	1.06	1.06	1.35	2.34
10/31/2021	12.18	.26	2.07	2.33	(.31 )	(.27 )	(.58 )	13.93	19.47	2	1.09	1.09	1.36	1.97
Class R-2:
4/30/2026[6,7]	14.26	.22	.49	.71	(.21 )	(.28 )	(.49 )	14.48	5.09 [8]	51	1.09 [9]	1.09 [9]	1.39 [9]	3.15 [9]
10/31/2025	13.41	.42	1.02	1.44	(.42 )	(.17 )	(.59 )	14.26	11.04	49	1.09	1.09	1.39	3.05
10/31/2024	11.65	.41	1.88	2.29	(.42 )	(.11 )	(.53 )	13.41	19.92	44	1.09	1.09	1.38	3.22
10/31/2023	11.96	.38	(.14 )	.24	(.37 )	(.18 )	(.55 )	11.65	1.95	40	1.09	1.09	1.37	3.07
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.44)	39	1.08	1.08	1.37	2.31
10/31/2021	12.17	.26	2.06	2.32	(.31 )	(.27 )	(.58 )	13.91	19.43	49	1.07	1.07	1.34	1.97
Class R-2E:
4/30/2026[6,7]	14.35	.24	.50	.74	(.23 )	(.28 )	(.51 )	14.58	5.22 [8]	2	.82 [9]	.82 [9]	1.12 [9]	3.32 [9]
10/31/2025	13.50	.45	1.03	1.48	(.46 )	(.17 )	(.63 )	14.35	11.32	3.79		.79	1.09	3.27
10/31/2024	11.72	.47	1.87	2.34	(.45 )	(.11 )	(.56 )	13.50	20.27	2.81		.81	1.10	3.60
10/31/2023	12.04	.41	(.13 )	.28	(.42 )	(.18 )	(.60 )	11.72	2.24	2.80		.80	1.08	3.35
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33 )	(.25 )	(.58 )	12.04	(10.18)	1.78		.78	1.07	2.56
10/31/2021	12.25	.30	2.07	2.37	(.35 )	(.27 )	(.62 )	14.00	19.76	1.82		.80	1.07	2.20
Refer to the end of the table(s) for footnote(s).

71	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2026[6,7]	$14.32	$.26	$.49	$.75	$(.25 )	$(.28 )	$(.53 )	$14.54	5.30%[8]	$69	.65%[9]	.65%[9]	.95%[9]	3.59%[9]
10/31/2025	13.47	.48	1.02	1.50	(.48 )	(.17 )	(.65 )	14.32	11.50	63.64		.64	.94	3.48
10/31/2024	11.70	.47	1.89	2.36	(.48 )	(.11 )	(.59 )	13.47	20.47	46.63		.63	.92	3.65
10/31/2023	12.01	.43	(.13 )	.30	(.43 )	(.18 )	(.61 )	11.70	2.40	40.64		.64	.92	3.55
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36 )	(.25 )	(.61 )	12.01	(10.03)	42.63		.63	.92	2.74
10/31/2021	12.22	.32	2.07	2.39	(.37 )	(.27 )	(.64 )	13.97	19.95	43.63		.63	.90	2.39
Class R-4:
4/30/2026[6,7]	14.37	.28	.50	.78	(.27 )	(.28 )	(.55 )	14.60	5.50 [8]	38	.35 [9]	.35 [9]	.65 [9]	3.89 [9]
10/31/2025	13.51	.52	1.03	1.55	(.52 )	(.17 )	(.69 )	14.37	11.85	34.34		.34	.64	3.81
10/31/2024	11.74	.51	1.88	2.39	(.51 )	(.11 )	(.62 )	13.51	20.75	34.34		.34	.63	3.96
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.78	31.34		.34	.62	3.81
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.04	(9.74)	31.34		.34	.63	3.04
10/31/2021	12.25	.37	2.05	2.42	(.40 )	(.27 )	(.67 )	14.00	20.23	35.35		.35	.62	2.74
Class R-5E:
4/30/2026[6,7]	14.35	.29	.49	.78	(.28 )	(.28 )	(.56 )	14.57	5.54 [8]	16	.17 [9]	.17 [9]	.47 [9]	4.03 [9]
10/31/2025	13.49	.53	1.04	1.57	(.54 )	(.17 )	(.71 )	14.35	12.07	13.16		.16	.46	3.89
10/31/2024	11.72	.53	1.89	2.42	(.54 )	(.11 )	(.65 )	13.49	21.01	9.14		.14	.43	4.13
10/31/2023	12.02	.49	(.12 )	.37	(.49 )	(.18 )	(.67 )	11.72	2.99	8.14		.14	.42	4.00
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42 )	(.25 )	(.67 )	12.02	(9.65)	7.16		.16	.45	3.25
10/31/2021	12.23	.41	2.05	2.46	(.43 )	(.27 )	(.70 )	13.99	20.56	5.17		.17	.44	3.02
Class R-5:
4/30/2026[6,7]	14.41	.30	.50	.80	(.29 )	(.28 )	(.57 )	14.64	5.64 [8]	22	.07 [9]	.07 [9]	.37 [9]	4.14 [9]
10/31/2025	13.55	.55	1.04	1.59	(.56 )	(.17 )	(.73 )	14.41	12.13	19.06		.06	.36	4.01
10/31/2024	11.76	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.55	21.22	12.06		.06	.35	4.16
10/31/2023	12.07	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.76	2.98	8.06		.06	.34	4.12
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43 )	(.25 )	(.68 )	12.07	(9.46)	10.06		.06	.35	3.33
10/31/2021	12.27	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.03	20.62	8.06		.06	.33	2.96
Class R-6:
4/30/2026[6,7]	14.41	.30	.49	.79	(.29 )	(.28 )	(.57 )	14.63	5.59 [8]	288	.02 [9]	.02 [9]	.32 [9]	4.22 [9]
10/31/2025	13.54	.56	1.04	1.60	(.56 )	(.17 )	(.73 )	14.41	12.26	220.01		.01	.31	4.09
10/31/2024	11.76	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.54	21.19	155.01		.01	.30	4.25
10/31/2023	12.06	.51	(.13 )	.38	(.50 )	(.18 )	(.68 )	11.76	3.12	113.01		.01	.29	4.13
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44 )	(.25 )	(.69 )	12.06	(9.49)	82.01		.01	.30	3.36
10/31/2021	12.27	.41	2.07	2.48	(.45 )	(.27 )	(.72 )	14.03	20.68	83.01		.01	.28	3.00
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	72

Financial highlights (continued)
Tax-Aware Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$17.34	$.20	$.69	$.89	$(.21 )	$(.54 )	$(.75 )	$17.48	5.25%[8]	$4,783	.33%[9]	.66%[9]	2.35%[9]
10/31/2025	16.28	.40	1.46	1.86	(.38 )	(.42 )	(.80 )	17.34	11.96	4,437.33		.66	2.46
10/31/2024	13.84	.39	2.68	3.07	(.36 )	(.27 )	(.63 )	16.28	22.59	3,854.32		.64	2.50
10/31/2023	13.80	.36	.32	.68	(.35 )	(.29 )	(.64 )	13.84	4.92	3,127.34		.64	2.48
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32 )	(.10 )	(.42 )	13.80	(11.98)	3,127.34		.63	2.04
10/31/2021	13.80	.28	2.40	2.68	(.29 )	(.08 )	(.37 )	16.11	19.58	3,309.34		.64	1.83
Class C:
4/30/2026[6,7]	17.20	.14	.67	.81	(.14 )	(.54 )	(.68 )	17.33	4.85 [8]	310	1.04 [9]	1.37 [9]	1.63 [9]
10/31/2025	16.15	.28	1.46	1.74	(.27 )	(.42 )	(.69 )	17.20	11.20	315	1.03	1.36	1.75
10/31/2024	13.73	.28	2.66	2.94	(.25 )	(.27 )	(.52 )	16.15	21.74	315	1.04	1.36	1.79
10/31/2023	13.70	.25	.32	.57	(.25 )	(.29 )	(.54 )	13.73	4.13	301	1.04	1.34	1.79
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21 )	(.10 )	(.31 )	13.70	(12.58)	342	1.04	1.33	1.33
10/31/2021	13.70	.17	2.38	2.55	(.18 )	(.08 )	(.26 )	15.99	18.76	414	1.04	1.34	1.13
Class T:
4/30/2026[6,7]	17.35	.23	.68	.91	(.23 )	(.54 )	(.77 )	17.49	5.40 [8,11]	— [12]	.03 [9,11]	.36 [9,11]	2.65 [9,11]
10/31/2025	16.29	.45	1.46	1.91	(.43 )	(.42 )	(.85 )	17.35	12.28 [11]	— [12]	.03 [11]	.36 [11]	2.76 [11]
10/31/2024	13.84	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.29	23.02 [11]	— [12]	.03 [11]	.35 [11]	2.80 [11]
10/31/2023	13.81	.41	.31	.72	(.40 )	(.29 )	(.69 )	13.84	5.18 [11]	— [12]	.01 [11]	.31 [11]	2.82 [11]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36 )	(.10 )	(.46 )	13.81	(11.65)[11]	— [12]	.04 [11]	.33 [11]	2.33 [11]
10/31/2021	13.80	.33	2.39	2.72	(.33 )	(.08 )	(.41 )	16.11	19.93 [11]	— [12]	.04 [11]	.34 [11]	2.14 [11]
Class F-1:
4/30/2026[6,7]	17.34	.20	.68	.88	(.20 )	(.54 )	(.74 )	17.48	5.22 [8]	336	.39 [9]	.72 [9]	2.28 [9]
10/31/2025	16.28	.39	1.47	1.86	(.38 )	(.42 )	(.80 )	17.34	11.91	323.37		.70	2.42
10/31/2024	13.83	.38	2.69	3.07	(.35 )	(.27 )	(.62 )	16.28	22.61	282.38		.70	2.45
10/31/2023	13.80	.35	.32	.67	(.35 )	(.29 )	(.64 )	13.83	4.80	233.38		.68	2.45
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31 )	(.10 )	(.41 )	13.80	(12.02)	241.39		.68	1.98
10/31/2021	13.80	.28	2.39	2.67	(.28 )	(.08 )	(.36 )	16.11	19.53	286.38		.68	1.79
Class F-2:
4/30/2026[6,7]	17.38	.22	.68	.90	(.22 )	(.54 )	(.76 )	17.52	5.34 [8]	840	.13 [9]	.46 [9]	2.57 [9]
10/31/2025	16.32	.44	1.46	1.90	(.42 )	(.42 )	(.84 )	17.38	12.17	733.12		.45	2.67
10/31/2024	13.86	.42	2.71	3.13	(.40 )	(.27 )	(.67 )	16.32	22.95	600.11		.43	2.71
10/31/2023	13.83	.39	.32	.71	(.39 )	(.29 )	(.68 )	13.86	5.07	459.12		.42	2.70
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35 )	(.10 )	(.45 )	13.83	(11.76)	439.12		.41	2.26
10/31/2021	13.82	.32	2.40	2.72	(.32 )	(.08 )	(.40 )	16.14	19.89	450.11		.41	2.05
Class F-3:
4/30/2026[6,7]	17.36	.23	.69	.92	(.23 )	(.54 )	(.77 )	17.51	5.47 [8]	223	.02 [9]	.35 [9]	2.66 [9]
10/31/2025	16.30	.45	1.47	1.92	(.44 )	(.42 )	(.86 )	17.36	12.30	214.01		.34	2.77
10/31/2024	13.85	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.30	23.02	162.01		.33	2.82
10/31/2023	13.82	.40	.32	.72	(.40 )	(.29 )	(.69 )	13.85	5.18	120.01		.31	2.81
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37 )	(.10 )	(.47 )	13.82	(11.67)	115.01		.30	2.37
10/31/2021	13.81	.34	2.40	2.74	(.34 )	(.08 )	(.42 )	16.13	20.02	98.01		.31	2.15
Refer to the end of the table(s) for footnote(s).

73	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$9.54	$.17	$(.08 )	$.09	$(.17 )	$—	$(.17 )	$9.46	.98%[8]	$1,240	.39%[9]	.39%[9]	.66%[9]	3.68%[9]
10/31/2025	9.42	.37	.13	.50	(.38 )	—	(.38 )	9.54	5.36	1,255.39		.39	.66	3.94
10/31/2024	9.16	.37	.26	.63	(.37 )	—	(.37 )	9.42	6.98	1,265.39		.39	.66	3.94
10/31/2023	9.28	.30	(.12 )	.18	(.30 )	—	(.30 )	9.16	1.95	1,385.39		.39	.66	3.26
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	1,666.37		.37	.63	1.57
10/31/2021	10.40	.06	(.06 )	— [10]	(.19 )	(.01 )	(.20 )	10.20	(.07 )	1,906.38		.38	.63	.62
Class C:
4/30/2026[6,7]	9.52	.14	(.08 )	.06	(.14 )	—	(.14 )	9.44	.63 [8]	40	1.09 [9]	1.09 [9]	1.36 [9]	2.98 [9]
10/31/2025	9.40	.31	.12	.43	(.31 )	—	(.31 )	9.52	4.63	43	1.09	1.09	1.36	3.24
10/31/2024	9.14	.30	.26	.56	(.30 )	—	(.30 )	9.40	6.24	52	1.09	1.09	1.36	3.24
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.23	73	1.08	1.08	1.35	2.55
10/31/2022	10.18	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.26	(8.12)	104	1.07	1.07	1.33	.85
10/31/2021	10.38	(.01 )	(.06 )	(.07 )	(.12 )	(.01 )	(.13 )	10.18	(.70 )	143	1.08	1.08	1.33	(.09 )
Class T:
4/30/2026[6,7]	9.55	.19	(.08 )	.11	(.19 )	—	(.19 )	9.47	1.14 [8,11]	— [12]	.09 [9,11]	.09 [9,11]	.36 [9,11]	3.98 [9,11]
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.79 [11]	— [12]	.08 [11]	.08 [11]	.35 [11]	4.25 [11]
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21 [11]	— [12]	.08 [11]	.08 [11]	.35 [11]	4.25 [11]
10/31/2023	9.29	.34	(.13 )	.21	(.33 )	—	(.33 )	9.17	2.31 [11]	— [12]	.03 [11]	.03 [11]	.30 [11]	3.63 [11]
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.12)[11]	— [12]	.07 [11]	.07 [11]	.33 [11]	1.87 [11]
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22 [11]	— [12]	.09 [11]	.09 [11]	.34 [11]	.91 [11]
Class F-1:
4/30/2026[6,7]	9.55	.17	(.08 )	.09	(.17 )	—	(.17 )	9.47	.98 [8]	16	.40 [9]	.40 [9]	.67 [9]	3.67 [9]
10/31/2025	9.42	.37	.13	.50	(.37 )	—	(.37 )	9.55	5.46	16.39		.39	.66	3.94
10/31/2024	9.17	.37	.25	.62	(.37 )	—	(.37 )	9.42	6.86	17.39		.39	.66	3.94
10/31/2023	9.28	.30	(.11 )	.19	(.30 )	—	(.30 )	9.17	2.05	22.38		.38	.65	3.25
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.51)	32.38		.38	.64	1.54
10/31/2021	10.40	.06	(.07 )	(.01 )	(.18 )	(.01 )	(.19 )	10.20	(.09 )	53.39		.39	.64	.60
Class F-2:
4/30/2026[6,7]	9.55	.19	(.09 )	.10	(.19 )	—	(.19 )	9.46	1.02 [8]	170	.11 [9]	.11 [9]	.38 [9]	3.96 [9]
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.77	155.10		.10	.37	4.22
10/31/2024	9.16	.40	.26	.66	(.40 )	—	(.40 )	9.42	7.28	156.11		.11	.38	4.22
10/31/2023	9.28	.33	(.12 )	.21	(.33 )	—	(.33 )	9.16	2.22	181.12		.12	.39	3.50
10/31/2022	10.20	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.27)	314.12		.12	.38	1.81
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.18	422.13		.13	.38	.87
Class F-3:
4/30/2026[6,7]	9.54	.19	(.08 )	.11	(.19 )	—	(.19 )	9.46	1.18 [8]	48	.02 [9]	.02 [9]	.29 [9]	4.05 [9]
10/31/2025	9.42	.41	.12	.53	(.41 )	—	(.41 )	9.54	5.76	45.01		.01	.28	4.32
10/31/2024	9.16	.41	.26	.67	(.41 )	—	(.41 )	9.42	7.39	46.01		.01	.28	4.33
10/31/2023	9.28	.34	(.12 )	.22	(.34 )	—	(.34 )	9.16	2.34	60.01		.01	.28	3.64
10/31/2022	10.20	.19	(.91 )	(.72 )	(.19 )	(.01 )	(.20 )	9.28	(7.16)	64.01		.01	.27	1.93
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	74.02		.02	.27	1.01
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	74

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
4/30/2026[6,7]	$9.54	$.17	$(.08 )	$.09	$(.17 )	$—	$(.17 )	$9.46	.99%[8]	$187	.38%[9]	.38%[9]	.65%[9]	3.69%[9]
10/31/2025	9.41	.38	.13	.51	(.38 )	—	(.38 )	9.54	5.50	185.37		.37	.64	3.96
10/31/2024	9.16	.37	.25	.62	(.37 )	—	(.37 )	9.41	6.89	174.38		.38	.65	3.96
10/31/2023	9.28	.31	(.13 )	.18	(.30 )	—	(.30 )	9.16	1.96	167.38		.38	.65	3.27
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	181.37		.37	.63	1.57
10/31/2021	10.39	.06	(.05 )	.01	(.19 )	(.01 )	(.20 )	10.20	.03	214.37		.37	.62	.63
Class 529-C:
4/30/2026[6,7]	9.52	.14	(.08 )	.06	(.14 )	—	(.14 )	9.44	.61 [8]	9	1.14 [9]	1.14 [9]	1.41 [9]	2.93 [9]
10/31/2025	9.39	.30	.14	.44	(.31 )	—	(.31 )	9.52	4.71	9	1.13	1.13	1.40	3.19
10/31/2024	9.14	.30	.25	.55	(.30 )	—	(.30 )	9.39	6.10	8	1.12	1.12	1.39	3.21
10/31/2023	9.26	.23	(.12 )	.11	(.23 )	—	(.23 )	9.14	1.18	9	1.14	1.14	1.41	2.50
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.17)	12	1.13	1.13	1.39	.81
10/31/2021	10.39	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.82 )	17	1.13	1.13	1.38	(.13 )
Class 529-E:
4/30/2026[6,7]	9.54	.16	(.09 )	.07	(.16 )	—	(.16 )	9.45	.77 [8]	5	.60 [9]	.60 [9]	.87 [9]	3.47 [9]
10/31/2025	9.41	.35	.14	.49	(.36 )	—	(.36 )	9.54	5.26	5.60		.60	.87	3.73
10/31/2024	9.16	.35	.25	.60	(.35 )	—	(.35 )	9.41	6.66	4.60		.60	.87	3.74
10/31/2023	9.28	.28	(.12 )	.16	(.28 )	—	(.28 )	9.16	1.73	4.60		.60	.87	3.05
10/31/2022	10.19	.13	(.90 )	(.77 )	(.13 )	(.01 )	(.14 )	9.28	(7.61)	5.59		.59	.85	1.34
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.30 )	7.60		.60	.85	.40
Class 529-T:
4/30/2026[6,7]	9.55	.19	(.08 )	.11	(.19 )	—	(.19 )	9.47	1.11 [8,11]	— [12]	.15 [9,11]	.15 [9,11]	.42 [9,11]	3.92 [9,11]
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.73 [11]	— [12]	.14 [11]	.14 [11]	.41 [11]	4.18 [11]
10/31/2024	9.17	.39	.25	.64	(.39 )	—	(.39 )	9.42	7.13 [11]	— [12]	.15 [11]	.15 [11]	.42 [11]	4.19 [11]
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.24 [11]	— [12]	.10 [11]	.10 [11]	.37 [11]	3.55 [11]
10/31/2022	10.20	.18	(.91 )	(.73 )	(.17 )	(.01 )	(.18 )	9.29	(7.19)[11]	— [12]	.14 [11]	.14 [11]	.40 [11]	1.80 [11]
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.16 [11]	— [12]	.15 [11]	.15 [11]	.40 [11]	.85 [11]
Class 529-F-1:
4/30/2026[6,7]	9.54	.18	(.08 )	.10	(.18 )	—	(.18 )	9.46	1.08 [8,11]	— [12]	.22 [9,11]	.22 [9,11]	.49 [9,11]	3.85 [9,11]
10/31/2025	9.42	.39	.12	.51	(.39 )	—	(.39 )	9.54	5.55 [11]	— [12]	.21 [11]	.21 [11]	.48 [11]	4.12 [11]
10/31/2024	9.16	.39	.26	.65	(.39 )	—	(.39 )	9.42	7.19 [11]	— [12]	.21 [11]	.21 [11]	.48 [11]	4.13 [11]
10/31/2023	9.28	.32	(.12 )	.20	(.32 )	—	(.32 )	9.16	2.13 [11]	— [12]	.21 [11]	.21 [11]	.48 [11]	3.45 [11]
10/31/2022	10.20	.17	(.91 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.33)[11]	— [12]	.19 [11]	.19 [11]	.45 [11]	1.75 [11]
10/31/2021	10.40	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.20	.13 [11]	— [12]	.19 [11]	.19 [11]	.44 [11]	.81 [11]
Class 529-F-2:
4/30/2026[6,7]	9.55	.19	(.09 )	.10	(.19 )	—	(.19 )	9.46	1.02 [8]	64	.12 [9]	.12 [9]	.39 [9]	3.95 [9]
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.76	62.12		.12	.39	4.21
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.17	52.11		.11	.38	4.23
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.25	42.10		.10	.37	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.16)	39.11		.11	.37	1.83
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.17	44.14		.14	.39	.86
Refer to the end of the table(s) for footnote(s).

75	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
4/30/2026[6,7]	$9.55	$.19	$(.09 )	$.10	$(.19 )	$—	$(.19 )	$9.46	1.03%[8]	$— [12]	.08%[9]	.08%[9]	.35%[9]	3.99%[9]
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.80	— [12]	.08	.08	.35	4.25
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21	— [12]	.08	.08	.35	4.26
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.26	— [12]	.09	.09	.36	3.57
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.13)	— [12]	.08	.08	.34	1.86
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22	— [12]	.15	.09	.34	.90
Class ABLE-A:
4/30/2026[6,7]	9.57	.18	(.08 )	.10	(.18 )	—	(.18 )	9.49	1.03 [8]	2	.30 [9]	.25 [9]	.52 [9]	3.82 [9]
10/31/2025	9.44	.39	.12	.51	(.38 )	—	(.38 )	9.57	5.55	2.30		.24	.51	4.08
10/31/2024	9.18	.38	.26	.64	(.38 )	—	(.38 )	9.44	7.06	1.31		.25	.52	4.09
10/31/2023	9.29	.32	(.12 )	.20	(.31 )	—	(.31 )	9.18	2.14	1.31		.25	.52	3.41
10/31/2022	10.21	.17	(.92 )	(.75 )	(.16 )	(.01 )	(.17 )	9.29	(7.42)	1.30		.25	.51	1.71
10/31/2021	10.40	.08	(.06 )	.02	(.20 )	(.01 )	(.21 )	10.21	.17	1.25		.19	.44	.82
Class ABLE-F-2:
4/30/2026[6,7]	9.60	.19	(.08 )	.11	(.19 )	—	(.19 )	9.52	1.13 [8]	— [12]	.10 [9]	.05 [9]	.32 [9]	4.02 [9]
10/31/2025	9.47	.41	.12	.53	(.40 )	—	(.40 )	9.60	5.75	— [12]	.10	.04	.31	4.28
10/31/2024	9.21	.41	.25	.66	(.40 )	—	(.40 )	9.47	7.26	— [12]	.10	.04	.31	4.32
10/31/2023	9.32	.34	(.12 )	.22	(.33 )	—	(.33 )	9.21	2.35	— [12]	.10	.04	.31	3.60
10/31/2022	10.21	.19	(.89 )	(.70 )	(.18 )	(.01 )	(.19 )	9.32	(6.94)	— [12]	.09	.03	.29	1.93
10/31/2021	10.40	.10	(.06 )	.04	(.22 )	(.01 )	(.23 )	10.21	.32	— [12]	.09	.03	.28	.96
Class R-1:
4/30/2026[6,7]	9.52	.14	(.08 )	.06	(.14 )	—	(.14 )	9.44	.64 [8]	1	1.09 [9]	1.09 [9]	1.36 [9]	2.98 [9]
10/31/2025	9.40	.31	.12	.43	(.31 )	—	(.31 )	9.52	4.69	1	1.07	1.07	1.34	3.25
10/31/2024	9.14	.31	.26	.57	(.31 )	—	(.31 )	9.40	6.32	1	1.04	1.04	1.31	3.29
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.28	1	1.05	1.05	1.32	2.59
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.13)	1	1.11	1.11	1.37	.84
10/31/2021	10.39	(.02 )	(.06 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.83 )	1	1.16	1.16	1.41	(.16 )
Class R-2:
4/30/2026[6,7]	9.49	.14	(.08 )	.06	(.14 )	—	(.14 )	9.41	.66 [8]	17	1.05 [9]	1.05 [9]	1.32 [9]	3.02 [9]
10/31/2025	9.37	.31	.12	.43	(.31 )	—	(.31 )	9.49	4.69	17	1.05	1.05	1.32	3.27
10/31/2024	9.12	.30	.26	.56	(.31 )	—	(.31 )	9.37	6.17	18	1.08	1.08	1.35	3.26
10/31/2023	9.24	.24	(.12 )	.12	(.24 )	—	(.24 )	9.12	1.26	19	1.08	1.08	1.35	2.58
10/31/2022	10.16	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.24	(8.13)	18	1.09	1.09	1.35	.86
10/31/2021	10.37	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.16	(.80 )	19	1.12	1.12	1.37	(.12 )
Class R-2E:
4/30/2026[6,7]	9.55	.15	(.07 )	.08	(.16 )	—	(.16 )	9.47	.81 [8]	— [12]	.81 [9]	.81 [9]	1.08 [9]	3.26 [9]
10/31/2025	9.43	.33	.12	.45	(.33 )	—	(.33 )	9.55	4.90	— [12]	.82	.82	1.09	3.50
10/31/2024	9.16	.33	.26	.59	(.32 )	—	(.32 )	9.43	6.55	— [12]	.89	.85	1.12	3.47
10/31/2023	9.28	.27	(.13 )	.14	(.26 )	—	(.26 )	9.16	1.49	1.82		.82	1.09	2.86
10/31/2022	10.20	.10	(.90 )	(.80 )	(.11 )	(.01 )	(.12 )	9.28	(7.91)	1.82		.82	1.08	1.06
10/31/2021	10.40	.01	(.06 )	(.05 )	(.14 )	(.01 )	(.15 )	10.20	(.54 )	1.86		.85	1.10	.13
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	76

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
4/30/2026[6,7]	$9.53	$.16	$(.08 )	$.08	$(.16 )	$—	$(.16 )	$9.45	.87%[8]	$21	.63%[9]	.63%[9]	.90%[9]	3.44%[9]
10/31/2025	9.41	.35	.12	.47	(.35 )	—	(.35 )	9.53	5.10	24.63		.63	.90	3.70
10/31/2024	9.15	.35	.26	.61	(.35 )	—	(.35 )	9.41	6.74	27.63		.63	.90	3.70
10/31/2023	9.27	.28	(.12 )	.16	(.28 )	—	(.28 )	9.15	1.69	27.64		.64	.91	3.01
10/31/2022	10.19	.13	(.92 )	(.79 )	(.12 )	(.01 )	(.13 )	9.27	(7.74)	29.64		.64	.90	1.31
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.35 )	29.66		.66	.91	.34
Class R-4:
4/30/2026[6,7]	9.55	.18	(.09 )	.09	(.18 )	—	(.18 )	9.46	.89 [8]	11	.37 [9]	.37 [9]	.64 [9]	3.70 [9]
10/31/2025	9.42	.38	.13	.51	(.38 )	—	(.38 )	9.55	5.52	12.35		.35	.62	3.98
10/31/2024	9.17	.37	.26	.63	(.38 )	—	(.38 )	9.42	6.92	11.34		.34	.61	3.99
10/31/2023	9.29	.31	(.12 )	.19	(.31 )	—	(.31 )	9.17	2.00	11.34		.34	.61	3.32
10/31/2022	10.20	.16	(.91 )	(.75 )	(.15 )	(.01 )	(.16 )	9.29	(7.36)	13.33		.33	.59	1.60
10/31/2021	10.40	.07	(.07 )	— [10]	(.19 )	(.01 )	(.20 )	10.20	(.05 )	15.35		.35	.60	.64
Class R-5E:
4/30/2026[6,7]	9.55	.18	(.08 )	.10	(.18 )	—	(.18 )	9.47	1.09 [8]	4	.18 [9]	.18 [9]	.45 [9]	3.89 [9]
10/31/2025	9.43	.39	.13	.52	(.40 )	—	(.40 )	9.55	5.59	4.16		.16	.43	4.16
10/31/2024	9.17	.39	.26	.65	(.39 )	—	(.39 )	9.43	7.23	4.16		.16	.43	4.18
10/31/2023	9.29	.32	(.12 )	.20	(.32 )	—	(.32 )	9.17	2.17	3.17		.17	.44	3.45
10/31/2022	10.21	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.29	(7.29)	4.16		.16	.42	1.80
10/31/2021	10.41	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.21	.13	3.17		.17	.42	.82
Class R-5:
4/30/2026[6,7]	9.55	.19	(.08 )	.11	(.19 )	—	(.19 )	9.47	1.14 [8]	3	.08 [9]	.08 [9]	.35 [9]	3.99 [9]
10/31/2025	9.42	.40	.14	.54	(.41 )	—	(.41 )	9.55	5.81	3.07		.07	.34	4.27
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.22	5.06		.06	.33	4.28
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.28	4.06		.06	.33	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.11)	6.06		.06	.32	1.87
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.24	5.07		.07	.32	.92
Class R-6:
4/30/2026[6,7]	9.55	.19	(.08 )	.11	(.19 )	—	(.19 )	9.47	1.18 [8]	38	.02 [9]	.02 [9]	.29 [9]	4.05 [9]
10/31/2025	9.42	.41	.13	.54	(.41 )	—	(.41 )	9.55	5.87	43.01		.01	.28	4.32
10/31/2024	9.17	.41	.25	.66	(.41 )	—	(.41 )	9.42	7.28	36.01		.01	.28	4.33
10/31/2023	9.29	.34	(.12 )	.22	(.34 )	—	(.34 )	9.17	2.34	29.01		.01	.28	3.63
10/31/2022	10.20	.19	(.90 )	(.71 )	(.19 )	(.01 )	(.20 )	9.29	(7.06)	32.01		.01	.27	1.92
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	44.02		.02	.27	.97
Refer to the end of the table(s) for footnote(s).

77	American Funds Portfolio Series

Financial highlights (continued)
Tax-Exempt Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
4/30/2026[6,7]	$9.75	$.13	$(.01 )	$.12	$(.13 )	$9.74	1.20%[8]	$324	.35%[9]	.35%[9]	.60%[9]	2.62%[9]
10/31/2025	9.60	.26	.14	.40	(.25 )	9.75	4.28	324.34		.34	.59	2.65
10/31/2024	9.22	.22	.38	.60	(.22 )	9.60	6.50	330.35		.35	.61	2.31
10/31/2023	9.26	.18	(.04 )	.14	(.18 )	9.22	1.45	369.34		.34	.58	1.86
10/31/2022	9.99	.09	(.71 )	(.62 )	(.11 )	9.26	(6.24)	459.34		.34	.61	.91
10/31/2021	10.03	.07	(.01 )	.06	(.10 )	9.99	.60	525.35		.35	.63	.70
Class C:
4/30/2026[6,7]	9.74	.09	(.01 )	.08	(.09 )	9.73	.84 [8]	6	1.05 [9]	1.05 [9]	1.30 [9]	1.91 [9]
10/31/2025	9.59	.19	.14	.33	(.18 )	9.74	3.53	7	1.05	1.05	1.30	1.93
10/31/2024	9.20	.15	.39	.54	(.15 )	9.59	5.85	10	1.04	1.04	1.30	1.59
10/31/2023	9.24	.11	(.04 )	.07	(.11 )	9.20	.73	16	1.04	1.04	1.28	1.15
10/31/2022	9.97	.02	(.71 )	(.69 )	(.04 )	9.24	(6.91)	25	1.04	1.04	1.31	.19
10/31/2021	10.01	— [10]	— [10]	— [10]	(.04 )	9.97	(.05 )	37	1.05	1.05	1.33	.01
Class T:
4/30/2026[6,7]	9.76	.14	(.02 )	.12	(.14 )	9.74	1.25 [8,11]	— [12]	.04 [9,11]	.04 [9,11]	.29 [9,11]	2.92 [9,11]
10/31/2025	9.61	.28	.15	.43	(.28 )	9.76	4.60 [11]	— [12]	.04 [11]	.04 [11]	.29 [11]	2.95 [11]
10/31/2024	9.22	.25	.39	.64	(.25 )	9.61	6.98 [11]	— [12]	.01 [11]	.01 [11]	.27 [11]	2.65 [11]
10/31/2023	9.26	.21	(.04 )	.17	(.21 )	9.22	1.79 [11]	— [12]	.01 [11]	.01 [11]	.25 [11]	2.20 [11]
10/31/2022	9.99	.12	(.71 )	(.59 )	(.14 )	9.26	(5.97)[11]	— [12]	.05 [11]	.05 [11]	.32 [11]	1.21 [11]
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	9.99	.89 [11]	— [12]	.05 [11]	.05 [11]	.33 [11]	1.00 [11]
Class F-1:
4/30/2026[6,7]	9.76	.13	(.01 )	.12	(.13 )	9.75	1.18 [8]	2	.39 [9]	.39 [9]	.64 [9]	2.58 [9]
10/31/2025	9.62	.25	.14	.39	(.25 )	9.76	4.13	2.38		.38	.63	2.61
10/31/2024	9.23	.22	.38	.60	(.21 )	9.62	6.56	2.39		.39	.65	2.27
10/31/2023	9.27	.17	(.04 )	.13	(.17 )	9.23	1.40	2.39		.39	.63	1.80
10/31/2022	10.00	.08	(.71 )	(.63 )	(.10 )	9.27	(6.30)	3.39		.39	.66	.79
10/31/2021	10.03	.07	(.01 )	.06	(.09 )	10.00	.65	7.40		.40	.68	.66
Class F-2:
4/30/2026[6,7]	9.75	.14	(.01 )	.13	(.14 )	9.74	1.32 [8]	57	.12 [9]	.12 [9]	.37 [9]	2.84 [9]
10/31/2025	9.60	.28	.15	.43	(.28 )	9.75	4.53	57.10		.10	.35	2.88
10/31/2024	9.22	.24	.38	.62	(.24 )	9.60	6.76	54.11		.11	.37	2.55
10/31/2023	9.26	.20	(.04 )	.16	(.20 )	9.22	1.69	64.11		.11	.35	2.08
10/31/2022	9.99	.10	(.70 )	(.60 )	(.13 )	9.26	(6.04)	98.12		.12	.39	1.08
10/31/2021	10.03	.09	(.01 )	.08	(.12 )	9.99	.83	171.12		.12	.40	.92
Class F-3:
4/30/2026[6,7]	9.75	.14	(.01 )	.13	(.14 )	9.74	1.37 [8]	7	.01 [9]	.01 [9]	.26 [9]	2.96 [9]
10/31/2025	9.61	.29	.14	.43	(.29 )	9.75	4.53	5.01		.01	.26	2.96
10/31/2024	9.22	.25	.39	.64	(.25 )	9.61	6.97	7.01		.01	.27	2.65
10/31/2023	9.26	.20	(.03 )	.17	(.21 )	9.22	1.80	7.01		.01	.25	2.16
10/31/2022	9.99	.11	(.70 )	(.59 )	(.14 )	9.26	(5.93)	15.01		.01	.28	1.14
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	9.99	.93	42.02		.02	.30	1.01
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	78

Financial highlights (continued)

Portfolio turnover rate for all share classes[14]	Six months ended April 30, 2026[6],7,8,15	Year ended October 31,
		2025	2024	2023	2022	2021
Global Growth Portfolio	9%	5%	12%	9%	5%	5%
Growth Portfolio	11	1	16	1	2	5
Moderate Growth and Income Portfolio	10	4	4	9	7	11
Growth and Income Portfolio	14	2	10	2	2	18
Conservative Growth and Income Portfolio	5	2	16	4	4	30
Tax-Aware Conservative Growth and Income Portfolio	1	39	40	4	4	— [16]
Preservation Portfolio	4	9	6	9	20	17
Tax-Exempt Preservation Portfolio	6	15	34	5	20	5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or Commonwealth Savers Plan, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $0.01.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	Amount less than $1 million.
[13]	Amount less than 0.01%.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Rates exclude in-kind transactions, if any.
[16]	Amount is either less than 1% or there is no turnover.
Refer to the notes to financial statements.

79	American Funds Portfolio Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
4,137,160,177
Total shares voting on November 25, 2025:
3,413,022,886 (82.5% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	3,336,080,112	97.7%	76,942,774	2.3%
Vanessa C. L. Chang	3,331,740,440	97.6%	81,282,446	2.4%
Francisco G. Cigarroa	3,333,767,365	97.7%	79,255,521	2.3%
Nariman Farvardin	3,327,261,317	97.5%	85,761,569	2.5%
Jennifer C. Feikin	3,330,151,779	97.6%	82,871,107	2.4%
John G. Freund	3,335,282,380	97.7%	77,740,506	2.3%
Leslie Stone Heisz	3,332,981,039	97.7%	80,041,847	2.3%
Sharon I. Meers	3,333,041,537	97.7%	79,981,349	2.3%
William L. Robbins	3,338,882,657	97.8%	74,140,229	2.2%
Kenneth M. Simril	3,336,154,303	97.7%	76,868,583	2.3%
Margaret Spellings	3,331,625,485	97.6%	81,397,401	2.4%
Christopher E. Stone	3,335,407,256	97.7%	77,615,630	2.3%
Alexandra Trower	3,338,038,156	97.8%	74,984,730	2.2%
Paul S. Williams	3,337,628,295	97.8%	75,394,591	2.2%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Portfolio Series	80

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

81	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Portfolio Series	82

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 08, 2026